UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

THE TARGET PORTFOLIO TRUST®

SEMIANNUAL REPORT • APRIL 30, 2012

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

TARGET FUNDS and TARGET Portfolio Trust are distributed by Prudential Investment Management Services LLC, Newark, NJ, a Prudential Financial company and member of SIPC. Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear TARGET Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the TARGET Portfolio Trust. Prudential Investments is the advisory firm that runs TARGET. While Judy will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of TARGET effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building our fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

We hope you find the semiannual report for TARGET informative and useful. Today many investors are asking where they can find new growth opportunities. Whether you are looking for capital growth, current income, or a combination of both, the TARGET portfolios feature a wide range of strategies to suit a variety of investment needs.

TARGET is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by our team of experienced investment management analysts. Of course, the future performance of the TARGET portfolios cannot be guaranteed.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Stuart S. Parker, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.60%; Class T, 0.85%. Net operating expenses: Class R, 1.35%; Class T, 0.85%, after contractual reduction through 2/28/2013.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.59%; Class T, 0.84%. Net operating expenses: Class R, 1.34%; Class T, 0.84%, after contractual reduction through 2/28/2013.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.69%; Class T, 0.94%. Net operating expenses: Class R, 1.44%; Class T, 0.94%, after contractual reduction through 2/28/2013.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.45%; Class T, 0.70%. Net operating expenses: Class R, 1.20%; Class T, 0.70%, after contractual reduction through 2/28/2013.

International Equity Portfolio:

Gross operating expenses: Class Q, 0.85%; Class R, 1.74%; Class T, 0.99%. Net operating expenses: Class Q, 0.85%; Class R, 1.49%; Class T, 0.99%, after contractual reduction through 2/28/2013.

	Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)	12.76%	4.94%	4.29%	N/A	18.20% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	13.02	5.48	6.91	37.30%	—
Russell 1000 Growth Index	14.13	7.26	22.28	65.39	—
S&P 500 Index	12.76	4.73	5.13	58.34	—
Lipper Large-Cap Growth Funds Avg.	12.89	4.71	16.24	53.91	—

2	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)		7.97%	1.64%	N/A	3.04% (8/22/06)
Large Capitalization Growth Portfolio (Class T)		8.58	2.15	2.42%	—
Russell 1000 Growth Index		11.02	5.10	4.28	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Large-Cap Growth Funds Avg.		8.38	3.87	3.71	—

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)	10.78%	–0.01%	–21.01%	N/A	–8.06% (8/22/06)
Large Capitalization Value Portfolio (Class T)	11.10	0.51	–19.00	48.37%	—
Russell 1000 Value Index	11.62	1.03	–8.33	60.32	—
S&P 500 Index	12.76	4.73	5.13	58.34	—
Lipper Large-Cap Value Funds Avg.	11.18	–0.48	–7.88	48.37	—

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)		3.08%	–3.71%	N/A	–1.37% (8/22/06)
Large Capitalization Value Portfolio (Class T)		3.61	–3.23	3.88%	—
Russell 1000 Value Index		4.79	–0.81	4.58	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Large-Cap Value Funds Avg.		3.38	–0.66	3.74	—

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)	10.21%	–1.63%	–4.12%	N/A	9.51% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	10.50	–1.11	–1.72	22.11%	—
Russell 2000 Growth Index	10.58	–4.42	17.47	80.04	—
Russell 2000 Index	11.02	–4.25	7.47	82.26	—
Lipper Small-Cap Growth Funds Avg.	11.70	–4.09	15.61	79.35	—

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)		4.18%	–0.03%	N/A	1.83% (8/22/06)
Small Capitalization Growth Portfolio (Class T)		4.67	0.46	1.95%	—
Russell 2000 Growth Index		0.68	4.15	6.00	—
Russell 2000 Index		–0.18	2.13	6.45	—
Lipper Small-Cap Growth Funds Avg.		0.67	3.56	5.77	—

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)	10.23%	–2.18%	15.74%	N/A	32.80% (8/22/06)
Small Capitalization Value Portfolio (Class T)	10.52	–1.71	18.67	144.74%	—
Russell 2000 Value Index	11.47	–4.06	–2.41	80.31	—
Russell 2000 Index	11.02	–4.25	7.47	82.26	—
Lipper Small-Cap Core Funds Avg.	10.58	–3.64	8.19	88.69	—

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)		0.67%	3.64%	N/A	5.30% (8/22/06)
Small Capitalization Value Portfolio (Class T)		1.19	4.16	9.61%	—
Russell 2000 Value Index		–1.07	0.01	6.59	—
Russell 2000 Index		–0.18	2.13	6.45	—
Lipper Small-Cap Core Funds Avg.		0.15	2.24	6.68	—

4	THE TARGET PORTFOLIO TRUST

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	3.47%	–13.77%	N/A	N/A	–8.56% (3/1/11)
International Equity Portfolio (Class R)	3.25	–14.33	–19.29%	N/A	–1.85 (8/22/06)
International Equity Portfolio (Class T)	3.49	–13.93	–17.28	70.87%	—
MSCI EAFE ND Index	2.44	–12.82	–21.48	69.51	—
Lipper International Large-Cap Core Funds Avg.	3.92	–12.69	–20.39	58.95	—

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)		–6.86%	N/A	—	–6.46% (3/1/11)
International Equity Portfolio (Class R)		–7.51	–3.03%	—	–0.03 (8/22/06)
International Equity Portfolio (Class T)		–7.09	–2.54	5.71%	—
MSCI EAFE ND Index		–5.77	–3.51	5.65	—
Lipper International Large-Cap Core Funds Avg.		–5.98	–3.53	4.88	—

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

Benchmark Definitions

Lipper International Large-Cap Core Funds Average

Lipper International Large-Cap Core funds invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash-flow ratio, price-to-book ratio, and three-year sales-per-share-growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. Broad Market Index (BMI).

Lipper Large-Cap Growth Funds Average

Lipper Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Value Funds Average

Lipper Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Small-Cap Growth Funds Average

Lipper Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P SmallCap 600 Index.

Lipper Small-Cap Core Funds Average

Lipper Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value, compared to the S&P SmallCap 600 Index.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

6	THE TARGET PORTFOLIO TRUST

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios.

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

Benchmark Inception Returns

Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 41.01% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/12 is 6.38% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 20.92% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/12 is 3.58% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/12 is 32.50% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 5.20% for Class R.

Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 6.01% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/12 is 1.24% for Class R. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 20.92% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/12 is 3.58% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/12 is 5.81% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 1.16% for Class R.

Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 35.28% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/12 is 5.87% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 22.48% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/12 is 3.99% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/12 is 34.30% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 5.47% for Class R.

THE TARGET PORTFOLIO TRUST	7

Equity Portfolios’ Performance (continued)

Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 10.15% for Class R. Russell 2000 Value Index Month-End to Inception average annual total return as of 3/31/12 is 2.01% for Class R. Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 22.48% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/12 is 3.99% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/12 is 24.87% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 4.17% for Class R.

International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are –9.68% for Class Q; –5.67% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/12 are –7.30% for Class Q; –0.69% for Class R. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/12 are –9.05% for Class Q; –5.80% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are –6.87% for Class Q; –0.84% for Class R.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for sales charges or taxes.

8	THE TARGET PORTFOLIO TRUST

Fixed Income Portfolios’ Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.38%; Class T, 0.63%. Net operating expenses: Class R, 1.13%; Class T, 0.63%, after contractual reduction through 2/28/2013.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.68%. Net operating expenses: Class T, 0.68%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 0.96%. Net operating expenses: Class T, 0.96%.

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)	3.43%	6.46%	45.72%	N/A	50.48% (8/22/06)
Total Return Bond Portfolio (Class T)	3.86	7.25	49.55	94.49%	—
Barclays Capital U.S. Aggregate Bond Index	2.44	7.54	36.16	74.29	—
Lipper Corporate Debt BBB-Rated Funds Avg.	4.13	7.69	37.93	87.77	—

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)		6.30%	7.62%	N/A	7.31% (8/22/06)
Total Return Bond Portfolio (Class T)		7.19	8.20	6.97%	—
Barclays Capital U.S. Aggregate Bond Index		7.71	6.25	5.80	—
Lipper Corporate Debt BBB-Rated Funds Avg.		8.14	6.47	6.45	—

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	3.95%	6.42%	48.18%	82.62%
Barclays Capital Int. Govt./Credit Bond Index	2.08	5.86	32.34	66.23
Lipper Int. Inv.-Grade Debt Funds Avg.	3.23	6.49	32.50	67.42

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)		6.48%	7.91%	6.28%
Barclays Capital Int. Govt./Credit Bond Index		6.09	5.67	5.29
Lipper Int. Inv.-Grade Debt Funds Avg.		6.88	5.61	5.31

		Cumulative Total Returns as of 4/30/12
	Six Months	One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)	2.64%	6.19%	43.07%	72.92%
Barclays Capital Mortgage-Backed Securities Index	2.11	5.74	36.13	71.09
Citigroup Mortgage-Backed Securities Index	2.21	5.90	36.73	72.23
Lipper U.S. Mortgage Funds Avg.	2.61	5.76	29.73	57.23

		Average Annual Total Returns as of 3/31/12
		One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)		7.04%	7.37%	5.73%
Barclays Capital Mortgage-Backed Securities Index		6.21	6.33	5.65
Citigroup Mortgage-Backed Securities Index		6.38	6.42	5.71
Lipper U.S. Mortgage Funds Avg.		6.30	5.20	4.68

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each Portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

10	THE TARGET PORTFOLIO TRUST

Benchmark Definitions

Barclays Capital Intermediate Government/Credit Bond Index

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed.

Barclays Capital Mortgage-Backed Securities Index

The Barclays Capital Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Citigroup Mortgage-Backed Securities Index

The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed.

Lipper Corporate Debt BBB-Rated Funds Average

Lipper Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades.

Lipper Intermediate Investment-Grade Debt Funds Average

Lipper Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years.

Lipper U.S. Mortgage Funds Average

Lipper U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Benchmark Inception Returns

Total Return Bond Portfolio—Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 41.91% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/12 is 6.26% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/12 is 44.89% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 6.55% for Class R.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for sales charges or taxes.

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per

12	THE TARGET PORTFOLIO TRUST

year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,127.60	1.35%	$7.14
Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77
Class T
Actual	$1,000.00	$1,130.20	0.85%	$4.50
Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,107.80	1.34%	$7.02
Hypothetical	$1,000.00	$1,018.20	1.34%	$6.72
Class T
Actual	$1,000.00	$1,111.00	0.84%	$4.41
Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22

THE TARGET PORTFOLIO TRUST	13

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,102.10	1.44%	$7.53
Hypothetical	$1,000.00	$1,017.70	1.44%	$7.22
Class T
Actual	$1,000.00	$1,105.00	0.94%	$4.92
Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,012.60	1.26%	$6.31
Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32
Class T
Actual	$1,000.00	$1,007.60	0.76%	$3.79
Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

International Equity Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class Q
Actual	$1,000.00	$1,034.70	0.85%	$4.30
Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class R
Actual	$1,000.00	$1,032.50	1.49%	$7.53
Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47
Class T
Actual	$1,000.00	$1,034.90	0.99%	$5.01
Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

14	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,034.30	1.13%	$5.72
Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67
Class T
Actual	$1,000.00	$1,038.60	0.63%	$3.19
Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,039.50	0.68%	$3.45
Hypothetical	$1,000.00	$1,021.48	0.68%	$3.42

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,026.40	0.96%	$4.84
Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Portfolio’s fiscal year ending October 31, 2012 (to reflect the six-month period).

THE TARGET PORTFOLIO TRUST	15

Portfolio of Investments As of April 30, 2012 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.7%

	COMMON STOCKS—98.2%

	Auto Parts and Equipment—0.4%
29,350	Johnson Controls, Inc.(a)	$938,319

	Beverages—0.5%
45,121	Diageo PLC (United Kingdom)	1,135,750

	Biotechnology—3.4%
11,730	Alexion Pharmaceuticals, Inc.*	1,059,454
34,211	Biogen Idec, Inc.*	4,584,616
15,520	Celgene Corp.*	1,131,718
10,790	Gilead Sciences, Inc.*(a)	561,188

		7,336,976

	Broadcasting—0.3%
11,610	Discovery Communications, Inc. (Class A Stock)*	631,816

	Building Materials—0.1%
3,540	Owens Corning*(a)	121,599

	Business Services—0.7%
3,348	MasterCard, Inc. (Class A Stock)	1,514,200

	Chemicals—4.2%
7,570	Airgas, Inc.	693,715
3,030	Albemarle Corp.(a)	197,859
11,100	Celanese Corp. (Class A Stock)	537,906
53,338	Monsanto Co.	4,063,289
31,305	Praxair, Inc.	3,621,988

		9,114,757

	Commercial Banks—1.5%
103,564	U.S. Bancorp	3,331,654

	Commercial Services—0.8%
9,100	FleetCor Technologies, Inc.*	359,905
4,510	Sotheby’s	177,333
4,000	United Rentals, Inc.*(a)	186,720
19,300	Verisk Analytics, Inc. (Class A Stock)*(a)	944,735

		1,668,693

	Computer Hardware—7.1%
25,305	Apple, Inc.*	14,784,193
13,620	NetApp, Inc.*	528,865

		15,313,058

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software—2.8%
49,406	Accenture PLC (Class A Stock) (Ireland)	$3,208,920
4,948	Amazon.com, Inc.*	1,147,441
15,929	Cognizant Technology Solutions Corp. (Class A Stock)*	1,167,914
13,700	Parametric Technology Corp.*(a)	295,646
1,461	salesforce.com, Inc.*	227,522

		6,047,443

	Computers & Peripherals—0.9%
72,090	EMC Corp.*(a)	2,033,659

	Cosmetics & Toiletries—1.1%
36,850	Estee Lauder Cos., Inc. (The) (Class A Stock)	2,408,147

	Distribution/Wholesale—0.9%
256,000	Li & Fung Ltd. (Bermuda)	547,724
5,720	LKQ Corp.*	191,334
6,138	W.W. Grainger, Inc.	1,275,599

		2,014,657

	Diversified Financial Services—0.5%
6,020	Affiliated Managers Group, Inc.*	683,993
2,223	BlackRock, Inc.	425,882

		1,109,875

	Engineering/Construction—0.2%
7,250	Fluor Corp.	418,688

	Entertainment & Leisure—0.7%
15,120	Las Vegas Sands Corp.	839,009
5,863	Polaris Industries Inc(a)	465,757
9,490	Royal Caribbean Cruises Ltd. (Liberia)(a)	259,741

		1,564,507

	Environmental Services—0.2%
4,140	Stericycle, Inc.*(a)	358,524

	Financial—Bank & Trust—1.7%
108,364	Wells Fargo & Co.	3,622,609

	Financial Services—2.8%
49,499	Visa, Inc. (Class A Stock)	6,087,387

	Food—2.6%
10,213	Danone (France)	718,530
6,600	General Mills, Inc.	256,674
9,340	Kraft Foods, Inc. (Class A Stock)	372,386

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food (continued)
51,258	Mead Johnson Nutrition Co.	$4,385,635

		5,733,225

	Hand/Machine Tools—0.4%
10,860	Stanley Black & Decker, Inc.	794,518

	Healthcare Products—0.8%
2,560	Cooper Cos., Inc. (The)	225,715
21,364	Covidien PLC (Ireland)	1,179,934
2,700	IDEXX Laboratories, Inc.*(a)	237,411

		1,643,060

	Holding Companies—Diversified—0.2%
2,180	LVMH Moet Hennessy Louis Vuitton SA (France)	361,140

	Hotels, Restaurants & Leisure—3.3%
35,962	McDonald’s Corp.	3,504,497
27,898	Wynn Resorts Ltd.(a)	3,721,593

		7,226,090

	Internet—2.4%
28,733	Baidu, Inc., ADR (Cayman Islands)*	3,812,869
7,165	LinkedIn Corp. (Class A Stock)*	777,044
26,382	Youku.com, Inc., ADR (Cayman Islands)*(a)	634,224

		5,224,137

	Internet Software & Services—5.7%
5,882	F5 Networks, Inc.*	787,776
8,050	Google, Inc. (Class A Stock)*	4,872,101
33,950	Oracle Corp.	997,791
6,988	priceline.com, Inc.*(a)	5,316,610
7,680	VeriSign, Inc.	315,725

		12,290,003

	Investment Company—0.6%
1,674,000	Hutchison Port Holdings Trust (Singapore)	1,263,870

	Machinery & Equipment—1.7%
17,061	Cummins, Inc.	1,976,175
6,510	Joy Global, Inc.	460,713
16,459	Rockwell Automation, Inc.	1,272,939

		3,709,827

	Media—2.1%
47,453	British Sky Broadcasting Group PLC (United Kingdom)	522,139
37,908	Comcast Corp. (Special Class A Stock)(a)	1,130,796
46,500	News Corp. (Class A Stock)	911,400
29,260	Viacom, Inc. (Class B Stock)	1,357,371
16,200	Walt Disney Co. (The)	698,382

		4,620,088

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Medical Equipment—0.7%
25,447	Thermo Fisher Scientific, Inc.	$1,416,126

	Metals & Mining—2.2%
26,852	Precision Castparts Corp.	4,735,887

	Miscellaneous Manufacturers—3.1%
94,585	Danaher Corp.	5,128,399
21,660	Honeywell International, Inc.	1,313,896
5,650	Polypore International, Inc.*(a)	211,027

		6,653,322

	Oil & Gas Services—4.6%
17,470	Cameron International Corp.*	895,337
2,310	Core Laboratories NV (Netherlands)	316,424
12,450	Dresser-Rand Group, Inc.*	606,066
11,510	Ensco PLC, ADR (United Kingdom)	629,021
6,920	FMC Technologies, Inc.*(a)	325,240
42,058	National Oilwell Varco, Inc.	3,186,314
37,764	Occidental Petroleum Corp.	3,444,832
6,960	Oceaneering International, Inc.	359,345
4,770	SM Energy Co.	315,345

		10,077,924

	Oil, Gas & Consumable Fuels—3.8%
8,715	Anadarko Petroleum Corp.	638,025
19,700	Cabot Oil & Gas Corp.	692,258
6,963	Continental Resources, Inc.*(a)	621,448
4,020	EOG Resources, Inc.	441,436
5,990	EQT Corp.	298,422
102,101	Halliburton Co.	3,493,896
9,480	Noble Energy, Inc.	941,554
3,382	Pioneer Natural Resources Co.(a)	391,703
3,430	Range Resources Corp.	228,644
5,330	Schlumberger Ltd. (Netherlands)	395,166

		8,142,552

	Pharmaceuticals—4.4%
12,830	Abbott Laboratories	796,230
32,312	Allergan, Inc.	3,101,952
53,631	Bristol-Myers Squibb Co.	1,789,666
63,812	Express Scripts Holding Co*	3,560,071
3,820	SXC Health Solutions Corp.*	346,016

		9,593,935

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate—0.2%
4,480	Jones Lang LaSalle, Inc.	$358,131

	Real Estate Investment Trust—0.9%
30,392	American Tower Corp.	1,993,107

	Retail—7.8%
1,473	Autozone, Inc.*	583,544
11,360	Costco Wholesale Corp.	1,001,611
13,400	Dollar General Corp.*	635,964
7,012	Dollar Tree, Inc.*	712,840
44,989	Home Depot, Inc. (The)	2,329,980
30,337	Limited Brands, Inc.	1,507,749
7,240	Lululemon Athletica, Inc.*(a)	536,774
19,175	O’Reilly Automotive, Inc.*	2,022,196
10,520	PetSmart, Inc.	612,895
21,941	Ross Stores, Inc.	1,351,346
87,609	Starbucks Corp.	5,027,004
4,880	Tractor Supply Co.(a)	480,241

		16,802,144

	Retail & Merchandising—6.4%
316,136	Cie Financiere Richemont SA, ADR (Switzerland)	1,937,914
24,704	Target Corp.	1,431,350
6,220	Tiffany & Co.	425,821
159,204	TJX Cos., Inc. (The)	6,640,399
19,915	Urban Outfitters, Inc.*(a)	576,738
39,956	Yum! Brands, Inc.	2,906,000

		13,918,222

	Semiconductors—2.9%
18,470	Altera Corp.	656,978
7,378	ASML Holding NV (Netherlands)	376,204
22,145	Broadcom Corp. (Class A Stock)*	810,507
71,100	QUALCOMM, Inc.	4,539,024

		6,382,713

	Software—3.3%
16,780	Autodesk, Inc.*	660,628
8,296	Cerner Corp.*(a)	672,723
53,727	Check Point Software Technologies Ltd. (Israel)*(a)	3,123,150
6,310	Citrix Systems, Inc.*	540,199
3,670	Nuance Communications, Inc.*(a)	89,695
10,790	Red Hat, Inc.*	643,192
5,990	VeriFone Systems, Inc.*(a)	285,364
9,660	VMware, Inc. (Class A Stock)*	1,079,215

		7,094,166

	Telecommunications—0.1%
11,120	Juniper Networks, Inc.*	238,302

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Textiles, Apparel & Luxury Goods—3.9%
31,900	Coach, Inc.	$2,333,804
9,961	Deckers Outdoor Corp.*(a)	508,111
44,485	NIKE, Inc. (Class B Stock)	4,976,537
3,869	VF Corp.	588,281

		8,406,733

	Tobacco—0.7%
3,140	Lorillard, Inc.	424,811
12,260	Philip Morris International, Inc.	1,097,392

		1,522,203

	Transportation—2.6%
16,624	Expeditors International of Washington, Inc.(a)	664,960
8,670	Kansas City Southern	667,763
38,872	Union Pacific Corp.	4,370,768

		5,703,491

	TOTAL COMMON STOCKS (cost $151,290,215)	212,677,234

	PREFERRED STOCK—0.5%

	Financial—Bank & Trust
35,375	Wells Fargo & Co., Series J, 8.00% (cost $806,500)	1,044,978

	TOTAL LONG-TERM INVESTMENTS (cost $152,096,715)	213,722,212

	SHORT-TERM INVESTMENT—8.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
19,239,932	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $19,239,932; includes $15,476,247 of cash collateral for securities on loan)(b)(w)	19,239,932

	TOTAL INVESTMENTS—107.6% (cost $171,336,647; Note 5)	232,962,144
	Liabilities in excess of other assets—(7.6%)	(16,379,380)

	NET ASSETS—100%	$216,582,764

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,861,276; cash collateral of $15,476,247 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$212,677,234	$—	$—
Preferred Stock	1,044,978	—	—
Affiliated Money Market Mutual Fund	19,239,932	—	—

Total	$232,962,144	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (7.1% represents investments purchased with collateral from securities on loan)	8.9%
Retail	7.8
Computer Hardware	7.1
Retail & Merchandising	6.4
Internet Software & Services	5.7
Oil & Gas Services	4.6
Pharmaceuticals	4.4
Chemicals	4.2
Textiles, Apparel & Luxury Goods	3.9
Oil, Gas & Consumable Fuels	3.8
Biotechnology	3.4
Hotels, Restaurants & Leisure	3.3
Software	3.3
Miscellaneous Manufacturers	3.1
Semiconductors	2.9
Financial Services	2.8
Computer Services & Software	2.8
Food	2.6
Transportation	2.6
Internet	2.4
Metals & Mining	2.2
Financial—Bank & Trust	2.2
Media	2.1
Machinery & Equipment	1.7
Commercial Banks	1.5
Cosmetics & Toiletries	1.1%
Computers & Peripherals	0.9
Distribution/Wholesale	0.9
Real Estate Investment Trusts	0.9
Commercial Services	0.8
Healthcare Products	0.8
Entertainment & Leisure	0.7
Tobacco	0.7
Business Services	0.7
Medical Equipment	0.7
Investment Company	0.6
Beverages	0.5
Diversified Financial Services	0.5
Auto Parts and Equipment	0.4
Hand/Machine Tools	0.4
Broadcasting	0.3
Engineering/Construction	0.2
Holding Companies—Diversified	0.2
Environmental Services	0.2
Real Estate	0.2
Telecommunications	0.1
Building Materials	0.1

107.6
Liabilities in excess of other assets	(7.6)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.7%

	COMMON STOCKS

	Aerospace & Defense—3.8%
13,593	Boeing Co. (The)	$1,043,942
12,500	Embraer SA, ADR (Brazil)	433,000
4,435	General Dynamics Corp.	299,363
2,583	Huntington Ingalls Industries, Inc.*	101,899
15,200	Lockheed Martin Corp.	1,376,208
57,900	Northrop Grumman Corp.(a)	3,663,912
13,828	United Technologies Corp.	1,128,918

		8,047,242

	Air Freight & Logistics—0.4%
9,200	FedEx Corp.	811,808

	Auto Parts and Equipment—1.2%
45,180	Johnson Controls, Inc.(a)	1,444,404
27,300	Magna International, Inc. (Canada)(a)	1,196,559

		2,640,963

	Automobiles—0.4%
37,832	Ford Motor Co.(a)	426,745
6,500	Harley-Davidson, Inc.	340,145

		766,890

	Beverages—0.8%
19,200	Molson Coors Brewing Co. (Class B Stock)	798,336
14,600	PepsiCo, Inc.(a)	963,600

		1,761,936

	Biotechnology—0.8%
16,989	Amgen, Inc.	1,208,088
9,754	Gilead Sciences, Inc.*(a)	507,305

		1,715,393

	Capital Markets—1.3%
12,148	Goldman Sachs Group, Inc. (The)	1,398,842
28,098	State Street Corp.	1,298,690

		2,697,532

	Chemicals—1.0%
3,522	Air Products & Chemicals, Inc.	301,096
4,900	CF Industries Holdings, Inc.	945,994
9,000	PPG Industries, Inc.	947,160

		2,194,250

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks—6.6%
32,614	Fifth Third Bancorp	$464,097
54,269	KeyCorp	436,323
56,119	PNC Financial Services Group, Inc.	3,721,812
169,929	Regions Financial Corp.	1,145,321
46,168	U.S. Bancorp	1,485,225
203,055	Wells Fargo & Co.	6,788,129

		14,040,907

	Communication Equipment—0.4%
42,200	Cisco Systems, Inc.	850,330

	Computers & Peripherals—2.5%
3,132	Apple, Inc.*	1,829,840
141,777	Hewlett-Packard Co.	3,510,398

		5,340,238

	Consumer Finance—0.6%
24,100	Capital One Financial Corp.(a)	1,337,068

	Diversified Consumer Services—0.4%
64,000	H&R Block, Inc.	940,800

	Diversified Financial Services—6.2%
22,614	American Express Co.	1,361,589
8,338	Ameriprise Financial, Inc.	452,003
176,686	Bank of America Corp.	1,432,924
82,184	Citigroup, Inc.	2,715,359
166,442	JPMorgan Chase & Co.	7,153,677

		13,115,552

	Diversified Telecommunication Services—2.0%
106,726	AT&T, Inc.	3,512,353
15,743	CenturyLink, Inc.(a)	607,050

		4,119,403

	Electric Utilities—3.7%
60,871	American Electric Power Co., Inc.	2,364,230
44,100	Edison International(a)	1,940,841
50,000	Exelon Corp.	1,950,500
7,747	NextEra Energy, Inc.	498,519
7,827	PG&E Corp.	345,797
29,367	PPL Corp.	803,187

		7,903,074

	Electronic Equipment & Instruments—1.2%
73,700	Corning, Inc.	1,057,595
6,058	Honeywell International, Inc.	367,478
17,225	TE Connectivity Ltd. (Switzerland)	628,023

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Equipment & Instruments (continued)
8,610	Thermo Fisher Scientific, Inc.	$479,147

		2,532,243

	Energy Equipment & Services—1.3%
12,000	Diamond Offshore Drilling, Inc.	822,600
17,500	Ensco PLC, ADR (United Kingdom)	956,375
14,872	Sempra Energy	962,813

		2,741,788

	Food & Staples Retailing—3.1%
81,361	CVS Caremark Corp.	3,630,328
35,100	Kroger Co. (The)	816,777
60,700	Safeway, Inc.(a)	1,234,031
15,800	Wal-Mart Stores, Inc.	930,778

		6,611,914

	Food Products—1.9%
63,800	ConAgra Foods, Inc.	1,647,316
31,255	Kraft Foods, Inc. (Class A Stock)	1,246,137
7,555	Nestle SA, ADR (Switzerland)	461,913
18,786	Unilever NV (Netherlands)(a)	645,299

		4,000,665

	Forest & Paper Products—0.8%
47,600	International Paper Co.	1,585,556

	Healthcare Equipment & Supplies—0.7%
22,100	Medtronic, Inc.	844,220
10,200	Zimmer Holdings, Inc.	641,886

		1,486,106

	Healthcare Products—0.3%
12,785	Covidien PLC (Ireland)	706,115

	Healthcare Providers & Services—1.7%
38,000	CIGNA Corp.	1,756,740
4,175	Humana, Inc.	336,839
28,439	UnitedHealth Group, Inc.	1,596,850

		3,690,429

	Hotels, Restaurants & Leisure—0.6%
10,500	Carnival Corp. (Panama)(a)	341,145
9,500	McDonald’s Corp.	925,775

		1,266,920

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Household Products—0.9%
23,200	Kimberly-Clark Corp.	$1,820,504

	Independent Power Production—0.2%
29,700	NRG Energy, Inc.*	504,900

	Industrial Conglomerates—2.0%
217,210	General Electric Co.	4,252,972

	Insurance—7.6%
10,176	ACE Ltd. (Switzerland)	773,071
122,700	Allstate Corp. (The)	4,089,591
67,800	American International Group, Inc.*	2,307,234
93,882	MetLife, Inc.	3,382,569
42,457	Travelers Cos., Inc. (The)	2,730,834
55,000	Unum Group	1,305,700
68,287	XL Group PLC (Ireland)	1,468,853

		16,057,852

	Internet Services—0.2%
523	Google, Inc. (Class A Stock)*	316,535

	IT Services—0.9%
9,188	International Business Machines Corp.	1,902,651

	Leisure Equipment & Products—0.3%
20,900	Mattel, Inc.(a)	702,240

	Machinery—2.0%
11,000	Cummins, Inc.	1,274,130
5,781	Deere & Co.	476,123
37,358	PACCAR, Inc.	1,604,900
10,500	Parker Hannifin Corp.	920,745

		4,275,898

	Media—3.2%
26,500	CBS Corp. (Class B Stock)	883,775
21,650	Comcast Corp. (Class A Stock)	656,645
55,500	Comcast Corp. (Special Class A Stock)	1,655,565
10,900	Interpublic Group of Cos., Inc. (The)	128,729
57,314	Time Warner, Inc.(a)	2,146,982
30,834	Walt Disney Co. (The)	1,329,254

		6,800,950

	Metals & Mining—1.7%
9,915	BHP Billiton Ltd., ADR (Australia)	736,685
72,781	Freeport-McMoRan Copper & Gold, Inc.	2,787,512

		3,524,197

	Multi-Utilities—0.8%
53,500	Public Service Enterprise Group, Inc.	1,666,525

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Multiline Retail—0.8%
19,600	J.C. Penney Co., Inc.(a)	$706,776
18,900	Kohl’s Corp.(a)	947,457

		1,654,233

	Office Electronics—0.9%
233,900	Xerox Corp.	1,819,742

	Oil, Gas & Consumable Fuels—11.4%
5,218	Anadarko Petroleum Corp.	382,010
19,261	Apache Corp.(a)	1,847,900
47,000	Chesapeake Energy Corp.(a)	866,680
39,198	Chevron Corp.	4,176,939
62,446	ConocoPhillips	4,473,007
12,300	Devon Energy Corp.	859,155
16,361	Exxon Mobil Corp.	1,412,609
9,588	Hess Corp.	499,918
61,100	Marathon Oil Corp.	1,792,674
46,396	National Grid PLC (United Kingdom)	501,096
13,828	Occidental Petroleum Corp.	1,261,390
38,049	Peabody Energy Corp.	1,183,705
27,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	1,988,056
39,300	Total SA, ADR (France)	1,890,723
36,100	Valero Energy Corp.	891,670

		24,027,532

	Pharmaceuticals—9.1%
21,200	Abbott Laboratories	1,315,672
10,300	AstraZeneca PLC, ADR (United Kingdom)	452,170
35,700	Eli Lilly & Co.	1,477,623
83,391	Johnson & Johnson(a)	5,427,920
97,927	Merck & Co., Inc.	3,842,656
12,800	Novartis AG, ADR (Switzerland)	706,176
227,882	Pfizer, Inc.	5,225,334
19,300	Sanofi, ADR (France)(a)	736,874

		19,184,425

	Professional Services—0.2%
11,600	Manpower, Inc.	494,160

	Railroads—0.6%
12,060	Union Pacific Corp.	1,356,026

	Real Estate Investment Trusts—2.5%
176,400	Annaly Capital Management, Inc.(a)	2,878,848
5,492	AvalonBay Communities, Inc.(a)	798,537

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
7,278	Boston Properties, Inc.(a)	$787,843
5,331	Simon Property Group, Inc.	829,504

		5,294,732

	Retail & Merchandising—1.4%
5,284	Bed Bath & Beyond, Inc.*	371,941
14,468	Macy’s, Inc.	593,477
7,908	Target Corp.	458,190
34,381	TJX Cos., Inc. (The)	1,434,031

		2,857,639

	Semiconductors & Semiconductor Equipment—1.7%
91,100	Intel Corp.	2,587,240
19,200	KLA-Tencor Corp.(a)	1,001,280

		3,588,520

	Software—4.0%
52,358	CA, Inc.(a)	1,383,298
177,892	Microsoft Corp.	5,696,102
44,158	Oracle Corp.	1,297,804

		8,377,204

	Specialty Retail—0.5%
33,600	Gap, Inc. (The)	957,600

	Tobacco—0.8%
28,300	Altria Group, Inc.	911,543
8,088	Philip Morris International, Inc.	723,957

		1,635,500

	Wireless Telecommunication Services—1.3%
99,309	Vodafone Group PLC, ADR (United Kingdom)	2,763,769

	TOTAL LONG-TERM INVESTMENTS (cost $171,446,684)	208,741,428

	SHORT-TERM INVESTMENT—16.1%

	AFFILIATED MONEY MARKET MUTUAL FUND
34,020,654	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $34,020,654; includes $30,715,439 of cash collateral for securities on loan)(b)(w)	34,020,654

	TOTAL INVESTMENTS—114.8% (cost $205,467,338; Note 5)	242,762,082
	Liabilities in excess of other assets—(14.8%)	(31,350,694)

	NET ASSETS—100%	$211,411,388

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,801,383; cash collateral of $30,715,439 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$208,741,428	$—	$—
Affiliated Money Market Mutual Fund	34,020,654	—	—

Total	$242,762,082	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (14.5% represents investments purchased with collateral from securities on loan)	16.1%
Oil, Gas & Consumable Fuels	11.4
Pharmaceuticals	9.1
Insurance	7.6
Commercial Banks	6.6
Diversified Financial Services	6.2
Software	4.0
Aerospace & Defense	3.8
Electric Utilities	3.7
Media	3.2
Food & Staples Retailing	3.1
Computers & Peripherals	2.5
Real Estate Investment Trusts	2.5
Machinery	2.0%
Industrial Conglomerates	2.0
Diversified Telecommunication Services	2.0
Food Products	1.9
Healthcare Providers & Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Metals & Mining	1.7
Retail & Merchandising	1.4
Wireless Telecommunication Services	1.3
Energy Equipment & Services	1.3
Capital Markets	1.3
Auto Parts and Equipment	1.2
Electronic Equipment & Instruments	1.2
Chemicals	1.0
IT Services	0.9

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Household Products	0.9%
Office Electronics	0.9
Beverages	0.8
Biotechnology	0.8
Multi-Utilities	0.8
Multiline Retail	0.8
Tobacco	0.8
Forest & Paper Products	0.8
Healthcare Equipment & Supplies	0.7
Railroads	0.6
Consumer Finance	0.6
Hotels, Restaurants & Leisure	0.6
Specialty Retail	0.5
Diversified Consumer Services	0.4%
Communication Equipment	0.4
Air Freight & Logistics	0.4
Automobiles	0.4
Healthcare Products	0.3
Leisure Equipment & Products	0.3
Independent Power Production	0.2
Professional Services	0.2
Internet Services	0.2

114.8
Liabilities in excess of other assets	(14.8)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Small Capitalization Growth Portfolio	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—99.8%

	COMMON STOCKS

	Aerospace & Defense—1.6%
25,061	Triumph Group, Inc.	$1,574,332

	Airlines—0.8%
140,499	JetBlue Airways Corp.*(a)	667,370
7,894	Spirit Airlines, Inc.*(a)	189,614

		856,984

	Automotive Parts—1.5%
70,217	Meritor, Inc.*	457,113
6,200	Tenneco, Inc.*	191,146
12,961	WABCO Holdings, Inc.*(a)	816,932

		1,465,191

	Banks—0.8%
25,759	Citizens Republic Bancorp, Inc.*	434,554
4,900	Signature Bank*(a)	321,881

		756,435

	Biotechnology—2.2%
47,264	Halozyme Therapeutics, Inc.*	382,366
9,900	Incyte Corp.*(a)	224,532
21,000	NPS Pharmaceuticals, Inc.*	150,360
17,942	Seattle Genetics, Inc.*(a)	354,713
29,132	Sequenom, Inc.*(a)	149,156
19,590	United Therapeutics Corp.*	857,063
6,972	Verastem, Inc.*	72,369

		2,190,559

	Building Materials—0.2%
686	Apogee Enterprises, Inc.	10,537
6,099	Texas Industries, Inc.	204,987

		215,524

	Chemicals—2.4%
75,054	Huntsman Corp.	1,062,765
17,464	Intrepid Potash, Inc.*	433,980
7,517	Kraton Performance Polymers, Inc.*	195,442
16,647	Quaker Chemical Corp.	722,480

		2,414,667

	Clothing & Apparel—0.4%
17,600	Crocs, Inc.*(a)	355,520

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks—1.1%
7,040	Bank of the Ozarks, Inc.	$217,536
1,440	SVB Financial Group*(a)	92,290
5,700	Texas Capital Bancshares, Inc.*	214,947
9,675	UMB Financial Corp.	464,884
9,970	Walker & Dunlop, Inc.*	130,108

		1,119,765

	Commercial Services—5.4%
18,738	Acacia Research—Acacia Technologies*	768,258
44,080	Geo Group, Inc. (The)*	912,897
3,502	Kenexa Corp*	114,410
136,645	Monster Worldwide, Inc.*(a)	1,179,246
23,818	PAREXEL International Corp.*	641,657
15,404	Sotheby’s	605,685
6,144	United Rentals, Inc.*(a)	286,802
28,790	Waste Connections, Inc.	927,902

		5,436,857

	Computer Services & Software—3.2%
11,010	3D Systems Corp.*(a)	324,685
11,018	ANSYS, Inc.*	738,977
62,065	Fortinet, Inc.*	1,621,138
29,146	Riverbed Technology, Inc.*(a)	575,051

		3,259,851

	Consumer Durables—0.1%
8,600	Skullcandy, Inc.*	138,632

	Distribution/Wholesale—1.2%
7,700	MWI Veterinary Supply, Inc.*	726,880
6,700	WESCO International, Inc.*(a)	444,813

		1,171,693

	Diversified Financial Services—0.6%
35,392	Duff & Phelps Corp. (Class A Stock)	562,733
3,480	Financial Engines, Inc.*(a)	79,483

		642,216

	Electronic Components—4.2%
21,400	Coherent, Inc.*	1,125,640
12,400	FARO Technologies, Inc.*	694,152
9,190	II-VI, Inc.*	187,568
12,881	OYO Geospace Corp.*	1,484,149
35,715	Universal Electronics, Inc.*	604,298
13,924	Zagg, Inc.*	181,429

		4,277,236

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Components & Equipment—1.9%
13,582	Cymer, Inc.*(a)	$704,091
21,240	InvenSense, Inc.*(a)	341,539
18,802	Universal Display Corp.*(a)	845,526

		1,891,156

	Energy—Alternate Sources—0.2%
5,280	Clean Energy Fuels Corp.*(a)	101,587
9,700	Gevo, Inc.*	93,993

		195,580

	Entertainment & Leisure—4.3%
26,510	Bally Technologies, Inc.*	1,287,061
11,146	Black Diamond, Inc.*	110,680
7,848	Carmike Cinemas, Inc.*	104,614
48,862	Pinnacle Entertainment, Inc.*	542,368
131,184	Shuffle Master, Inc.*	2,318,021

		4,362,744

	Food—1.2%
3,700	Chefs’ Warehouse, Inc. (The)*	89,466
21,425	Fresh Market, Inc. (The)*(a)	1,096,317

		1,185,783

	Hand/Machine Tools—1.0%
14,636	Regal-Beloit Corp.	989,979

	Healthcare Products—1.3%
16,395	Accuray, Inc.*	126,241
3,386	Align Technology, Inc.*	107,370
10,580	Cooper Cos., Inc. (The)	932,839
8,100	Greatbatch, Inc.*	188,649

		1,355,099

	Healthcare Services—3.0%
10,589	Acadia Healthcare Co., Inc.*	169,000
8,341	Air Methods Corp.*(a)	701,561
11,177	AMERIGROUP Corp.*(a)	690,292
24,510	Centene Corp.*(a)	970,351
18,242	ICON PLC, ADR (Ireland)*	404,608
3,208	IPC The Hospitalist Co., Inc.*	123,219

		3,059,031

	Home Builder—0.1%
31,938	Hovnanian Enterprises, Inc. (Class A Stock)*	63,876

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Home Furnishings—1.0%
26,758	DTS, Inc.*	$834,850
5,950	Select Comfort Corp.*(a)	171,836

		1,006,686

	Hotels & Motels—0.6%
59,033	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	631,063

	Insurance—0.8%
24,877	Validus Holdings Ltd. (Bermuda)	808,503

	Internet Services—2.9%
4,761	Bazaarvoice, Inc.*(a)	94,315
3,867	Brightcove, Inc.*(a)	72,506
3,977	ExactTarget, Inc.*	107,419
2,810	Rackspace Hosting, Inc.*(a)	163,233
15,868	Saba Software, Inc.*	154,237
60,377	Sapient Corp.	722,713
7,200	Sourcefire, Inc.*(a)	367,128
36,734	TIBCO Software, Inc.*	1,208,549

		2,890,100

	Investment Company—0.4%
39,035	KKR Financial Holdings LLC(a)	354,438

	Machinery & Equipment—2.3%
4,140	Chart Industries, Inc.*	316,420
3,220	Lindsay Corp.	215,064
2,900	Middleby Corp.*	294,263
3,740	Robbins & Myers, Inc.	182,176
47,616	Terex Corp.*(a)	1,078,026
11,586	Twin Disc, Inc.(a)	254,081

		2,340,030

	Manufacturing—1.0%
14,923	Colfax Corp.*	505,740
7,579	Polypore International, Inc.*(a)	283,076
4,188	Raven Industries, Inc.	252,160

		1,040,976

	Media—0.1%
11,753	Sinclair Broadcast Group, Inc. (Class A Stock)	120,821

	Medical Supplies & Equipment—5.5%
33,245	ArthroCare Corp.*	829,795
53,461	Bruker Corp.*	803,519
23,401	Cepheid, Inc.*	898,833
36,196	Quality Systems, Inc.	1,353,730
20,818	Sirona Dental Systems, Inc.*	1,051,517
17,965	Thoratec Corp.*	625,362

		5,562,756

See Notes to Financial Statements

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE(NOTE 1)
	COMMON STOCKS (continued)

	Metal Fabricate/Hardware—0.9%
36,984	RTI International Metals, Inc.*	$907,957

	Metals & Mining—1.9%
6,510	Allied Nevada Gold Corp.*(a)	190,678
3,420	Carpenter Technology Corp.	190,357
25,699	Northwest Pipe Co.*	534,796
5,686	Rexnord Corp.*	125,547
54,682	Titanium Metals Corp.	807,653
4,192	US Silica Holdings, Inc.*(a)	75,959

		1,924,990

	Miscellaneous Manufacturers—0.7%
27,511	Hexcel Corp.*	753,251

	Oil, Gas & Consumable Fuels—6.3%
21,199	BPZ Resources, Inc.*	85,856
11,220	Cheniere Energy, Inc.*(a)	205,438
7,431	Dril-Quip, Inc.*(a)	500,775
4,240	Forum Energy Technologies, Inc.*	98,029
26,362	Gulfport Energy Corp.*	690,948
31,410	Hercules Offshore, Inc.*	159,563
3,700	Hornbeck Offshore Services, Inc.*	154,031
27,982	Lufkin Industries, Inc.	2,150,137
50,450	Magnum Hunter Resources Corp.*(a)	313,295
42,199	Oasis Petroleum, Inc.*(a)	1,395,521
22,566	Ocean Rig UDW, Inc. (Marshall Islands)*	393,325
8,155	Rex Energy Corp.*	85,709
7,900	Tesco Corp. (Canada)*	129,007

		6,361,634

	Pharmaceuticals—6.5%
24,455	Achillion Pharmaceuticals, Inc.*(a)	162,626
27,750	Akorn, Inc.*(a)	336,608
10,336	BioMarin Pharmaceutical, Inc.*(a)	358,659
20,871	Catalyst Health Solutions, Inc.*	1,802,628
22,340	Dusa Pharmaceuticals, Inc.*	130,912
5,540	Idenix Pharmaceuticals, Inc.*(a)	48,586
5,300	Jazz Pharmaceuticals, Inc. (Ireland)*	270,459
4,750	Medivation, Inc.*	384,180
17,969	Onyx Pharmaceuticals, Inc.*	817,769
4,495	Par Pharmaceutical Cos., Inc.*	190,318
11,070	Sagent Pharmaceuticals, Inc.*(a)	199,149
26,361	Salix Pharmaceuticals Ltd.*(a)	1,302,233
21,632	Theravance, Inc.*(a)	468,117
4,635	Vivus, Inc.*(a)	112,260

		6,584,504

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE(NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts—0.8%
25,248	Redwood Trust, Inc.	$294,897
3,360	Tanger Factory Outlet Centers	105,235
41,225	Two Harbors Investment Corp.	431,213

		831,345

	Restaurants—1.7%
24,387	BJ’s Restaurants, Inc.*(a)	1,053,275
11,652	Bravo Brio Restaurant Group, Inc.*	235,370
5,884	Red Robin Gourmet Burgers, Inc.*	209,823
13,470	Texas Roadhouse, Inc.	232,358

		1,730,826

	Retail—8.4%
20,969	Cash America International, Inc.(a)	980,301
29,814	Chico’s FAS, Inc.	457,943
38,065	Genesco, Inc.*	2,854,875
45,033	GNC Holdings, Inc. (Class A Stock)	1,758,989
10,650	Liz Claiborne, Inc.*(a)	142,710
12,245	Sally Beauty Holdings, Inc.*	325,717
42,281	Vitamin Shoppe, Inc.*(a)	1,990,166

		8,510,701

	Retail & Merchandising—5.0%
9,183	Aeropostale, Inc.*	203,679
12,880	Body Central Corp.*	391,166
16,841	Cost Plus, Inc.*	326,210
12,980	EZCORP, Inc. (Class A Stock)*	347,734
10,490	Finish Line, Inc. (The)(Class A Stock)	233,507
29,347	Francesca’s Holdings Corp.*	920,028
8,062	Hibbett Sports, Inc.*	481,463
6,812	Mattress Firm Holding Corp.*	272,753
7,000	Rush Enterprises, Inc. (Class A Stock)*	126,560
23,572	Steven Madden Ltd.*	1,018,546
5,717	Teavana Holdings, Inc.*	119,428
5,230	Ulta Salon Cosmetics & Fragrance, Inc.(a)	461,181
34,320	Wet Seal, Inc. (The) (Class A Stock)*	112,913

		5,015,168

	Semiconductors—2.9%
30,190	Cavium, Inc.*(a)	883,359
8,450	Inphi Corp.*	85,768
23,728	Integrated Device Technology, Inc.*	160,639
8,770	Microsemi Corp.*	188,730
11,854	Monolithic Power Systems, Inc.*	245,615
3,453	Nanometrics, Inc.*	53,556
42,558	Teradyne, Inc.*(a)	732,423
18,827	Veeco Instruments, Inc.*(a)	568,387

		2,918,477

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Software—5.7%
37,537	Allscripts Healthcare Solutions, Inc.*	$415,910
92,405	Compuware Corp.*	805,772
2,685	Infoblox, Inc.*	54,774
15,951	Informatica Corp.*(a)	734,065
2,688	Jive Software, Inc.*(a)	64,001
44,619	MedAssets, Inc.*	562,645
25,380	Opnet Technologies, Inc.	587,801
22,863	Progress Software Corp.*	529,050
41,846	QLIK Technologies, Inc.*	1,205,583
8,770	Synchronoss Technologies, Inc.*	274,501
6,500	Ultimate Software Group, Inc.*(a)	501,540

		5,735,642

	Telecommunications—3.9%
2,090	Acme Packet, Inc.*	58,666
14,240	Aruba Networks, Inc.*(a)	300,749
15,725	EZchip Semiconductor Ltd. (Israel)*	632,617
9,400	Finisar Corp.*(a)	155,288
23,996	IPG Photonics Corp.*	1,161,406
13,100	Ixia*	165,060
19,440	Neonode, Inc.*	99,338
32,154	NICE Systems Ltd., ADR (Israel)*	1,235,357
18,726	ShoreTel, Inc.*	89,698

		3,898,179

	Transportation—1.8%
11,282	Atlas Air Worldwide Holdings, Inc.*(a)	519,536
14,808	Landstar System, Inc.	793,264
29,330	Quality Distribution, Inc.*	327,616
10,782	Roadrunner Transportation Systems, Inc.*	187,068

		1,827,484

	TOTAL LONG-TERM INVESTMENTS (cost $78,513,347)	100,734,241

	SHORT-TERM INVESTMENT—22.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
22,168,163	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $22,168,163; includes $21,780,518 of cash collateral for securities on loan)(b)(w)	22,168,163

	TOTAL INVESTMENTS—121.8% (cost $100,681,510; Note 5)	122,902,404
	Liabilities in excess of other assets—(21.8%)	(21,978,358)

	NET ASSETS—100%	$100,924,046

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,966,551; cash collateral of $21,780,518 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$100,734,241	$—	$—
Affiliated Money Market Mutual Fund	22,168,163	—	—

Total	$122,902,404	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (21.6% represents investments purchased with collateral from securities on loan)	22.0%
Retail	8.4
Pharmaceuticals	6.5
Oil, Gas & Consumable Fuels	6.3
Software	5.7
Medical Supplies & Equipment	5.5
Commercial Services	5.4
Retail & Merchandising	5.0
Entertainment & Leisure	4.3
Electronic Components	4.2
Telecommunications	3.9
Computer Services & Software	3.2
Healthcare Services	3.0
Semiconductors	2.9
Internet Services	2.9
Chemicals	2.4
Machinery & Equipment	2.3
Biotechnology	2.2
Metals & Mining	1.9%
Electronic Components & Equipment	1.9
Transportation	1.8
Restaurants	1.7
Aerospace & Defense	1.6
Automotive Parts	1.5
Healthcare Products	1.3
Food	1.2
Distribution/Wholesale	1.2
Commercial Banks	1.1
Manufacturing	1.0
Home Furnishings	1.0
Hand/Machine Tools	1.0
Metal Fabricate/Hardware	0.9
Airlines	0.8
Real Estate Investment Trusts	0.8
Insurance	0.8
Banks	0.8
Miscellaneous Manufacturers	0.7
Diversified Financial Services	0.6

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

Industry (cont’d.)
Hotels & Motels	0.6%
Clothing & Apparel	0.4
Investment Company	0.4
Building Materials	0.2
Energy—Alternate Sources	0.2
Consumer Durables	0.1
Media	0.1%
Home Builder	0.1

121.8
Liabilities in excess of other assets	(21.8)

100.0%

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2012 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—95.2%

	COMMON STOCKS—94.4%

	Aerospace & Defense—3.2%
136,700	AAR Corp.	$2,112,015
71,500	Alliant Techsystems, Inc.	3,810,950
16,106	BE Aerospace, Inc.*	757,465
107,400	Curtiss-Wright Corp.	3,790,146
7,500	Ducommun, Inc.*	88,500
73,700	Elbit Systems Ltd. (Israel)	2,687,839
4,500	Esterline Technologies Corp.*	308,205
274,900	Hexcel Corp.*(a)	7,526,762
13,200	Kratos Defense & Security Solutions, Inc.*	73,260
18,000	LMI Aerospace, Inc.*	329,220
104,275	Moog, Inc. (Class A Stock)*	4,407,704
106,084	Teledyne Technologies, Inc.*	6,855,148
38,131	Triumph Group, Inc.	2,395,390

		35,142,604

	Air Freight & Logistics—0.3%
70,700	Atlas Air Worldwide Holdings, Inc.*	3,255,735

	Airlines—0.2%
20,600	Alaska Air Group, Inc.*	696,280
48,500	JetBlue Airways Corp.*(a)	230,375
56,900	Republic Airways Holdings, Inc.*	289,621
5,700	Spirit Airlines, Inc.*(a)	136,914
57,700	US Airways Group, Inc.*(a)	592,002

		1,945,192

	Auto Parts and Equipment—0.2%
134,723	Cooper Tire & Rubber Co.	2,014,109
11,900	Superior Industries International, Inc.	203,609

		2,217,718

	Banks—2.1%
1,690	1st Source Corp.	38,346
2,000	BancFirst Corp.	83,400
100	Bank of Kentucky Financial Corp.	2,521
4,100	Bank of the Ozarks, Inc.	126,690
8,900	BBCN Bancorp, Inc.*	97,722
1,300	Camden National Corp.	42,276
82,349	Cardinal Financial Corp.	993,952
8,900	Cathay General Bancorp	153,258
5,300	Central Pacific Financial Corp.*	75,366
3,700	Chemical Financial Corp.	81,659
7,000	City Holding Co.	233,450
10,300	CoBiz Financial, Inc.	64,375

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
4,500	Columbia Banking System, Inc.	$92,205
4,200	Community Bank System, Inc.	118,104
6,600	Community Trust Bancorp, Inc.	210,870
4,900	Dime Community Bancshares, Inc.	67,914
5,300	East West Bancorp, Inc.	120,681
7,500	Financial Institutions, Inc.	126,900
66,628	First Financial Bancorp	1,120,017
18,100	First Niagara Financial Group, Inc.	161,814
2,300	Great Southern Bancorp, Inc.	55,292
100,211	Hancock Holding Co.	3,224,790
28,012	Hanmi Financial Corp.*	292,165
28,458	IBERIABANK Corp.	1,453,350
6,900	Independent Bank Corp.	193,683
3,900	Lakeland Financial Corp.	101,556
10,900	MainSource Financial Group, Inc.	127,421
256,600	Old National Bancorp	3,289,612
23,300	Oriental Financial Group, Inc. (Puerto Rico)	275,406
6,600	Peoples Bancorp, Inc.	121,374
30,500	Pinnacle Financial Partners, Inc.*(a)	558,150
3,451	Republic Bancorp, Inc. (Class A Stock)	81,202
8,800	Sierra Bancorp	80,608
11,842	Signature Bank*	777,901
4,797	Southside Bancshares, Inc.	97,859
23,700	Southwest Bancorp, Inc.*	215,433
6,700	Sterling Financial Corp.*	130,114
200	Taylor Capital Group, Inc.*	2,784
66,521	TCF Financial Corp.	762,996
400	Trico Bancshares(a)	6,576
127,900	United Bankshares, Inc.(a)	3,380,397
10,000	Virginia Commerce Bancorp, Inc.*	78,300
2,900	Washington Trust Bancorp, Inc.	68,643
161,275	Webster Financial Corp.	3,665,781
4,800	WesBanco, Inc.	98,304
11,500	West Bancorp, Inc.	110,400
4,860	West Coast Bancorp*	94,964
36,354	Wilshire Bancorp, Inc.*	194,858
1,200	WSFS Financial Corp.	47,892

		23,599,331

	Beverages—0.3%
104,700	Embotelladora Andina SA, ADR (Class B Stock) (Chile)	3,402,750
54,500	Primo Water Corp.*(a)	81,750

		3,484,500

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Biotechnology—0.1%
26,600	Cambrex Corp.*	$172,368
9,700	Celldex Therapeutics, Inc.*	44,232
11,200	Incyte Corp.*(a)	254,016
175,300	Lexicon Pharmaceuticals, Inc.*	283,986
13,400	RTI Biologics, Inc.*	46,900

		801,502

	Broadcasting—0.1%
60,400	Entercom Communications Corp. (Class A Stock)*(a)	373,876
47,400	LIN TV Corp. (Class A Stock)*	187,230

		561,106

	Building Materials
13,000	Interline Brands, Inc.*	273,520

	Building Products—0.6%
84,075	A.O. Smith Corp.	4,001,970
57,850	Lennox International, Inc.	2,510,690

		6,512,660

	Business Services—0.4%
2,700	ABM Industries, Inc.	62,856
96,400	URS Corp.	3,982,284

		4,045,140

	Capital Markets—1.4%
176,700	Jefferies Group, Inc.(a)	2,814,831
97,250	LPL Investment Holdings, Inc.*(a)	3,490,303
239,875	Raymond James Financial, Inc.	8,784,222

		15,089,356

	Chemicals—4.7%
90,800	Cabot Corp.	3,916,204
22,721	Cytec Industries, Inc.	1,444,374
101,200	Ferro Corp.*	525,228
9,700	Fuller (H.B.) Co.	319,130
17,600	Georgia Gulf Corp.*	623,920
85,101	Huntsman Corp.	1,205,030
112,379	Innophos Holdings, Inc.	5,525,676
1,400	Innospec, Inc.*	42,322
45,800	International Flavors & Fragrances, Inc.(a)	2,757,618
62,775	Kraton Performance Polymers, Inc.*	1,632,150
126,600	Methanex Corp. (Canada)	4,451,256
20,400	NewMarket Corp.	4,553,688
2,900	Olin Corp.	60,784
36,450	OM Group, Inc.*	879,174
4,100	PolyOne Corp.	56,826
3,200	Rockwood Holdings, Inc.*	177,088

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Chemicals (continued)
190,166	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	$9,964,698
146,275	Sensient Technologies Corp.	5,434,116
11,000	Solutia, Inc.	311,740
35,250	TPC Group, Inc.*	1,479,795
140,800	Valspar Corp. (The)	7,201,920

		52,562,737

	Clothing & Apparel—0.2%
54,657	G & K Services, Inc. (Class A Stock)	1,796,029
12,600	Iconix Brand Group, Inc.*	193,284
5,600	Maidenform Brands, Inc.*	127,848
3,300	Warnaco Group, Inc. (The)*	174,768

		2,291,929

	Commercial Banks—3.9%
275,475	Associated Banc-Corp.	3,672,082
49,614	BancorpSouth, Inc.	668,301
125,850	Bank of Hawaii Corp.	6,152,807
4,800	Banner Corp	105,360
1,900	Center Bancorp, Inc.	20,083
6,700	Citizens & Northern Corp.	126,898
1,300	CNB Financial Corp.	21,372
55,900	Cullen/Frost Bankers, Inc.	3,295,864
7,900	Enterprise Financial Services Corp.	95,511
600	First Bancorp, Inc.	8,706
18,400	First Busey Corp.	85,376
2,300	First Financial Corp.	69,000
166,809	First Horizon National Corp.(a)	1,531,307
1,300	First of Long Island Corp. (The)	35,789
319,740	FirstMerit Corp.	5,371,632
119,000	Fulton Financial Corp.	1,248,310
1,300	German American Bancorp, Inc.(a)	24,752
2,896	Hudson Valley Holding Corp.	53,084
5,300	International Bancshares Corp.	104,569
1,300	Merchants Bancshares, Inc.	34,944
103,129	National Penn Bancshares, Inc.	950,849
3,828	Orrstown Financial Services, Inc.	29,590
152,750	Prosperity Bancshares, Inc.	7,125,787
2,300	S.Y. Bancorp, Inc.	53,360
19,465	Susquehanna Bancshares, Inc.	201,852
370,583	Trustmark Corp.(a)	9,431,337
112,557	Zions Bancorp.(a)	2,295,037

		42,813,559

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services—0.3%
95,600	Cenveo, Inc.*(a)	$273,416
2,600	Gartner, Inc.*	113,880
22,600	Lincoln Educational Services Corp.	165,884
4,300	Mac-Gray Corp.	64,070
29,405	Matthews International Corp. (Class A Stock)	882,150
21,700	Stewart Enterprises, Inc. (Class A Stock)	137,144
6,400	Team, Inc.*	189,632
2,300	TeleTech Holdings, Inc.*	34,845
60,771	TNS, Inc.*	1,239,728

		3,100,749

	Commercial Services & Supplies—2.3%
155,700	Brink’s Co. (The)	3,954,780
23,975	Consolidated Graphics, Inc.*	958,760
192,100	Corrections Corp. of America*	5,549,769
15,057	DFC Global Corp.*	263,197
228,500	Ennis, Inc.	3,601,160
220,925	KAR Auction Services, Inc.*(a)	4,065,020
16,000	Kelly Services, Inc. (Class A Stock)	223,840
85,750	McGrath RentCorp	2,522,765
12,100	Navigant Consulting, Inc.*	168,432
42,700	PHH Corp.*(a)	661,850
74,970	School Specialty, Inc.*(a)	245,152
58,700	UniFirst Corp.	3,566,612

		25,781,337

	Computer Hardware
7,600	Aspen Technology, Inc.*	150,328
11,400	CIBER, Inc.*	47,424
4,900	Mercury Computer Systems, Inc.*	64,680
7,580	Radisys Corp.*	48,133

		310,565

	Computer Services & Software—1.2%
107,761	Brocade Communications Systems, Inc.*	596,996
9,800	Electronics for Imaging, Inc.*	174,930
4,800	Fusion-io, Inc.*(a)	123,120
122,300	Global Payments, Inc.	5,678,389
8,000	Imation Corp.*	46,400
14,007	JDA Software Group, Inc.*	404,522
7,400	Mantech International Corp. (Class A Stock)(a)	232,508
2,800	NetScout Systems, Inc.*	57,932
125,377	Parametric Technology Corp.*	2,705,636
7,600	Quest Software, Inc.*	176,852
2,500	Rimage Corp.	22,725
14,900	SYNNEX Corp.*(a)	567,541
48,623	Synopsys, Inc.*	1,459,176
3,400	Unisys Corp.*(a)	63,444

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software (continued)
76,911	Xyratex Ltd. (Bermuda)	$1,116,748

		13,426,919

	Computers & Peripherals—0.9%
41,002	Diebold, Inc.	1,617,529
120,000	Lexmark International, Inc. (Class A Stock)	3,612,000
198,750	QLogic Corp.*	3,428,438
102,025	Super Micro Computer, Inc.*	1,800,741

		10,458,708

	Construction & Engineering—0.7%
22,400	EMCOR Group, Inc.	656,768
81,000	KBR, Inc.	2,742,660
183,575	MasTec, Inc.*	3,192,369
7,100	Michael Baker Corp.*	159,963
38,300	MYR Group, Inc.*	640,376
101,679	Orion Marine Group, Inc.*	703,619
4,400	VSE Corp.	96,800

		8,192,555

	Consumer Finance—0.9%
158,557	Cash America International, Inc.(a)	7,412,540
76,700	First Cash Financial Services, Inc.*	3,141,632

		10,554,172

	Consumer Products & Services—1.3%
9,300	American Greetings Corp. (Class A Stock)(a)	148,800
63,111	Central Garden & Pet Co.*	667,714
56,256	Central Garden & Pet Co. (Class A Stock)*	601,377
5,100	GP Strategies Corp.*	85,578
166,900	Helen of Troy Ltd. (Bermuda)*	5,774,740
900	La-Z-Boy, Inc.*	13,563
17,900	Rent-A-Center, Inc.	612,359
97,246	Snap-on, Inc.	6,081,765

		13,985,896

	Containers & Packaging—2.1%
37,300	Graphic Packaging Holding Co.*	199,555
27,481	Greif, Inc. (Class A Stock)	1,474,081
50,304	Owens-Illinois, Inc.*	1,169,568
131,275	Packaging Corp of America	3,831,917
55,600	Rock-Tenn Co. (Class A Stock)	3,465,548
221,675	Silgan Holdings, Inc.	9,724,882
99,900	Sonoco Products Co.	3,309,687

		23,175,238

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Cosmetics/Personal Care
4,600	Revlon, Inc. (Class A Stock)*	$78,568

	Distribution/Wholesale
4,800	Brightpoint, Inc.*	29,376
4,800	Core-Mark Holding Co., Inc.	185,280
4,800	United Stationers, Inc.	136,128

		350,784

	Diversified Financial Services—0.1%
1,757	Artio Global Investors, Inc.	6,360
86,955	Cowen Group, Inc. (Class A Stock)*(a)	219,127
4,700	Edelman Financial Group, Inc.	41,501
54,000	Gleacher & Co., Inc.*	56,160
23,200	SeaCube Container Leasing Ltd. (Bermuda)	430,360
24,438	SWS Group, Inc.	137,830

		891,338

	Drugs & Healthcare—0.3%
77,100	Covance, Inc.*	3,605,196

	Electric Utilities—2.0%
2,300	Chesapeake Utilities Corp.	96,646
63,270	Cleco Corp.	2,581,416
11,300	El Paso Electric Co.	346,232
8,300	Empire District Electric Co. (The)	170,316
167,730	Great Plains Energy, Inc.(a)	3,425,046
39,797	IDACORP, Inc.	1,621,330
3,300	MGE Energy, Inc.	150,942
56,100	OGE Energy Corp.	3,027,156
237,181	Portland General Electric Co.	6,126,385
3,300	UIL Holdings Corp.	113,421
13,800	UniSource Energy Corp.	502,320
158,046	Westar Energy, Inc.	4,534,340

		22,695,550

	Electrical Equipment—1.2%
144,651	Belden, Inc.	5,030,962
198,900	EnerSys*	6,951,555
39,878	General Cable Corp.*	1,174,008
5,000	Regal-Beloit Corp.	338,200

		13,494,725

	Electronic Equipment & Instruments—0.7%
7,000	Daktronics, Inc.	56,980
257,225	Digital River, Inc.*	4,838,402
4,600	FEI Co.*(a)	230,782
46,100	ScanSource, Inc.*	1,519,456
111,436	Vishay Intertechnology, Inc.*(a)	1,250,312

		7,895,932

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Equipment, Instrument & Components—0.6%
285,600	AVX Corp.	$3,627,120
136,600	Jabil Circuit, Inc.	3,203,270

		6,830,390

	Electronics—1.5%
190,100	Checkpoint Systems, Inc.*	2,083,496
38,082	Coherent, Inc.*	2,003,113
7,100	DDi Corp.	92,158
6,000	ESCO Technologies, Inc.	206,400
168,900	FLIR Systems, Inc.	3,793,494
117,234	Itron, Inc.*	4,783,147
35,825	Littelfuse, Inc.	2,245,153
15,000	TTM Technologies, Inc.*	154,950
40,779	Watts Water Technologies, Inc. (Class A Stock)(a)	1,501,483

		16,863,394

	Energy—Alternate Sources
1,100	FutureFuel Corp.	10,824
17,300	Green Plains Renewable Energy, Inc.*	138,227
8,560	Renewable Energy Group, Inc.*	77,639

		226,690

	Energy Equipment & Services—2.9%
218,200	Bristow Group, Inc.	10,659,070
130,376	Key Energy Services, Inc.*	1,650,560
103,390	Lufkin Industries, Inc.	7,944,488
38,000	Oil States International, Inc.*	3,024,040
147,900	Patterson-UTI Energy, Inc.	2,391,543
65,800	Tidewater, Inc.	3,620,974
61,450	Unit Corp.*	2,596,262

		31,886,937

	Entertainment & Leisure—0.9%
14,500	Isle of Capri Casinos, Inc.*	90,625
133,300	Life Time Fitness, Inc.*(a)	6,206,448
129,476	Scientific Games Corp. (Class A Stock)*	1,315,476
9,300	Speedway Motorsports, Inc.	158,658
2,000	Town Sports International Holdings, Inc.*	25,640
70,921	WMS Industries, Inc.*	1,738,274

		9,535,121

	Environmental Control
81,400	EnergySolutions, Inc.*	342,694
4,000	Metalico, Inc.*	12,960

		355,654

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Environmental Services—0.3%
15,150	Clean Harbors, Inc.*	$1,033,836
12,400	Darling International, Inc.*	203,112
93,316	Tetra Tech, Inc.*	2,491,537

		3,728,485

	Financial—Bank & Trust—0.5%
6,000	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	125,100
108,922	Boston Private Financial Holdings, Inc.	1,015,153
27,887	Citizens Republic Bancorp, Inc.*	470,454
8,000	First BanCorp	80,160
7,000	First Merchants Corp.	86,310
170,286	First Midwest Bancorp, Inc.	1,813,546
6,200	Flushing Financial Corp.	80,786
28,000	FNB Corp.	317,800
1,600	Heartland Financial USA, Inc.	29,632
10,410	Lakeland Bancorp, Inc.	95,147
1,700	Park National Corp.(a)	114,325
41,212	Prospect Capital Corp.	450,035
3,600	S&T Bancorp, Inc.	67,392
5,200	StellarOne Corp.	65,052
250,845	Synovus Financial Corp.(a)	526,774
1,900	Tompkins Financial Corp.(a)	71,915
21,802	United Community Banks, Inc.*	205,157

		5,614,738

	Financial Services—1.1%
1,600	Alliance Financial Corp.	48,816
4,100	Berkshire Hills Bancorp, Inc.	93,029
32,400	BGC Partners, Inc. (Class A Stock)(a)	225,828
107,202	CVB Financial Corp.	1,240,327
27,500	Deluxe Corp.(a)	654,775
146,500	Eaton Vance Corp.	3,852,950
11,200	Encore Capital Group, Inc.*	265,440
86,400	First Commonwealth Financial Corp.	555,552
11,100	First Community Bancshares, Inc.	148,629
14,400	Knight Capital Group, Inc. (Class A Stock)*	189,216
36,200	National Financial Partners Corp.*	533,950
6,000	NBT Bancorp, Inc.	123,300
13,300	Nelnet, Inc. (Class A Stock)	343,406
4,400	OceanFirst Financial Corp.	64,108
61,000	Ocwen Financial Corp.*	909,510
74,015	PacWest Bancorp	1,763,037
8,500	Provident Financial Services, Inc.	124,950
7,600	Renasant Corp.	121,600
1,400	Suffolk Bancorp*	16,632
9,900	Trustco Bank Corp.	54,153
7,700	World Acceptance Corp.*(a)	512,127

		11,841,335

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Food & Staples Retailing—1.6%
88,500	Andersons, Inc. (The)	$4,460,400
105,149	Casey’s General Stores, Inc.	5,925,146
94,300	Harris Teeter Supermarkets, Inc.	3,580,571
80,400	Weis Markets, Inc.	3,585,840

		17,551,957

	Food Products—0.9%
97,600	Cal-Maine Foods, Inc.	3,516,528
105,217	Corn Products International, Inc.	6,003,682

		9,520,210

	Foods—1.0%
7,100	B&G Foods, Inc.	157,904
133,781	Dole Food Co., Inc.*(a)	1,134,463
86,200	Post Holdings, Inc.*	2,564,450
22,726	Sanderson Farms, Inc.	1,172,889
32,000	Spartan Stores, Inc.	583,360
105,400	United Natural Foods, Inc.*	5,195,166

		10,808,232

	Furniture
7,200	Knoll, Inc.	106,488

	Gas Utilities—3.3%
66,700	AGL Resources, Inc.	2,629,981
250,575	Atmos Energy Corp.	8,163,733
109,490	South Jersey Industries, Inc.	5,392,383
99,200	Southwest Gas Corp.	4,168,384
235,920	Swift Energy Co.*(a)	7,136,580
129,700	UGI Corp.	3,784,646
144,768	WGL Holdings, Inc.	5,806,644

		37,082,351

	Hand/Machine Tools—0.5%
117,600	Franklin Electric Co., Inc.	5,897,640

	Healthcare Equipment & Supplies—3.0%
208,950	Cantel Medical Corp.	4,906,146
45,300	Cooper Cos., Inc. (The)	3,994,101
18,300	Greatbatch, Inc.*	426,207
139,700	Invacare Corp.	2,214,245
155,857	STERIS Corp.	4,895,469
159,105	Teleflex, Inc.	9,971,110
149,950	West Pharmaceutical Services, Inc.	6,732,755

		33,140,033

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare Products—0.7%
138,600	Columbia Laboratories, Inc.*(a)	$101,164
245,100	PSS World Medical, Inc.*(a)	5,865,243
34,075	Sirona Dental Systems, Inc.*	1,721,128

		7,687,535

	Healthcare Providers & Services—1.2%
127,800	AMERIGROUP Corp.*(a)	7,892,928
182,925	Owens & Minor, Inc.(a)	5,348,727

		13,241,655

	Healthcare Services—1.6%
20,992	Almost Family, Inc.*	511,785
140,500	Amedisys, Inc.*(a)	2,069,565
55,460	AmSurg Corp.*	1,595,030
5,700	Assisted Living Concepts, Inc. (Class A Stock)	102,087
83,700	Five Star Quality Care, Inc.*	287,091
91,753	HealthSouth Corp.*	2,054,350
155,600	Healthways, Inc.*	1,037,852
87,050	LifePoint Hospitals, Inc.*	3,396,691
79,598	MEDNAX, Inc.*(a)	5,590,963
600	Molina Healthcare, Inc.*	15,390
25,100	Skilled Healthcare Group, Inc. (Class A Stock)*	192,517
10,100	Sun Healthcare Group, Inc.*	73,023
27,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	581,256

		17,507,600

	Home Builders—0.4%
5,800	KB Home	50,344
8,100	MDC Holdings, Inc.	227,691
122,500	Meritage Homes Corp.*	3,477,775
39,700	Standard Pacific Corp.*	200,882

		3,956,692

	Home Furnishings
8,600	Select Comfort Corp.*	248,368
16,500	VOXX International Corp.*	209,385

		457,753

	Hotels, Restaurants & Leisure—0.5%
53,500	Choice Hotels International, Inc.	2,012,670
114,778	International Speedway Corp. (Class A Stock)	3,063,425

		5,076,095

	Household Durables—0.1%
46,896	Ethan Allen Interiors, Inc.	1,087,987

	Household Products—0.2%
3,200	Blyth, Inc.	281,504
6,600	Lifetime Brands, Inc.	76,890

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Household Products (continued)
48,050	WD-40 Co.	$2,166,094

		2,524,488

	Industrial Products—0.2%
40,873	Brady Corp. (Class A Stock)	1,268,289
41,317	Kaydon Corp.	1,013,506

		2,281,795

	Insurance—5.6%
9,200	Alterra Capital Holdings Ltd. (Bermuda)	220,156
545,275	American Equity Investment Life Holding Co.(a)	6,685,071
86,700	American Financial Group, Inc.	3,374,364
4,400	American Safety Insurance Holdings Ltd. (Bermuda)*	83,292
18,000	AMERISAFE, Inc.*	480,960
9,700	AmTrust Financial Services, Inc.(a)	264,228
8,700	Aspen Insurance Holdings Ltd. (Bermuda)	246,384
14,600	Assured Guaranty Ltd. (Bermuda)	207,028
453,050	CNO Financial Group, Inc.*	3,293,674
231,825	Delphi Financial Group, Inc. (Class A Stock)	10,529,491
124,704	Employers Holdings, Inc.	2,159,873
36,837	Endurance Specialty Holdings Ltd. (Bermuda)	1,480,111
170,050	HCC Insurance Holdings, Inc.	5,434,798
77,947	Horace Mann Educators Corp.	1,367,970
31,530	Infinity Property & Casualty Corp.	1,684,017
13,700	Meadowbrook Insurance Group, Inc.	120,971
46,620	Platinum Underwriters Holdings Ltd. (Bermuda)	1,707,224
22,817	ProAssurance Corp.	2,009,950
198,900	Protective Life Corp.	5,819,814
126,052	Reinsurance Group of America, Inc.	7,328,663
7,068	RLI Corp.(a)	486,844
9,100	Selective Insurance Group, Inc.	159,159
109,000	State Auto Financial Corp.	1,561,970
9,800	Symetra Financial Corp.	119,168
146,308	Tower Group, Inc.	3,157,327
101,400	United Fire Group, Inc.	1,746,108

		61,728,615

	Internet Services—0.1%
29,345	Comtech Telecommunications Corp.	907,347
7,550	Orbitz Worldwide, Inc.*	27,558
42,300	United Online, Inc.	200,502

		1,135,407

	Internet Software & Services—0.3%
140,600	J2 Global, Inc.(a)	3,631,698

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Investment Company
18,415	MCG Capital Corp.	$77,159

	IT Services—0.7%
152,575	Broadridge Financial Solutions, Inc.	3,541,266
65,138	CACI International, Inc. (Class A Stock)*(a)	3,981,886

		7,523,152

	Leisure Equipment & Products—0.5%
158,992	Callaway Golf Co.(a)	974,621
19,400	JAKKS Pacific, Inc.	369,958
78,300	Sturm Ruger & Co., Inc.	4,468,581

		5,813,160

	Life Science Tools & Services—0.5%
183,948	PerkinElmer, Inc.	5,076,965

	Machinery—3.8%
179,600	Actuant Corp. (Class A Stock)(a)	4,897,692
140,900	Barnes Group, Inc.	3,719,760
49,200	Briggs & Stratton Corp.(a)	890,520
800	Cascade Corp.	37,656
82,100	Crane Co.	3,623,073
137,100	Harsco Corp.	3,057,330
31,831	IDEX Corp.	1,378,601
164,139	ITT Corp.	3,686,562
45,861	Kadant, Inc.*	1,186,424
87,600	Kennametal, Inc.(a)	3,699,348
200	Robbins & Myers, Inc.	9,742
155,300	Titan International, Inc.(a)	4,486,617
131,400	Twin Disc, Inc.(a)	2,881,602
66,400	Valmont Industries, Inc.	8,228,952

		41,783,879

	Machinery & Equipment—0.2%
2,800	Altra Holdings, Inc.*	51,184
155,492	Intermec, Inc.*	827,218
42,094	Terex Corp.*(a)	953,008

		1,831,410

	Manufacturing—0.3%
3,300	Ceradyne, Inc.	83,556
43,437	EnPro Industries, Inc.*(a)	1,798,726
2,300	Koppers Holdings, Inc.	89,424
2,300	Standex International Corp.	101,338
36,160	Zebra Technologies Corp. (Class A Stock)*	1,402,647

		3,475,691

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Media—1.2%
179,087	Belo Corp. (Class A Stock)	$1,207,046
168,300	Cinemark Holdings, Inc.	3,864,168
40,118	Courier Corp.	412,012
2,145	Dolan Co. (The)*	17,181
126,100	Meredith Corp.(a)	3,635,463
34,400	Sinclair Broadcast Group, Inc. (Class A Stock)	353,632
75,450	Wiley, (John) & Sons, Inc. (Class A Stock)	3,409,586

		12,899,088

	Metals & Mining—3.4%
175,600	AMCOL International Corp.	5,787,776
13,500	Cloud Peak Energy, Inc.*(a)	207,765
22,200	Coeur d’Alene Mines Corp.*	478,410
64,362	Compass Minerals International, Inc.(a)	4,924,980
83,900	Globe Specialty Metals, Inc.	1,119,226
142,879	Gold Resource Corp.(a)	3,874,879
344,900	HudBay Minerals, Inc. (Canada)	3,635,246
144,400	IAMGOLD Corp. (Canada)	1,790,560
5,700	LB Foster Co. (Class A Stock)	152,817
10,300	Revett Minerals, Inc. (Canada)*(a)	40,891
49,600	Royal Gold, Inc.	3,073,216
73,387	RTI International Metals, Inc.*(a)	1,801,651
278,400	Steel Dynamics, Inc.	3,555,168
8,800	SunCoke Energy, Inc.*(a)	133,936
120,800	Timken Co.	6,826,408
14,500	US Silica Holdings, Inc.*(a)	262,740
2,300	Westmoreland Coal Co.*(a)	23,207
16,700	Worthington Industries, Inc.	297,928

		37,986,804

	Multi-Utilities
11,300	NorthWestern Corp.	401,376

	Office Equipment & Supplies—0.1%
60,753	Interface, Inc. (Class A Stock)	860,262

	Oil & Gas—0.2%
4,800	Energy Partners Ltd.*	78,144
110,047	Goodrich Petroleum Corp.*(a)	1,845,488
1,100	Gulf Island Fabrication, Inc.	30,822

		1,954,454

	Oil, Gas & Consumable Fuels—3.7%
137,775	Berry Petroleum Co. (Class A Stock)	6,275,651
3,300	Bonanza Creek Energy, Inc.*	72,501

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels (continued)
4,800	C&J Energy Services, Inc.*(a)	$90,480
14,200	Cal Dive International, Inc.*	54,954
32,900	Cimarex Energy Co.(a)	2,273,719
64,100	Core Laboratories NV (Netherlands)	8,780,418
150,000	CVR Energy, Inc.*	4,554,000
65,200	Energen Corp.	3,415,176
10,700	Helix Energy Solutions Group, Inc.*	218,387
103,400	HollyFrontier Corp.	3,186,788
8,000	Laclede Group, Inc. (The)(a)	315,040
7,250	New Jersey Resources Corp.	313,490
4,800	Newpark Resources, Inc.*	30,528
88,400	Oasis Petroleum, Inc.*(a)	2,923,388
7,500	RPC, Inc.(a)	77,550
4,100	Stone Energy Corp.*(a)	115,005
8,663	Superior Energy Services, Inc.*	233,208
8,500	TETRA Technologies, Inc.*	74,035
22,400	VAALCO Energy, Inc.*	203,168
203,500	W&T Offshore, Inc.(a)	4,023,195
17,000	Warren Resources, Inc.*	52,530
2,700	Western Refining, Inc.	51,435
94,600	World Fuel Services Corp.	4,168,076

		41,502,722

	Paper & Forest Products—0.4%
26,600	Boise, Inc.	203,224
133,100	Buckeye Technologies, Inc.	4,313,771
1,700	Domtar Corp.	148,716
5,100	P.H. Glatfelter Co.	79,458
900	Schweitzer-Mauduit International, Inc.	61,038

		4,806,207

	Personal Products—0.1%
41,900	Prestige Brands Holdings, Inc.*	711,881

	Pharmaceuticals—0.1%
2,100	Achillion Pharmaceuticals, Inc.*(a)	13,965
16,700	Alkermes PLC (Ireland)*(a)	288,910
10,200	Impax Laboratories, Inc.*	251,226
36,300	Neurocrine Biosciences, Inc.*	269,709
6,800	Par Pharmaceutical Cos., Inc.*	287,912
9,400	Progenics Pharmaceuticals, Inc.*	103,306

		1,215,028

	Pipelines—0.5%
63,200	ONEOK, Inc.	5,428,248

	Printing & Publishing
35,500	Journal Communications, Inc. (Class A Stock)*	148,745

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Professional Services—0.5%
86,328	Towers Watson & Co. (Class A Stock)	$5,645,851

	Real Estate Investment Trusts—4.6%
13,500	American Campus Communities, Inc.	600,075
24,300	American Capital Agency Corp.	759,132
110,400	Anworth Mortgage Asset Corp.	744,096
50,000	Ashford Hospitality Trust, Inc.	427,000
500	Associated Estates Realty Corp.	8,465
46,800	CapLease, Inc.	194,220
69,500	Capstead Mortgage Corp.	954,235
63,092	CBL & Associates Properties, Inc.	1,175,404
51,100	Cedar Realty Trust, Inc.	266,742
12,200	Chesapeake Lodging Trust	220,820
10,200	Colonial Properties Trust(a)	228,174
17,943	Coresite Realty Corp.	446,960
9,900	CYS Investments, Inc.(a)	135,927
64,600	DCT Industrial Trust, Inc.	383,078
8,600	DDR Corp.(a)	127,280
40,600	DiamondRock Hospitality Co.	431,578
3,300	EastGroup Properties, Inc.	165,990
113,644	Education Realty Trust, Inc.	1,280,768
5,000	Entertainment Properties Trust	239,950
4,000	Equity LifeStyle Properties, Inc.	279,760
78,771	Equity One, Inc.	1,636,861
5,600	Extra Space Storage, Inc.	169,960
38,900	FelCor Lodging Trust, Inc.*	164,158
66,100	First Industrial Realty Trust, Inc.*	815,674
229,300	First Potomac Realty Trust	2,852,492
360,700	Franklin Street Properties Corp.	3,632,249
4,800	Getty Realty Corp.	75,936
95,000	Hatteras Financial Corp.	2,767,350
113,175	Highwoods Properties, Inc.	3,930,568
1,600	Home Properties, Inc.	97,680
4,600	Invesco Mortgage Capital, Inc.	81,144
19,200	Kite Realty Group Trust	98,112
54,950	LaSalle Hotel Properties(a)	1,616,079
194,563	Lexington Realty Trust(a)	1,731,611
10,800	LTC Properties, Inc.	359,424
423,900	Medical Properties Trust, Inc.	3,976,182
249,794	MFA Financial, Inc.	1,843,480
31,395	Mid-America Apartment Communities, Inc.	2,137,058
8,600	National Retail Properties, Inc.	235,468
202,100	Omega Healthcare Investors, Inc.	4,326,961
33,100	Parkway Properties, Inc.	327,359
68,100	Pennsylvania Real Estate Investment Trust	959,529

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
58,500	PS Business Parks, Inc.	$3,992,625
9,900	Ramco-Gershenson Properties Trust(a)	119,196
19,800	Senior Housing Properties Trust	437,184
71,700	Sovran Self Storage, Inc.	3,778,590
5,000	Sun Communities, Inc.	218,750
12,500	Winthrop Realty Trust	133,375

		51,584,709

	Registered Investment Companies
19,400	American Capital Ltd.*	192,642
4,800	Gladstone Capital Corp.	38,448

		231,090

	Retail—0.5%
52,318	ANN, Inc.*	1,448,686
9,000	Insight Enterprises, Inc.*	182,790
37,698	Men’s Wearhouse, Inc. (The)	1,396,334
108,954	Pantry, Inc. (The)*	1,390,253
500	Papa John’s International, Inc.*	20,140
51,989	Regis Corp.	953,998

		5,392,201

	Retail & Merchandising—1.1%
85,321	American Eagle Outfitters, Inc.	1,536,631
99,300	Big Lots, Inc.*	3,638,352
30,300	Cabela’s, Inc.*(a)	1,145,643
54,123	Conn’s, Inc.*(a)	884,911
11,400	Cost Plus, Inc.*	220,818
14,300	Cracker Barrel Old Country Store, Inc.	822,536
4,700	Dillard’s, Inc. (Class A Stock)	303,432
22,000	Finish Line, Inc. (The) (Class A Stock)	489,720
63,767	hhgregg, Inc.*(a)	667,003
75,925	Lithia Motors, Inc. (Class A Stock)	2,037,068
34,400	Ruth’s Hospitality Group, Inc.*	238,048

		11,984,162

	Road & Rail—0.2%
110,875	Werner Enterprises, Inc.	2,618,868

	Semiconductors—1.7%
97,900	Amkor Technology, Inc.*(a)	506,143
87,384	Cabot Microelectronics Corp.	3,004,262
8,000	DSP Group, Inc.*	52,320
175,757	Emulex Corp.*	1,525,571
20,958	Entegris, Inc.*	185,478
126,875	Fairchild Semiconductor International, Inc.*	1,797,819
43,900	Hittite Microwave Corp.*	2,350,406
227,800	International Rectifier Corp.*	4,972,874

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors (continued)
4,800	IXYS Corp.*	$59,808
4,200	Kulicke & Soffa Industries, Inc.*	55,020
7,800	MKS Instruments, Inc.	215,670
6,600	Photronics, Inc.*(a)	40,854
14,700	PMC—Sierra, Inc.*	103,929
59,075	Semtech Corp.*	1,610,384
9,100	Sigma Designs, Inc.*	50,141
150,125	Teradyne, Inc.*(a)	2,583,651

		19,114,330

	Semiconductors & Semiconductor Equipment—1.3%
297,500	Brooks Automation, Inc.	3,498,600
33,400	Cymer, Inc.*(a)	1,731,456
15,000	Integrated Silicon Solution, Inc.*	159,300
8,100	Intermolecular, Inc.*	54,027
53,600	LTX-Credence Corp.*	369,840
178,800	Microsemi Corp.*	3,847,776
40,200	Mindspeed Technologies, Inc.*	201,402
691,135	RF Micro Devices, Inc.*	2,992,615
3,900	Skyworks Solutions, Inc.*	105,846
56,700	Veeco Instruments, Inc.*(a)	1,711,773

		14,672,635

	Software—0.6%
4,600	CSG Systems International, Inc.*	66,240
7,500	Digi International, Inc.*	69,600
12,200	DynaVox, Inc. (Class A Stock)*	30,012
1,900	Ebix, Inc.(a)	38,855
6,100	EPIQ Systems, Inc.	69,296
1,700	Guidewire Software, Inc.*	46,274
800	Imperva, Inc.*	27,816
1,500	Jive Software, Inc.*(a)	35,715
54,250	Manhattan Associates, Inc.*	2,720,637
37,300	MedAssets, Inc.*	470,353
88,075	Verint Systems, Inc.*	2,663,388

		6,238,186

	Specialty Retail—2.5%
465,600	Aaron’s, Inc.	12,650,352
79,900	Buckle, Inc. (The)(a)	3,689,782
49,000	DSW, Inc. (Class A Stock)	2,756,740
110,300	Group 1 Automotive, Inc.(a)	6,384,164
69,375	Penske Automotive Group, Inc.(a)	1,834,275

		27,315,313

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Storage/Warehouse
16,100	Wesco Aircraft Holdings, Inc.*(a)	$254,219

	Telecommunications—1.1%
2,700	Anixter International, Inc.*	185,166
528,816	Arris Group, Inc.*	6,837,591
10,200	Black Box Corp.	230,622
107,600	Cincinnati Bell, Inc.*	408,880
18,400	Consolidated Communications Holdings, Inc.(a)	356,040
3,300	Oplink Communications, Inc.*	52,272
6,200	Plantronics, Inc.(a)	237,584
42,100	Premiere Global Services, Inc.*	376,795
70,500	SBA Communications Corp. (Class A Stock)*	3,788,670
7,500	Symmetricon, Inc.*	41,700

		12,515,320

	Textiles, Apparel & Luxury Goods—1.4%
12,700	Jones Group, Inc. (The)	142,494
3,800	Oxford Industries, Inc.	182,362
18,350	Perry Ellis International, Inc.*	343,329
88,300	PVH Corp.	7,841,040
174,075	Wolverine World Wide, Inc.	7,302,446

		15,811,671

	Thrifts & Mortgage Finance—0.9%
283,700	Astoria Financial Corp.(a)	2,749,053
3,500	BankFinancial Corp.	23,310
4,100	BofI Holding, Inc.*	72,857
291,475	Capitol Federal Financial, Inc.	3,442,320
209,275	Washington Federal, Inc.	3,670,683

		9,958,223

	Tobacco—0.3%
82,800	Universal Corp.	3,794,724

	Trading Companies & Distributors—1.0%
17,450	Applied Industrial Technologies, Inc.	685,610
23,300	TAL International Group, Inc.	962,523
59,950	United Rentals, Inc.*(a)	2,798,466
100,109	WESCO International, Inc.*(a)	6,646,237

		11,092,836

	Transportation—0.1%
11,700	Aircastle Ltd. (Bermuda)	142,155
3,900	Amerco, Inc.	391,716
9,400	Gulfmark Offshore, Inc. (Class A Stock)*	452,798
14,300	Pacer International, Inc.*	85,943
15,000	Quality Distribution, Inc.*	167,550
12,900	Swift Transporation Co.*	135,321

		1,375,483

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Water Utilities
1,900	American States Water Co.	$69,236
3,300	California Water Service Group	59,763
1,600	Consolidated Water Co., Inc. (Ordinary Shares) (Cayman Islands)	11,472

		140,471

	Wireless Telecommunication Services—0.2%
179,100	Cellcom Israel Ltd. (Israel)	2,236,959

	TOTAL COMMON STOCKS (cost $837,206,143)	1,049,375,278

	EXCHANGE TRADED FUNDS—0.3%
17,409	iShares Russell 2000 Index Fund(a)	1,417,615
23,375	iShares Russell 2000 Value Index Fund	1,679,727

	TOTAL EXCHANGE TRADED FUNDS (cost $2,861,560)	3,097,342

	UNAFFILIATED MUTUAL FUND—0.5%
317,775	Ares Capital Corp. (cost $4,625,316)	5,097,111

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATION
$340	U.S. Treasury Notes(k) 0.50%, 11/30/12 (cost $340,687)	340,651

	TOTAL LONG-TERM INVESTMENTS (cost $845,033,706)	1,057,910,382

SHARES	SHORT-TERM INVESTMENT—19.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
221,704,997	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $221,704,997; includes $163,754,213 of cash collateral for securities on loan)(b)(w)	221,704,997

	TOTAL INVESTMENTS—115.1% (cost $1,066,738,703; Note 5)	1,279,615,379
	Liabilities in excess of other assets(x)—(15.1%)	(167,578,023)

	NET ASSETS—100%	$1,112,037,356

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,299,768; cash collateral of $163,754,213 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized apppreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation
Long Positions:
20	Russell 2000 Mini	Jun 12	$1,624,660	$1,629,800	$5,140

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,049,375,278	$—	$—
Exchange Traded Funds	3,097,342	—	—
Unaffiliated Mutual Fund	5,097,111	—	—
U.S. Treasury Obligation	—	340,651	—
Affiliated Money Market Mutual Fund	221,704,997	—	—
Other Financial Instruments*
Futures	5,140	—	—

Total	$1,279,279,868	$340,651	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (14.7% represents investments purchased with collateral from securities on loan)	19.9%
Insurance	5.6
Chemicals	4.7
Real Estate Investment Trusts	4.6
Commercial Banks	3.9
Machinery	3.8
Oil, Gas & Consumable Fuels	3.7%
Metals & Mining	3.4
Gas Utilities	3.3
Aerospace & Defense	3.2
Healthcare Equipment & Supplies	3.0
Energy Equipment & Services	2.9
Specialty Retail	2.5
Commercial Services & Supplies	2.3

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

Industry (cont’d.)
Banks	2.1%
Containers & Packaging	2.1
Electric Utilities	2.0
Semiconductors	1.7
Food & Staples Retailing	1.6
Healthcare Services	1.6
Electronics	1.5
Textiles, Apparel & Luxury Goods	1.4
Capital Markets	1.4
Semiconductors & Semiconductor Equipment	1.3
Consumer Products & Services	1.3
Electrical Equipment	1.2
Computer Services & Software	1.2
Healthcare Providers & Services	1.2
Media	1.2
Telecommunications	1.1
Retail & Merchandising	1.1
Financial Services	1.1
Trading Companies & Distributors	1.0
Foods	1.0
Consumer Finance	0.9
Computers & Peripherals	0.9
Thrifts & Mortgage Finance	0.9
Entertainment & Leisure	0.9
Food Products	0.9
Construction & Engineering	0.7
Electronic Equipment & Instruments	0.7
Healthcare Products	0.7
IT Services	0.7
Electronic Equipment, Instrument & Components	0.6
Building Products	0.6
Software	0.6
Hand/Machine Tools	0.5
Leisure Equipment & Products	0.5
Professional Services	0.5
Financial—Bank & Trust	0.5
Pipelines	0.5
Retail	0.5%
Unaffiliated Mutual Funds	0.5
Life Science Tools & Services	0.5
Hotels, Restaurants & Leisure	0.5
Paper & Forest Products	0.4
Business Services	0.4
Home Builders	0.4
Tobacco	0.3
Environmental Services	0.3
Internet Software & Services	0.3
Drugs & Healthcare	0.3
Beverages	0.3
Manufacturing	0.3
Air Freight & Logistics	0.3
Commercial Services	0.3
Exchange Traded Funds	0.3
Road & Rail	0.2
Household Products	0.2
Clothing & Apparel	0.2
Industrial Products	0.2
Wireless Telecommunication Services	0.2
Auto Parts and Equipment	0.2
Oil & Gas	0.2
Airlines	0.2
Machinery & Equipment	0.2
Transportation	0.1
Pharmaceuticals	0.1
Internet Services	0.1
Household Durables	0.1
Diversified Financial Services	0.1
Office Equipment & Supplies	0.1
Biotechnology	0.1
Personal Products	0.1
Broadcasting	0.1

115.1
Liabilities in excess of other assets	(15.1)

100.0%

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2012 (Unaudited)	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.0%

	COMMON STOCKS—94.8%

	Australia—4.6%
100,900	Bank of Queensland Ltd.	$784,289
65,000	Bendigo and Adelaide Bank Ltd.	509,982
51,345	BHP Billiton Ltd.	1,901,885
191,700	BlueScope Steel Ltd.*	78,898
53,400	Caltex Australia Ltd.	766,164
248,800	Challenger Ltd.	1,031,763
213,375	Downer Edi Ltd.*	802,596
765,800	Emeco Holdings Ltd.	829,841
559,583	Goodman Fielder Ltd.	381,902
41,700	GrainCorp Ltd.	401,037
259,000	Metcash Ltd.	1,068,664
69,800	National Australia Bank Ltd.	1,834,928
286,100	OneSteel Ltd.	389,023
252,800	Pacific Brands Ltd.	161,994
14,700	Rio Tinto Ltd.	1,016,260
309,900	Telstra Corp. Ltd.	1,143,066
43,800	Westpac Banking Corp.	1,037,337

		14,139,629

	Austria—0.6%
39,100	OMV AG	1,323,674
18,000	Voestalpine AG	582,678

		1,906,352

	Belgium—0.4%
102,600	AGFA-Gevaert NV*	224,088
20,300	Delhaize Group	988,183
16,878	Dexia SA*	4,245

		1,216,516

	Brazil—1.3%
184,660	BM&FBOVESPA SA	1,031,728
42,890	Embraer SA, ADR	1,485,710
72,450	Natura Cosmeticos SA	1,637,028

		4,154,466

	Canada—2.6%
31,580	Canadian National Railway Co.	2,694,938
53,740	Canadian Natural Resources Ltd.	1,867,041
41,947	Cenovus Energy, Inc.	1,522,296
48,430	Potash Corp. of Saskatchewan, Inc.	2,057,306

		8,141,581

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	China—2.6%
5,567	Baidu, Inc., ADR*	$738,741
455,290	China Life Insurance Co. Ltd. (Class H Stock)*	1,232,314
835,350	China Merchants Bank Co. Ltd. (Class H Stock)*	1,813,111
2,318,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,547,794
425,999	Sinopharm Group Co. Ltd. (Class H Stock)*	1,117,344
51,223	Tencent Holdings Ltd.	1,609,580

		8,058,884

	Denmark—1.8%
23,100	Danske Bank A/S*	375,053
40,500	H. Lundbeck A/S	810,692
29,223	Novo Nordisk A/S (Class B Stock)	4,310,499

		5,496,244

	Finland—0.2%
41,200	Tieto Oyj	725,878

	France—8.2%
19,935	Air Liquide SA	2,564,112
9,200	Arkema SA	814,831
38,700	AXA SA*	548,130
20,600	BNP Paribas	827,588
29,021	Cie Generale des Etablissements Michelin (Class B Stock)	2,167,375
7,600	Ciments Francais SA	486,909
97,828	Credit Agricole SA	502,827
44,000	France Telecom SA	601,938
21,617	LVMH Moet Hennessy Louis Vuitton SA	3,581,086
38,800	Publicis Groupe SA	2,000,964
13,800	Rallye SA	460,603
12,500	Renault SA	567,949
42,700	Sanofi	3,259,050
26,100	SCOR SE	690,106
13,611	Societe Generale	321,781
15,200	Thales SA	526,646
49,700	Total SA	2,372,963
16,400	Valeo SA	805,390
14,700	Vallourec SA	883,992
82,000	Vivendi	1,515,805

		25,500,045

	Germany—10.0%
44,990	Adidas AG	3,751,846
37,800	Allianz SE	4,212,008
3,600	Aurubis AG	199,786
21,900	BASF SE	1,802,823

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
28,900	Bayer AG	$2,035,540
21,800	Daimler AG	1,205,195
26,700	Deutsche Bank AG	1,161,715
35,700	E.ON AG	808,786
40,660	Fresenius Medical Care AG & Co. KGaA	2,886,448
12,800	Hannover Rueckversicherung AG	773,717
7,400	Heidelberger Druckmaschinen AG*	12,930
7,000	Merck KGaA	769,068
16,400	Metro AG	529,148
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,219,204
14,500	Rheinmetall AG	814,289
22,000	RWE AG	945,715
50,281	SAP AG	3,333,830
26,400	Siemens AG	2,445,143
27,700	ThyssenKrupp AG	656,329
8,500	Volkswagen AG	1,450,871

		31,014,391

	Hong Kong—2.5%
368,000	Cathay Pacific Airways Ltd.	624,191
1,314,654	CNOOC Ltd.	2,802,598
583,200	First Pacific Co. Ltd.	633,664
142,704	Hong Kong Exchanges and Clearing Ltd.	2,282,558
175,900	Kingboard Chemical Holdings Ltd.	493,104
308,300	Yue Yuen Industrial Holdings Ltd.	1,033,144

		7,869,259

	Ireland—0.7%
60,300	Allied Irish Banks PLC*	5,987
41,500	Covidien PLC*	2,292,045
33,100	Irish Life & Permanent Group Holdings PLC (XDUB)*	1,621
15,500	Irish Life & Permanent Group Holdings PLC (XLON)*	759

		2,300,412

	Israel—2.3%
182,600	Bank Hapoalim BM	679,036
30,845	Check Point Software Technologies Ltd.*	1,793,020
10,500	Elbit Systems Ltd.	383,491
29,400	Teva Pharmaceutical Industries Ltd	1,330,702
67,518	Teva Pharmaceutical Industries Ltd., ADR	3,088,273

		7,274,522

	Italy—1.4%
15,900	Banco Popolare Scarl	23,614
361,000	Enel SpA	1,185,079
90,000	ENI SpA	1,997,856
50,900	Finmeccanica SpA	218,703
16,200	Fondiaria-Sai SpA*	19,900

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Italy (continued)
682,500	Telecom Italia SpA*	$775,589

		4,220,741

	Japan—16.3%
22,600	Alpine Electronics, Inc.	298,635
36,400	Aoyama Trading Co. Ltd.	754,078
211,000	Aozora Bank Ltd.	544,414
124,000	Asahi Kasei Corp.	770,341
42,789	Canon, Inc.	1,966,879
79,100	COMSYS Holdings Corp.	800,511
831	Dai-ichi Life Insurance Co. Ltd. (The)	1,053,322
10,755	Fanuc Corp.	1,830,667
114,100	Fukuoka Financial Group, Inc.	477,322
30,600	Fuyo General Lease Co. Ltd.	998,793
51,900	Heiwa Corp.	1,081,683
38,400	Hitachi Capital Corp.	639,198
14,800	Itochu Techno-Solutions Corp.	675,676
169,160	JX Holdings, Inc.	959,788
19,400	K’s Holdings Corp.	583,166
627	KDDI Corp.	4,122,933
30,400	Keihin Corp.	523,166
93,472	Komatsu Ltd.	2,710,267
149,300	Kurabo Industries Ltd.	278,629
22,600	Kyorin Holdings, Inc.	435,356
56,700	Kyowa Exeo Corp.	517,714
247,900	Marubeni Corp.	1,732,568
3,900	Megmilk Snow Brand Co. Ltd.	70,829
9,100	Miraca Holdings, Inc.	359,600
17,800	Mitsubishi Corp.	388,595
772,700	Mitsubishi UFJ Financial Group, Inc.	3,745,427
26,900	Mitsui & Co. Ltd.	422,503
591,500	Mizuho Financial Group, Inc.	940,888
36,300	Namco Bandai Holdings, Inc.	521,949
65,700	Nichii Gakkan Co.	901,071
2,600	Nichirei Corp.	11,854
61,300	Nippon Electric Glass Co. Ltd.	500,596
59,200	Nippon Shokubai Co. Ltd.	667,335
34,000	Nippon Telegraph & Telephone Corp.	1,543,712
254,300	Nishi-Nippon City Bank Ltd. (The)	672,060
84,000	Nissan Shatai Co. Ltd.	889,028
800	NTT DoCoMo, Inc.	1,364,729
22,400	Otsuka Holdings Co. Ltd.	676,152
13,700	Sankyo Co. Ltd.	662,350
150,200	Sankyu, Inc.	598,241

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
52,600	Seino Holdings Co. Ltd.	$365,644
28,100	Shimachu Co. Ltd.	633,517
28,200	Shizuoka Gas Co. Ltd.	204,507
149,600	Sumitomo Corp.	2,136,072
46,100	Sumitomo Mitsui Financial Group, Inc.	1,492,014
15,794	Sumitomo Mitsui Trust Holdings, Inc.	46,686
203,400	Toagosei Co. Ltd.	884,016
50,400	Toppan Forms Co. Ltd.	453,878
72,143	Toyota Motor Corp.	2,986,380
56,300	Toyota Tsusho Corp	1,123,320
9,500	Tsuruha Holdings, Inc.	571,142
130,100	Yokohama Rubber Co. Ltd. (The)	959,781

		50,548,982

	Liechtenstein—0.1%
3,800	Verwaltungs-und Privat-Bank AG(g)	324,046

	Mexico—0.7%
699,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,001,430

	Netherlands—3.4%
57,400	Aegon NV*	265,095
120,200	ING Groep NV, CVA*	847,570
123,400	Koninklijke Ahold NV	1,565,164
22,300	Koninklijke DSM NV	1,278,591
94,100	Koninklijke KPN NV	844,641
9,200	Koninklijke Philips Electronics NV	182,670
5,700	Nutreco NV	414,225
4,300	Royal Dutch Shell PLC (Class A Stock) (XAMS)	152,941
119,912	Royal Dutch Shell PLC (Class B Stock) (XLON)	4,371,812
32,000	Yandex NV*	759,040

		10,681,749

	New Zealand—0.2%
825,600	Air New Zealand Ltd.(g)	600,868

	Norway—0.6%
54,400	DnB NOR ASA	586,495
43,500	Statoil ASA	1,161,429

		1,747,924

	Singapore—0.3%
56,000	United Overseas Bank Ltd.	871,111

	South Korea—0.8%
10,667	Hyundai Motor Co.	2,534,312

	Spain—1.2%
79,800	Banco Bilbao Vizcaya Argentaria SA	539,352

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Spain (continued)
67,800	Banco Espanol de Credito SA	$255,149
208,800	Banco Santander SA	1,304,551
63,100	Repsol YPF SA	1,206,940
35,300	Telefonica SA	514,459

		3,820,451

	Sweden—2.1%
87,100	Boliden AB	1,394,367
13,500	Electrolux AB (Class B Stock)	301,482
87,274	Hennes & Mauritz AB (Class B Stock)	2,998,165
15,400	NCC AB (Class B Stock)	302,671
3,400	Svenska Cellulosa AB (Class B Stock)	53,873
24,900	Svenska Handelsbanken AB (Class A Stock)	806,871
40,400	Swedbank AB (Class A Stock)	668,995

		6,526,424

	Switzerland—7.3%
13,600	Baloise Holding AG	1,052,608
44,058	Clariant AG*	560,160
71,300	Credit Suisse Group AG	1,705,418
2,200	Georg Fischer AG*	974,990
36,778	Julius Baer Group Ltd.*	1,408,071
55,800	Nestle SA	3,418,146
91,605	Novartis AG	5,051,320
8,900	Roche Holding AG	1,625,759
2,260	Swatch Group AG (The)	1,042,292
4,900	Swiss Life Holding AG*	501,256
22,000	Swiss Re Ltd.*	1,379,166
4,090	Syngenta AG	1,436,107
32,600	UBS AG*	406,939
8,700	Zurich Financial Services AG*	2,127,913

		22,690,145

	Taiwan—0.2%
29,876	HTC Corp.	453,124

	United Kingdom—21.0%
150,072	ARM Holdings PLC	1,276,214
68,000	AstraZeneca PLC	2,979,097
183,100	Aviva PLC	915,530
259,100	BAE Systems PLC	1,241,298
242,700	Barclays PLC	859,640
313,989	Beazley PLC	722,066
50,200	Berendsen PLC	419,569
126,300	BG Group PLC	2,973,127

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
321,300	BP PLC	$2,320,402
71,513	British American Tobacco PLC	3,666,292
685,700	BT Group PLC	2,345,833
1,058,300	Cable & Wireless Communications PLC	566,609
63,799	Carnival PLC	2,073,897
80,600	Cookson Group PLC	948,997
80,900	Dairy Crest Group PLC	395,191
507,900	Debenhams PLC	680,849
113,200	Drax Group PLC	997,559
294,000	DS Smith PLC	800,630
43,300	Eurasian Natural Resources Corp. PLC	393,170
64,300	GlaxoSmithKline PLC	1,487,025
268,500	Home Retail Group PLC	464,509
301,970	HSBC Holdings PLC	2,751,674
61,000	Intermediate Capital Group PLC	254,224
294,300	J. Sainsbury PLC	1,470,593
567,155	Kingfisher PLC	2,673,870
621,400	Legal & General Group PLC	1,185,963
390,200	Logica PLC	493,307
225,597	Marks & Spencer Group PLC	1,307,055
144,620	Marston’s PLC	228,954
58,168	Micro Focus International PLC	439,531
141,000	Mondi PLC	1,307,759
17,900	Next PLC	850,873
524,913	Old Mutual PLC	1,259,081
85,773	Pearson PLC	1,614,734
62,247	Reckitt Benckiser Group PLC	3,623,616
115,600	Rexam PLC	806,712
97,560	Rolls-Royce Holdings PLC*	1,303,850
293,000	RSA Insurance Group PLC	499,286
50,435	SABMiller PLC	2,118,715
138,390	Standard Chartered PLC	3,382,378
492,832	Tesco PLC	2,538,223
177,400	Thomas Cook Group PLC	64,778
153,300	Tullett Prebon PLC	854,597
1,512,880	Vodafone Group PLC	4,186,212
319,800	WM Morrison Supermarkets PLC	1,456,326

		65,199,815

	United States—1.4%
39,757	Schlumberger Ltd.	2,947,584
21,000	Yum! Brands, Inc.	1,527,330

		4,474,914

	TOTAL COMMON STOCKS (cost $295,114,887)	294,494,215

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	PREFERRED STOCKS—1.2%

	Brazil—0.3%
72,200	Itau Unibanco Holding SA (PRFC), ADR	$1,132,818

	Germany—0.9%
14,566	Volkswagen AG (PRFC) (Germany)	2,759,106

	United Kingdom
10,341,360	Rolls-Royce Holdings PLC (PRFC C)*(g)	16,783

	TOTAL PREFERRED STOCKS (cost $2,913,389)	3,908,707

	TOTAL LONG-TERM INVESTMENTS (cost $298,028,276)	298,402,922

	SHORT-TERM INVESTMENT—2.6%

	AFFILIATED MONEY MARKET MUTUAL FUND
7,953,069	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $7,953,069)(w)	7,953,069

	TOTAL INVESTMENTS—98.6% (cost $305,981,345; Note 5)	306,355,991
	Other assets in excess of liabilities(x)—1.4%	4,273,904

	NET ASSETS—100%	$310,629,895

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

XAMS—Amsterdam Stock Exchange

XDUB—Dublin Stock Exchange

XLON—London Stock Exchange

EUR—Euro

*	Non-income producing security.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euro,
Expiring 05/09/12	Bank of New York Mellon	EUR	5,248	$7,205,896	$6,947,539	$258,357

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$14,139,629	$—	$—
Austria	1,906,352	—	—
Belgium	1,216,516	—	—
Brazil	4,154,466	—	—
Canada	8,141,581	—	—
China	8,058,884	—	—
Denmark	5,496,244	—	—
Finland	725,878	—	—
France	25,500,045	—	—
Germany	31,014,391	—	—
Hong Kong	7,869,259	—	—
Ireland	2,300,412	—	—
Israel	7,274,522	—	—
Italy	4,220,741	—	—
Japan	50,548,982	—	—
Liechtenstein	324,046	—	—
Mexico	2,001,430	—	—
Netherlands	10,681,749	—	—
New Zealand	600,868	—	—
Norway	1,747,924	—	—
Singapore	871,111	—	—
South Korea	2,534,312	—	—
Spain	3,820,451	—	—
Sweden	6,526,424	—	—
Switzerland	22,690,145	—	—
Taiwan	453,124	—	—
United Kingdom	65,199,815	—	—
United States	4,474,914	—	—
Preferred Stocks:
Brazil	1,132,818	—	—
Germany	2,759,106	—	—
United Kingdom	—	16,783	—
Affiliated Money Market Mutual Fund	7,953,069	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	258,357	—

Total	$306,339,208	$275,140	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

Fair Value of Level 2 investments at 10/31/11 was $258,139,864. $218,829,515 was transferred into Level 1 from Level 2 at 04/30/12 as a result of no longer using third-party vendor modeling tools due to the lack of significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2012 were as follows:

Commercial Banks	12.0%
Oil & Gas	9.2
Pharmaceuticals	8.7
Insurance	6.1
Telecommunications	5.9
Retail	5.3
Chemicals	4.7
Food	4.5
Automobile Manufacturers	4.1
Diversified Financial Services	2.6
Affiliated Money Market Mutual Fund	2.6
Distribution/Wholesale	1.9
Software	1.8
Auto Parts And Equipment	1.8
Machinery & Equipment	1.8
Aerospace/Defense	1.7
Holding Companies—Diversified	1.6
Apparel	1.5
Mining	1.4
Agriculture	1.3
Entertainment & Leisure	1.3
Household Products/Wares	1.3
Transportation	1.2
Media	1.0
Electric	1.0
Internet	0.9
Healthcare—Services	0.9
Miscellaneous Manufacturers	0.9%
Engineering/Construction	0.9
Beverages	0.8
Healthcare—Products	0.7
Forest & Paper Products	0.7
Advertising	0.6
Office Equipment	0.6
Iron/Steel	0.6
Computers	0.6
Commercial Services	0.5
Cosmetics & Toiletries	0.5
Semiconductors	0.4
Airlines	0.4
Industrial Conglomerates	0.3
Metal Fabricate/Hardware	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Electronics	0.3
Home Furnishings	0.2
Toys/Games/Hobbies	0.2
Electronic Equipment & Instruments	0.2
Building Materials	0.1
Textiles	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2012 (Unaudited)	Total Return Bond Portfolio

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			LONG-TERM INVESTMENTS—98.2%

			ASSET-BACKED SECURITIES—1.9%
B3		$51	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A 0.459%(c), 12/25/36	$50,484
Ba1		1,032	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.683%(c), 10/25/46	1,033,847
AAA(d)	EUR	904	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	1,200,697
AAA(d)		1,312	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.998%(c), 02/16/19	1,308,260
Aaa		3,864	SLM Student Loan Trust, Series 2008-9, Class A 1.966%(c), 04/25/23	3,992,099
Caa2		421	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 1.739%(c), 04/25/35	353,103

			TOTAL ASSET-BACKED SECURITIES (cost $7,812,443)	7,938,490

			BANK LOAN(c)—0.1%

			Utilities—0.1%
B2		559	TXU Corp., 2014 Term Loan (Non-Extending) 3.741%, 10/10/14 (cost $548,825)	319,706

			CORPORATE BONDS—27.5%

			Aerospace—0.1%
Baa2		200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	237,068

			Airlines—0.1%
NR		571	UAL 1991 Equipment Trust AB, Equipment Trust(g)(i) 10.85%, 02/19/15	228,384

			Automobile Manufacturers—1.8%
A2		3,800	BMW US Capital LLC, Gtd. Notes, MTN 0.924%(c), 12/21/12	3,795,227

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Automobile Manufacturers (continued)
A3	$3,800	Daimler Finance North America LLC, Gtd. Notes, 144A 1.083%(c), 03/28/14	$3,775,589

			7,570,816

		Automotive Parts—0.3%
Baa2	1,100	AutoZone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,301,627

		Computer Services & Software—0.3%
A2	1,200	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,273,039

		Construction—0.4%
B1	1,600	PulteGroup, Inc., Gtd. Notes 6.25%, 02/15/13	1,632,000

		Financial—Bank & Trust—10.5%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	522,120
Baa1	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.727%(c), 10/14/16	1,045,155
Baa1	800	7.625%, 06/01/19	922,042
Baa1	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	317,288
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	5,718,081
B1	1,900	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	1,957,000
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,518,623
Aaa	4,200	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,395,040
Aaa	3,000	DnB NOR Boligkreditt A/S, Covered Bonds, 144A (Norway) 2.90%, 03/29/16	3,111,651

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
A1	$2,600	Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea) 8.125%, 01/21/14	$2,857,431
A1	300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	326,547
A1	1,100	6.25%, 09/01/17	1,196,668
A1	400	Sr. Unsec’d. Notes, MTN 0.866%(c), 07/22/15	368,512
A1	1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	1,953,460
Aa3	400	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	418,940
NR	3,500	Lehman Brothers Holdings Escrow, Bonds(i) 5.625%, 01/24/13	870,625
A1	3,000	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	3,068,445
BB+(d)	3,100	Jr. Sub. Notes, 144A 12.00%(c), 12/29/49	3,273,135
A2	5,100	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 5.625%, 08/24/20	5,239,103

			44,079,866

		Financial Services—6.8%
B1	3,600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	4,123,890
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	113,070
Aa3	700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	738,574
A3	400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	425,127
Ba1	2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,167,702
Ba1	1,100	7.00%, 10/01/13	1,176,936
Aa2	1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.774%(c), 06/20/14	1,657,498

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial Services (continued)
Ba3		$1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	$2,090,000
Baa1		800	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	807,824
A2	EUR	1,200	6.75%, 05/21/13	1,652,261
A2		3,500	Morgan Stanley, Sr. Unsec’d. Notes 1.446%(c), 04/29/13	3,454,034
A2		1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,863,407
A2		3,200	6.625%, 04/01/18	3,344,781
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,558,399
B3		100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	85,500

				28,259,003

			Insurance—1.2%
Baa1		2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,786,749
Baa1	EUR	600	Sr. Unsec’d. Notes, MTN 0.921%(c), 07/19/13	778,334
Baa1		1,400	5.85%, 01/16/18	1,539,718

				5,104,801

			Metals & Mining—0.9%
BBB-(d)		3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	3,812,400

			Oil, Gas & Consumable Fuels—0.4%
Baa2		1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,684,618

			Paper & Forest Products—1.0%
Baa3		3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,972,125

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Pharmaceuticals—0.6%
Baa3	$1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	$1,384,240
B1	1,275	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	1,239,937

			2,624,177

		Pipelines—0.1%
Ba3	300	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	342,110

		Printing & Publishing—0.1%
Ba1	614	RR Donnelley & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	583,300

		Real Estate Investment Trust—0.9%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	3,901,180

		Retail & Merchandising—0.5%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,125,625

		Tobacco—0.3%
Baa1	400	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	543,135
Baa3	750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	904,227

			1,447,362

		Transportation—0.5%
Baa3	1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,937,023

		Utilities—0.7%
Baa1	2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,957,680

		TOTAL CORPORATE BONDS (cost $108,838,650)	115,074,204

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			FOREIGN GOVERNMENT BONDS—7.7%
Aaa	AUD	7,000	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	$7,761,164
Aaa	AUD	3,900	5.50%, 12/15/13	4,222,812
Aaa	AUD	5,400	5.50%, 01/21/18	6,274,193
Aaa	AUD	2,800	5.75%, 07/15/22	3,426,699
Aaa	AUD	2,100	6.00%, 02/15/17	2,466,309
Aaa	CAD	5,000	Canadian Government, Bonds (Canada) 2.25%, 08/01/14	5,157,969
Aaa	CAD	1,300	3.25%, 06/01/21	1,446,141
Baa2	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,511,948

			TOTAL FOREIGN GOVERNMENT BONDS (cost $29,470,741)	32,267,235

			MUNICIPAL BONDS—3.0%

			California—0.2%
Aa1		$600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	769,410

			Illinois—0.4%
Aa3		700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	850,913
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	972,472

				1,823,385

			Kentucky—1.0%
Aa3		800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	885,768
Aa3		1,000	4.403%, 11/01/20	1,088,160
Aa3		1,900	5.373%, 11/01/25	2,163,739

				4,137,667

			New York—1.4%
Aa1		1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,652,896
Aa1		1,100	4.905%, 11/01/24	1,317,129
Aa1		1,100	5.075%, 11/01/25	1,296,867

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS (continued)

		New York (continued)
Aa2	$1,500	New York City Trust For Cultural Resources, Revenue Bonds 5.125%, 07/01/31	$1,509,915

			5,776,807

		TOTAL MUNICIPAL BONDS (cost $10,848,688)	12,507,269

		RESIDENTIAL MORTGAGE-BACKED SECURITIES—2.8%
Ca	964	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.429%(c), 05/25/46	530,494
AAA(d)	1	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	908
Aaa	19	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.71%(c), 02/25/33	19,157
Caa2	1,041	Series 2005-4, Class 3A1 5.099%(c), 08/25/35	845,785
CCC(d)	942	Series 2007-3, Class 1A1 3.998%(c), 05/25/47	627,312
Caa1	272	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.817%(c), 05/25/35	231,191
B3	325	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 2.45%(c), 09/25/35	284,975
D(d)	868	Series 2007-10, Class 22AA 5.46%(c), 09/25/37	541,814
Ca	1,069	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.45%(c), 07/20/46	429,080
Ca	1,119	Series 2006-OA17, Class 1A1A 0.435%(c), 12/20/46	592,296
Aaa	480	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.549%(c), 07/25/44	492,379
B(d)	1,098	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 3.13%(c), 10/25/33	960,769
NR	2	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.717%(c), 01/25/32	1,274
B2	251	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.449%(c), 02/25/36	181,180

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa		$1,300	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.967%(c), 07/15/42	$1,305,451
Aaa	EUR	2,500	Series 2011-1A, Class 1A3, 144A 2.057%(c), 07/15/42	3,323,055
BB(d)		16	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	16,897
Caa3		848	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A 0.859%(c), 03/25/47	503,613
CCC(d)		1,030	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.629%(c), 03/25/36	903,500

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,652,196)	11,791,130

			U.S. GOVERNMENT AGENCY OBLIGATIONS—35.8%
		19	Federal Home Loan Mortgage Corp. 2.385%(c), 01/01/24	19,824
		14	2.521%(c), 09/01/35	15,084
		13,163	4.50%, 01/01/39-07/01/41	14,057,522
		13	5.50%, 06/01/31	14,594
		15	7.50%, 09/01/16-07/01/17	16,829
		56	Federal National Mortgage Assoc. 1.763%(c), 01/01/20	57,846
		121	2.272%(c), 12/01/34	127,644
		44,552	3.50%, 08/01/20-12/01/41	46,796,007
		14,000	3.50%, TBA	14,770,000
		50	3.61%(c), 05/01/36	50,842
		46,707	4.00%, 05/01/13-11/01/41	49,617,211
		11,000	4.00%, TBA	11,634,218
		782	4.50%, 01/01/25-03/01/41	840,232
		1,000	4.50%, TBA	1,069,375
		6	5.50%, 07/01/32	7,118
		69	Government National Mortgage Assoc. 1.625%, 07/20/22-11/20/29	71,198
		38	2.00%, 08/20/22-10/20/26	39,466
		63	2.375%, 02/20/17-02/20/26	64,484
		5,000	3.50%, TBA	5,251,562
		5,000	3.50%, TBA	5,266,406
		38	8.50%, 06/15/30-08/20/30	44,989

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $147,572,044)	149,832,451

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		U.S. TREASURY OBLIGATIONS—19.4%
$	8,900	U.S. Treasury Bonds 3.125%, 11/15/41	$8,927,813
	2,000	3.75%, 08/15/41	2,258,124
	2,400	3.875%, 08/15/40	2,772,000
	4,700	4.375%, 02/15/38-05/15/41	5,892,829
	4,200	7.50%, 11/15/24	6,630,750
	1,700	7.625%, 11/15/22	2,624,110
	9,800	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	10,307,276
	3,800	1.125%, 01/15/21(k)	4,534,978
	1,800	2.125%, 02/15/41	2,571,761
	100	U.S. Treasury Notes 1.875%, 08/31/17	104,977
	12,700	2.00%, 11/15/21-02/15/22	12,834,099
	7,000	2.125%, 08/15/21	7,179,375
	100	2.25%, 07/31/18	106,781
	200	2.50%, 04/30/15	212,469
	6,500	2.625%, 11/15/20	7,003,750
	6,600	2.875%, 03/31/18	7,300,735

		TOTAL U.S. TREASURY OBLIGATIONS (cost $76,647,912)	81,261,827

		TOTAL LONG-TERM INVESTMENTS (cost $394,391,499)	410,992,312

		SHORT-TERM INVESTMENTS—10.3%

		U.S. TREASURY OBLIGATIONS(n)—5.2%
	200	U.S. Treasury Bills 0.08%, 09/20/12	199,899
	2,000	0.09%, 08/23/12	1,999,320
	100	0.12%, 08/16/12	99,967
	2,000	0.124%, 09/13/12	1,999,062
	5,600	0.13%, 09/06/12	5,597,614
	1,200	0.135%, 09/06/12	1,199,489
	260	0.14%, 02/07/13	259,675
	281	0.143%, 05/03/12(h)	280,999
	8,120	0.145%, 08/30/12(h)	8,117,069
	1,800	0.15%, 09/27/12	1,799,051

		TOTAL U.S. TREASURY OBLIGATIONS (cost $21,550,549)	21,552,145

		REPURCHASE AGREEMENT(m)—4.9%
	20,700	Morgan Stanley & Co. LLC, 0.20%, dated 04/30/12, due 05/01/12 in the amount of $20,700,115 (cost $20,700,000)	20,700,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

SHARES	DESCRIPTION		VALUE (NOTE 1)
	AFFILIATED MONEY MARKET MUTUAL FUND—0.2%
849,509	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $849,509)(w)		$849,509

	TOTAL SHORT-TERM INVESTMENTS (cost $43,100,058)		43,101,654

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—108.5% (cost $437,491,557; Note 5)		454,093,966

NOTIONAL AMOUNT (000)#	OPTIONS WRITTEN—(0.1%)	COUNTERPARTY

	Call Options
$1,400	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Bank of America	(14,722)
18,400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Deutsche Bank	(193,487)

			(208,209)

	Put Options—(0.1%)
1,400	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Bank of America	(18,607)
18,400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-Month LIBOR, expiring 03/18/13	Deutsche Bank	(244,547)

			(263,154)

	TOTAL OPTIONS WRITTEN (premiums received $613,995)		(471,363)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(7.2%)

	U.S. GOVERNMENT AGENCY OBLIGATIONS
1,000	Federal Home Loan Mortgage Corp. 4.50%, TBA		(1,066,250)
20,000	Federal National Mortgage Assoc. 4.00%, TBA		(21,268,750)
7,000	5.50%, TBA		(7,645,316)

	TOTAL SECURITIES SOLD SHORT (proceeds $29,898,594)		(29,980,316)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—101.2% (cost $406,978,968)		423,642,287
	Liabilities in excess of other assets(x)—(1.2%)		(5,042,296)

	NET ASSETS—100%		$418,599,991

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by U.S. Treasury Bond (coupon rate 4.25% maturity date 11/15/40) with the aggregate value, including accrued interest of $21,088,733.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Depreciation
Short Positions:
112	5 Year U.S. Treasury Notes	Jun 2012	$13,793,500	$13,865,250	$(71,750)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/17/12	Bank of Nova Scotia	AUD	63	$65,973	$65,513	$(460)
British Pound,
Expiring 05/02/12	Barclays Capital Group	GBP	1,253	2,008,308	2,033,468	25,160
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	769,421	(767)
Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	449,996	(3,026)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,971	633,000	626,774	(6,226)
Expiring 02/01/13	JPMorgan Chase	CNY	2,986	475,494	471,267	(4,227)
Expiring 02/01/13	UBS Securities	CNY	54,639	8,668,067	8,624,539	(43,528)
Expiring 06/01/12	BNP Paribas	CNY	2,943	463,067	466,005	2,938
Expiring 06/01/12	Citigroup Global Markets	CNY	2,589	406,724	409,916	3,192
Expiring 06/01/12	JPMorgan Chase	CNY	4,885	763,000	773,398	10,398
Expiring 06/01/12	JPMorgan Chase	CNY	2,445	382,000	387,115	5,115
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	157,489	(2,153)
Expiring 08/05/13	UBS Securities	CNY	2,887	457,175	454,681	(2,494)
Euro,
Expiring 06/14/12	JPMorgan Chase	EUR	100	133,218	132,397	(821)
Expiring 07/16/12	Barclays Capital Group	EUR	64	84,046	84,753	707
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	133,539	2,873,045	2,494,023	(379,022)
Mexican Peso,
Expiring 06/15/12	Deutsche Bank	MXN	84	6,356	6,433	77
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	42,249	3,288,790	3,229,079	(59,711)
New Taiwanese Dollar,
Expring 06/05/12	UBS Securities	TWD	80,103	2,722,168	2,742,908	20,740
Norwegian Krone,
Expiring 05/24/12	Barclays Capital Group	NOK	3,170	547,042	553,367	6,325
Expiring 05/24/12	Hong Kong & Shanghai Bank	NOK	3,170	547,023	553,367	6,344
Expiring 05/24/12	Royal Bank of Canada	NOK	3,169	546,879	553,192	6,313
Singapore Dollar,
Expiring 05/15/12	UBS Securities	SGD	8	6,186	6,177	(9)

				$26,460,413	$26,045,278	$(415,135)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/17/12	Hong Kong & Shanghai Bank	AUD	28,872	$30,162,578	$30,023,500	$139,078
Brazilian Real,
Expiring 06/04/12	Morgan Stanley	BRL	4,215	2,412,285	2,194,734	217,551
British Pound,
Expiring 05/02/12	Deutsche Bank	GBP	1,253	1,984,401	2,033,468	(49,067)
Expiring 06/01/12	Barclays Capital Group	GBP	1,253	2,007,932	2,033,046	(25,114)

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2012 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 06/21/12	Barclays Capital Group	CAD	6,464	$6,525,701	$6,535,681	$(9,980)
Euro,
Expiring 06/14/12	Barclays Capital Group	EUR	64	84,764	84,734	30
Expiring 07/16/12	UBS Securities	EUR	11,332	14,791,546	15,006,598	(215,052)
Japanese Yen,
Expiring 06/07/12	Barclays Capital Group	JPY	102,979	1,253,231	1,290,265	(37,034)
Malaysian Ringgit,
Expiring 07/16/12	JPMorgan Chase	MYR	17	5,594	5,670	(76)
Singapore Dollar,
Expiring 05/15/12	Deutsche Bank	SGD	8	6,127	6,177	(50)
Expiring 08/03/12	UBS Securities	SGD	8	6,099	6,180	(81)
South Korean Won,
Expiring 07/12/12	UBS Securities	KRW	22,809	20,232	20,082	150

				$59,260,490	$59,240,135	$20,355

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,900	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$139,591	$(7,346)	$146,937	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	88,163	(4,127)	92,290	Deutsche Bank
BRL	8,700	01/02/14	11.990%	Brazilian interbank overnight lending rate(1)	279,828	1,207	278,621	Barclays Bank PLC
BRL	7,500	01/02/14	12.510%	Brazilian interbank overnight lending rate(1)	228,858	5,321	223,537	Barclays Bank PLC
BRL	7,500	01/02/14	11.960%	Brazilian interbank overnight lending rate(1)	238,361	(13,829)	252,190	Goldman Sachs & Co.
BRL	2,400	01/02/14	10.580%	Brazilian interbank overnight lending rate(1)	30,221	(15,994)	46,215	Morgan Stanley & Co.
BRL	19,600	01/02/15	9.880%	Brazilian interbank overnight lending rate(1)	125,575	—	125,575	Bank of America, N.A.
BRL	13,300	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	92,151	6,061	86,090	Barclays Bank PLC
BRL	6,800	01/02/15	9.930%	Brazilian interbank overnight lending rate(1)	47,160	2,795	44,365	Morgan Stanley & Co.
BRL	3,700	01/02/15	9.940%	Brazilian interbank overnight lending rate(1)	26,039	—	26,039	Goldman Sachs & Co.
MXN	37,200	03/05/13	6.500%	28 day Mexican interbank rate(1)	43,293	(654)	43,947	Morgan Stanley & Co.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2012 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Exchange-traded swap agreements:
	$5,600	06/20/17	1.500%	3 month LIBOR(1)	$(96,688)	$(64,484)	$(32,204)	—
	7,100	06/20/22	2.250%	3 month LIBOR(1)	(111,103)	(12,965)	(98,138)	—
EUR	6,300	03/21/17	2.000%	6 month Euribor(1)	244,472	185,981	58,491	—

					$1,375,921	$81,966	$1,293,955

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
AutoZone, Inc.,	06/20/16	0.720%	$1,100	$(13,570)	$—	$(13,570)	Deutsche Bank
Cardinal Health, Inc.	06/20/17	0.560%	1,200	(9,926)	—	(9,926)	UBS AG
CitiFinancial	06/20/15	0.150%	400	23,147	—	23,147	Barclays Bank PLC
CSX Corp.8	03/20/18	1.650%	1,600	(100,873)	—	(100,873)	Goldman Sachs & Co.
Donnelley (R.R.) & Sons	03/20/17	0.800%	600	152,304	—	152,304	Bank of America, N.A.
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	4,365	(66,402)	(115,614)	49,212	Citigroup
Embarq Corp.	03/20/14	1.250%	700	(11,531)	—	(11,531)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	600	(10,125)	—	(10,125)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	600	(11,990)	—	(11,990)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	200	(3,495)	—	(3,495)	Morgan Stanley & Co.
Goodrich Corp.	09/20/16	0.510%	200	(3,548)	—	(3,548)	Deutsche Bank
Limited Brands, Inc.,	09/20/17	2.290%	1,900	(38,375)	—	(38,375)	Bank of America, N.A.
Pearson Dollar	06/20/14	0.760%	4,200	(56,217)	—	(56,217)	Morgan Stanley & Co.
Target Corp.	06/20/12	0.110%	300	(41)	—	(41)	Morgan Stanley & Co.
Exchange-traded credit default swaps—Buy Protection(1):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,646	90,245	206,968	(116,723)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	17,037	(316,262)	153,579	(469,841)	—

				$(376,659)	$244,933	$(621,592)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,737,793	$1,200,697
Bank Loan	—	319,706	—
Corporate Bonds	—	115,074,204	—
Foreign Government Bonds	—	32,267,235	—
Municipal Bonds	—	12,507,269	—
Residential Mortgage-Backed Securities	—	11,791,130	—
U.S. Government Agency Obligations	—	149,832,451	—
U.S. Treasury Obligations	—	102,813,972	—
Repurchase Agreement	—	20,700,000	—
Affiliated Money Market Mutual Fund	849,509	—	—
Options Written	—	(471,363)	—
Securities Sold Short—U.S. Government Agency Obligations	—	(29,980,316)	—
Other Financial Instruments*
Futures	(71,750)	—	—
Forward foreign currency exchange contracts	—	(394,780)	—
Interest rate swap agreements	(71,851)	1,365,806	—
Credit default swap agreements	(586,564)	(35,028)	—

Total	$119,344	$422,528,079	$1,200,697

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

The industry classification of investments and Liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

U.S. Government Agency Obligations	35.8%
U.S. Treasury Obligations	24.6
Financial—Bank & Trust	10.5
Foreign Government Bonds	7.7
Financial Services	6.8
Repurchase Agreements	4.9
Municipal Bonds	3.0
Residential Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.9
Automobile Manufacturers	1.8
Insurance	1.2
Paper & Forest Products	1.0
Real Estate Investment Trusts	0.9
Metals & Mining	0.9
Utilities	0.7
Pharmaceuticals	0.6
Retail & Merchandising	0.5
Transportation	0.5%
Oil, Gas & Consumable Fuels	0.4
Construction	0.4
Tobacco	0.3
Automotive Parts	0.3
Computer Services & Software	0.3
Affiliated Money Market Mutual Fund	0.2
Printing & Publishing	0.1
Pipelines	0.1
Bank Loans	0.1
Aerospace	0.1
Airlines	0.1

108.5
Options Written and Securities Sold Short	(7.3)
Liabilities in excess of other assets	(1.2)

100.0%

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2012 (Unaudited)	Intermediate-Term Bond Portfolio

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—95.2%

		ASSET-BACKED SECURITIES—1.4%
Aaa	$477	AMMC CDO, Series 2006-6A, Class A1A, 144A (Cayman Islands) 0.716%(c), 05/03/18	$467,448
B3	286	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A 0.369%(c), 05/25/37	145,547
Aaa	1,717	SLM Student Loan Trust, Series 2008-9, Class A 1.966%(c), 04/25/23	1,774,266

		TOTAL ASSET-BACKED SECURITIES (cost $2,454,028)	2,387,261

		BANK LOANS(c)—1.0%

		Diversified Financial Services—0.7%
B2	800	AGFS Funding Co., Initial Loan 5.50%, 05/28/17	755,800
Ba3	500	Delos Aircraft, Inc., Term Loan 4.75%, 03/17/16	502,187

			1,257,987

		Healthcare—Services—0.3%
Ba3	500	HCA, Inc., Tranche Term Loan B-1 2.489%, 11/14/13	498,594

		TOTAL BANK LOANS (cost $1,791,782)	1,756,581

		CERTIFICATE OF DEPOSIT—1.3%
NR	2,200	Banco do Brasil SA, Certificate of Deposit,144A (Brazil) (cost $2,200,000) 2.556%(c), 02/14/14	2,196,405

		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
NR	1,107	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A 1.991%(c), 11/15/15	1,038,735
Aaa	1,067	Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A 3.156%, 07/10/46	1,114,438
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	667,444

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NR	$600	Series 2010-RR1, Class 3A, 144A 5.838%(c), 06/10/49	$671,012
NR	700	Series 2010-RR7, Class 2A, 144A 5.467%(c), 09/18/39	765,847
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
Aaa	400	0.779%(c), 07/09/21	388,884

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,354,763)	4,646,360

		CORPORATE BONDS—54.0%

		Airlines—0.4%
Baa2	360	Delta Air Lines 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates 6.20%, 01/02/20	389,390
NR	856	United Airlines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	342,577

			731,967

		Auto Manufacturer—1.3%
A3	2,300	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	2,314,074

		Building & Construction—2.7%
B2	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	4,668,000

		Commercial Banks—11.5%
Baa1	1,100	Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 4.50%, 01/22/15	1,149,500
Baa1	1,800	Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.574%(c), 03/18/14	1,788,498
Baa1	300	4.25%, 01/14/16	294,000
Aa3	500	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 3.75%, 09/22/15	510,973
Baa1	800	Banco Votorantim SA, (Brazil) Sr. Notes, 144A 3.473%(c), 03/28/14	794,634

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Commercial Banks (continued)
Baa1	$1,100	Sr. Unsec’d. Notes, 144A 5.25%, 02/11/16	$1,130,393
Baa1	600	Bank of America Corp., Sr. Unsec’d. Notes 0.974%(c), 09/11/12	599,618
Baa1	2,000	Sr. Unsec’d. Notes, MTN 0.804%(c), 09/15/14	1,891,930
B2	400	CIT Group, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 04/01/14	412,000
Aa	1,000	DNB Bank ASA, Sr. Unsec’d. Notes, 144A (Norway) 3.20%, 04/03/17	1,010,547
Ba1	100	Eksportfinans ASA, (Norway) Sr. Unsec’d. Notes 0.669%(c), 04/05/13	96,866
Ba1	200	2.375%, 05/25/16	178,426
Ba1	100	Sr. Unsec’d. Notes, MTN 1.875%, 04/02/13	98,002
A1	2,900	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 7.50%, 02/15/19	3,354,836
A1	600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	632,247
Aa2	1,600	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.367%(c), 01/14/14	1,595,475
Ba2	1,100	Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,065,591
A2	1,200	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 2.913%(c), 08/23/13	1,199,374
Aaa	1,200	Sparebanken 1 Boligkreditt, Covered Bonds, 144A (Norway) 1.25%, 10/25/14	1,208,689
Aaa	1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,247,116

			20,258,715

		Diversified Financial Services—16.6%
B1	1,500	Ally Financial, Inc., Gtd. Notes 6.25%, 12/01/17	1,577,934

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Diversified Financial Services (continued)
A2	$500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	$522,120
A2	1,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 5.875%, 05/02/13	1,888,718
Aaa	2,500	BNP Paribas Home Loan Covered Bonds SA, Covered Bonds, 144A (France) 2.20%, 11/02/15	2,506,420
Aaa	1,000	BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.717%(c), 04/15/13	999,760
Baa1	2,300	Capital One Bank USA NA, Sub. Notes 6.50%, 06/13/13	2,419,329
Aaa	2,500	Cie De Financement Foncier, Covered Bonds, 144A (France) 1.625%, 07/23/12	2,502,500
A3	1,200	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,241,642
A3	2,200	6.50%, 08/19/13	2,319,634
Aa1	750	Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland) 3.50%, 03/23/15	782,534
Aa1	2,200	5.00%, 05/15/13	2,283,426
Aaa	1,200	DanFin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland) 1.167%(c), 07/16/13	1,204,621
Ba1	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.50%, 08/01/12	203,145
Aa3	100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.15%, 07/05/16	103,640
Aa3	400	3.45%, 03/01/16	418,836
Aa3	200	4.40%, 07/22/20	211,798
Aa3	100	6.30%, 04/23/19	117,088
NR	1,800	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 2.851%, 12/23/24	436,500
NR	600	5.625%, 01/24/13	149,250

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Diversified Financial Services (continued)
Baa1		$1,400	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.15%, 04/25/13	$1,456,764
			Morgan Stanley,
A2		1,200	Sr. Unsec’d. Notes 3.45%, 11/02/15	1,173,755
A2	EUR	2,100	Sr. Unsec’d. Notes, MTN 1.321%(c), 03/01/13	2,744,950
Aaa		1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden) 1.02%(c), 09/30/13	1,887,391

				29,151,755

			Electric—4.0%
Ba1		1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,245,148
A3		500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	529,100
Baa3		1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,224,666
Baa1		600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	610,859
A2		2,300	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN 5.30%, 05/01/18	2,746,688
Ba2	EUR	500	Tokyo Electric Power Co. Inc., (The) Sr. Sec’d. Notes (Japan) 4.50%, 03/24/14	635,374

				6,991,835

			Electronics—0.7%
Baa2		1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	1,219,068

			Financial—Bank & Trust—1.2%
Aaa		2,200	Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) 0.917%(c), 01/14/13	2,200,950

			Food—0.7%
Baa1		1,200	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	1,203,164

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Healthcare—Services—0.3%
Ba3	$500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	$553,750

		Insurance—1.7%
Baa1	160	American International Group, Inc., Sr. Unsec’d. Notes 4.25%, 05/15/13	163,213
Baa1	800	Sr. Unsec’d. Notes, 144A 3.75%, 11/30/13	809,937
A3	1,100	MetLife, Inc., Sr. Unsec’d. Notes 1.781%(c), 08/06/13	1,112,779
A1	1,000	Monumental Global Funding III, Sr. Sec’d. Notes, 144A 0.636%(c), 01/25/13	996,381

			3,082,310

		Investment Company—1.1%
Aaa	2,000	FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark) 0.844%(c), 06/13/13	2,000,150

		Media—1.2%
Baa2	1,200	NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A 4.375%, 04/01/21	1,308,055
Baa1	850	Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom) 5.50%, 05/06/13	887,137

			2,195,192

		Metals & Mining—1.4%
Baa1	1,200	Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom) 2.15%, 09/27/13	1,209,726
Ba1	800	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	886,000
Ba2	400	Steel Dynamics, Inc., Gtd. Notes 7.375%, 11/01/12	409,000

			2,504,726

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Oil, Gas & Consumable Fuels—3.0%
Baa2	$1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada) 4.50%, 09/15/14	$1,188,682
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15	422,400
Baa2	600	5.45%, 07/15/20	664,031
Baa1	1,200	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) 5.092%, 11/29/15	1,269,000
Baa1	400	Noble Holding International Ltd., Gtd. Notes (Cayman Islands) 3.45%, 08/01/15	423,064
Aa1	1,200	Shell International Finance BV, Gtd. Notes (Netherlands) 3.10%, 06/28/15	1,279,273

			5,246,450

		Pipelines—3.3%
Baa2	2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	2,725,186
Ba2	250	NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A 7.119%, 12/15/17	241,755
Baa2	1,075	Spectra Energy Capital LLC, Gtd. Notes 5.50%, 03/01/14	1,141,757
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,634,586

			5,743,284

		Software—0.8%
A1	1,200	Oracle Corp., Sr. Unsec’d. Notes 3.875%, 07/15/20	1,336,206

		Telecommunications—1.5%
A2	675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	728,189
Baa1	1,680	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,845,957

			2,574,146

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Tobacco—0.6%
Baa1	$1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	$1,112,619

		TOTAL CORPORATE BONDS (cost $92,731,681)	95,088,361

		FOREIGN GOVERNMENT BONDS—7.0%
Aaa	5,300	Canadian Government, Bonds (Canada) 1.50%, 08/01/15	5,365,026
Aaa	4,500	Unsec’d. Notes 1.50%, 03/01/17	4,531,067
Baa3	1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,455,080

		TOTAL FOREIGN GOVERNMENT BONDS (cost $11,457,450)	12,351,173

		MUNICIPAL BONDS—3.6%

		California—0.6%
B3	800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	613,608
Aa2	325	University of California, Revenue Bonds 5.035%, 05/15/21	357,292

			970,900

		Florida—0.5%
Aa2	800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	882,944

		Illinois—0.6%
Aa3	1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,078,010

		New York—1.5%
Aa1	1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,225,719
Aa1	1,200	5.008%, 08/01/27	1,420,224

			2,645,943

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			MUNICIPAL BONDS (continued)

			West Virginia—0.4%
B2		$930	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	$689,772

			TOTAL MUNICIPAL BONDS (cost $5,983,659)	6,267,569

			RESIDENTIAL MORTGAGE-BACKED SECURITIES—6.3%
A3		156	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.751%(c), 02/25/45	134,099
Aaa		209	Bank of America Funding Corp., Series 2006-A, Class 1A1 2.653%(c), 02/20/36	189,976
NR		1,049	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A 5.25%, 04/26/37	956,269
B3		319	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.69%(c), 11/25/34	292,430
B3		673	Series 2004-8, Class 13A1 2.853%(c), 11/25/34	549,137
Caa3		620	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 2.794%(c), 11/25/36	339,788
Caa3		572	Series 2006-6, Class 32A1 2.863%(c), 11/25/36	307,576
Aaa		207	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.58%(c), 10/25/35	184,185
CC(d)		1,201	Series 2006-AR1, Class 1A1 2.53%(c), 10/25/35	995,734
AAA(d)		50	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	51,700
Baa3		112	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	112,125
B2		668	Series 2004-25, Class 1A1 0.569%(c), 02/25/35	476,492
Aaa		16	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	16,362
Aa1	EUR	800	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 1.553%(c), 04/17/41	815,181

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa	$1,089	Federal Home Loan Mortgage Corp., Series 3346, Class FA 0.47%(c), 02/15/19	$1,088,276
Aaa	226	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	256,273
Aaa	615	Series T-75, Class A1 0.279%(c), 12/25/36	611,432
Aaa	48	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	54,880
Aaa	62	Series 2000-9, Class FG 0.84%(c), 02/16/30	62,534
Aaa	90	Series 2000-9, Class FH 0.74%(c), 02/16/30	90,307
Aaa	184	Series 2000-11, Class PH 7.50%, 02/20/30	193,296
Aaa	115	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.34%(c), 12/20/54	110,391
Caa2	364	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.469%(c), 06/25/45	215,405
Aaa	286	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.653%(c), 09/25/35	276,973
B2	302	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.449%(c), 02/25/36	217,416
A1	243	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.241%(c), 10/25/35	208,421
Aaa	1,597	NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.611%(c), 11/06/17	1,597,041
Aaa	340	Sequoia Mortgage Trust, Series 10, Class 2A1 1.00%(c), 10/20/27	318,842
Baa2	114	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.49%(c), 07/19/35	79,392
NR	29	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.396%(c), 01/25/32	21,278

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Baa2	$255	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.558%(c), 06/25/42	$207,691
B2	15	Series 2002-AR9, Class 1A 1.558%(c), 08/25/42	11,970

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,470,835)	11,042,872

		U.S. GOVERNMENT AGENCY OBLIGATIONS—0.8%
		Federal National Mortgage Assoc.
	91	2.311%(c), 07/01/25	92,420
	54	3.25%(c), 08/01/24	54,993
	4	5.082%(c), 12/01/30	4,494
		Government National Mortgage Assoc.
	166	1.625%, 08/20/26-07/20/30	172,034
	26	2.00%(c), 10/20/24	26,445
	278	2.25%(c), 03/20/30	288,007
	202	2.375%, 05/20/23-06/20/27	208,936
	42	2.50%(c), 02/20/25	43,473
	162	Small Business Administration Participation Certificates, Series 2008-20A, Class 1 5.17%, 01/01/28	183,677
	322	Series 2008-20D, Class 1 5.37%, 04/01/28	360,642

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,374,678)	1,435,121

		U.S. TREASURY OBLIGATIONS—17.2%
	7,100	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	7,467,516
	200	0.625%, 07/15/21	223,012
	1,100	1.125%, 01/15/21	1,312,757
	2,100	1.25%, 07/15/20	2,547,908
	200	2.375%, 01/15/25	315,167
	5,900	U.S. Treasury Notes 0.875%, 02/28/17	5,928,580
	12,400	2.00%, 11/15/21-02/15/22	12,508,815

		TOTAL U.S. TREASURY OBLIGATIONS (cost $29,936,789)	30,303,755

		TOTAL LONG-TERM INVESTMENTS (cost $164,755,665)	167,475,458

		SHORT-TERM INVESTMENTS—7.8%

		U.S. TREASURY OBLIGATIONS(n)—2.7%
	800	U.S. Treasury Bills 0.01%, 09/27/12	799,579
	1,600	0.03%, 09/06/12	1,599,319
	107	0.044%, 06/14/12	106,991
	37	0.048%, 05/10/12	36,999

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. TREASURY OBLIGATIONS(n) (continued)
$260	0.113%, 10/18/12	$259,825
1,700	0.124%, 09/13/12	1,699,203
251	0.143%, 10/11/12	250,849
64	0.145%, 08/30/12	63,977

	TOTAL U.S. TREASURY OBLIGATIONS (cost $4,816,525)	4,816,742

	CERTIFICATE OF DEPOSIT(n)—1.0%
1,800	Itau Unibanco (cost $1,799,355) 1.00%, 05/09/12	1,799,509

SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND—4.0%
7,084,535	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $7,084,535)(w)	7,084,535

NOTIONAL AMOUNTS (000)#	OPTIONS PURCHASED*—0.1%	COUNTERPARTY

	Put Options
$4,100	Interest Rate Swap Options, Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12 (cost $210,467)	Credit Suisse First Boston Corp.	70,321

	TOTAL SHORT-TERM INVESTMENTS (cost $13,910,882)		13,771,107

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.0% (cost $178,666,547; Note 5)		181,246,565

	OPTIONS WRITTEN*—(0.1%)

	Call Options—(0.1%)
1,200	10 Year U.S. Treasury Notes expiring 05/25/12, Strike Price $128.00	Morgan Stanley	(51,750)
1,200	Interest Rate Swap Options, Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(48,337)

			(100,087)

	Put Options
1,200	10 Year U.S. Treasury Notes expiring 05/25/12, Strike Price $128.00	Morgan Stanley	(375)

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	Put Options (continued)
$1,200	Interest Rate Swap Options, Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	$(1,813)
9,000	Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(1)
5,400	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(1)
3,000	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	—
5,100	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(1)
1,000	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	—
9,600	Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Credit Suisse First Boston Corp.	(39,012)

			(41,203)

	TOTAL OPTIONS WRITTEN (premiums received $531,773)		(141,290)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $178,134,774)		181,105,275
	Liabilities in excess of other assets(x)—(2.9%)		(5,042,824)

	NET ASSETS—100%		$176,062,451

The following abbreviations were used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

USA—United States of America

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/04/12	Morgan Stanley	BRL	64	$36,597	$33,296	$(3,301)
British Pound,
Expiring 05/02/12	Deutsche Bank	GBP	4,376	6,963,923	7,101,722	137,799
Chinese Yuan,
Expiring 06/01/12	Citigroup Global Markets	CNY	5,757	904,357	911,456	7,099
Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,513	2,297,124	611
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	314,978	(4,307)
Expiring 08/05/13	UBS Securities	CNY	5,656	895,677	890,790	(4,887)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	94,534	2,033,874	1,765,558	(268,316)
Indonesian Rupiah,
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	8,616,000	953,625	931,502	(22,123)
Singapore Dollar,
Expiring 05/15/12	Hong Kong & Shanghai Bank	SGD	4,552	3,621,000	3,678,110	57,110
Expiring 08/03/12	Bank of New York Mellon	SGD	4,529	3,613,403	3,660,872	47,469
South Korean Won,
Expiring 07/12/12	UBS Securities	KRW	2,086,206	1,850,457	1,836,818	(13,639)

				$23,488,711	$23,422,226	$(66,485)

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2012 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/07/12	JPMorgan Chase	AUD	4,274	$4,403,930	$4,434,360	$(30,430)
British Pound,
Expiring 05/02/12	BNP Paribas	GBP	1,018	1,640,000	1,652,046	(12,046)
Expiring 05/02/12	Deutsche Bank	GBP	4,477	7,090,315	7,265,633	(175,318)
Expiring 06/01/12	Bank of New York Mellon	GBP	1,119	1,816,005	1,815,625	380
Canadian Dollar,
Expiring 06/21/12	Citigroup Global Markets	CAD	3,582	3,637,091	3,621,722	15,369
Expiring 06/21/12	Goldman Sachs & Co.	CAD	6,178	6,292,235	6,246,509	45,726
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	4,438	688,000	700,455	(12,455)
Euro,
Expiring 06/14/12	Barclays Capital Group	EUR	9,723	12,703,021	12,872,911	(169,890)
Expiring 06/14/12	Barclays Capital Group	EUR	69	91,386	91,354	32
Expiring 06/14/12	Royal Bank of Canada	EUR	21	27,734	27,803	(69)
Indian Rupee,
Expiring 07/12/12	Barclays Capital Group	INR	96,831	1,758,000	1,808,442	(50,442)
Indonesian Rupiah,
Expiring 07/02/12	UBS Securities	IDR	8,561,810	908,897	925,644	(16,747)
Japanese Yen,
Expiring 06/07/12	Barclays Capital Group	JPY	140,983	1,715,731	1,766,432	(50,701)
Malaysian Ringgit,
Expiring 07/16/12	JPMorgan Chase	MYR	34	11,122	11,273	(151)
Mexican Peso,
Expiring 06/15/12	Morgan Stanley	MXN	44	3,404	3,337	67
New Taiwanese Dollar,
Expiring 06/05/12	UBS Securities	TWD	360	12,240	12,333	(93)
Philippine Peso,
Expiring 06/08/12	Citigroup Global Markets	PHP	7	164	167	(3)
Singapore Dollar,
Expiring 05/15/12	Bank of New York Mellon	SGD	4,529	3,664,781	3,659,502	5,279
Expiring 05/15/12	Deutsche Bank	SGD	23	18,457	18,608	(151)

				$46,482,513	$46,934,156	$(451,643)

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
AUD	2,900	12/15/20	6.000%	6 month Australian Bank Bill rate(1)	$364,977	$2,033	$362,944	Barclays Bank PLC
AUD	1,700	12/15/20	6.000%	6 month Australian Bank Bill rate(1)	213,951	(12,315)	226,266	Citigroup
AUD	1,500	12/15/21	5.750%	6 month Australian Bank Bill rate(1)	166,238	(14,660)	180,898	Barclays Bank PLC
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	101,285	(24,445)	125,730	Barclays Bank PLC
AUD	4,400	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	101,286	(23,706)	124,992	JPMorgan Chase

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2012 (continued):

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements (continued):
AUD	1,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	$29,926	$(9,180)	$39,106	Citigroup
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	2,302	(546)	2,848	UBS AG
AUD	100	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	2,302	(650)	2,952	Deutsche Bank
BRL	14,100	01/02/15	9.980%	Brazilian interbank overnight lending rate(1)	105,665	(4,974)	110,639	JPMorgan Chase
	Exchange-traded swap agreements:
	$19,600	09/21/16	4.000%	3 month LIBOR(1)	969,626	669,247	300,379	—

					$2,057,558	$580,804	$1,476,754

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at April 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Berkshire Hathaway	03/20/13	1.000%	$2,500	0.506%	$13,939	$—	$13,939	Barclays Bank PLC
BP Capital Markets	06/20/15	5.000%	800	0.745%	110,202	7,548	102,654	Credit Suisse International
BP Capital Markets	06/20/15	5.000%	700	0.745%	96,427	13,345	83,082	Goldman Sachs
Enbridge Energy Partners	06/20/12	0.280%	200	0.292%	61	—	61	Bank of America, N.A.
Energy Transfer Partners	06/20/12	0.330%	200	0.637%	(10)	—	(10)	Bank of America, N.A.
Federal Republic of Brazil	03/20/16	1.000%	2,800	1.014%	1,738	(20,623)	22,361	Citigroup
Japan Gov’t. Series 55	03/20/16	1.000%	600	0.733%	6,808	3,414	3,394	Goldman Sachs
Kinder Morgan	06/20/12	0.290%	200	0.487%	12	—	12	Bank of America, N.A.
MetLife, Inc.	06/20/12	5.000%	1,200	0.800%	13,960	2,929	11,031	Deutsche Bank
Plains All-American Pipeline	06/20/12	0.320%	200	0.380%	58	—	58	Bank of America, N.A.
Republic of Korea	03/20/16	1.000%	2,500	0.969%	5,768	1,611	4,157	Barclays Bank PLC

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at April 30, 2012 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at April 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
Valero Energy Corp.	06/20/12	0.320%	$200	0.273%	$88	$—	$88	Bank of America, N.A.

					$249,051	$8,224	$240,827

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Credit Agricole SA	12/20/16	1.000%	EUR	500	$49,116	$44,903	$4,213	Citigroup
Credit Agricole SA	12/20/16	1.000%	EUR	300	29,469	27,602	1,867	Goldman Sachs
Dow Jones iTraxx 15	06/20/16	1.000%	EUR	2,100	250,842	354,480	(103,638)	Morgan Stanley & Co.
Dow Jones iTraxx 16	12/20/16	5.000%	EUR	5,600	268,696	408,168	(139,472)	Morgan Stanley & Co.
Dow Jones iTraxx 17	06/20/17	5.000%	EUR	700	48,503	60,176	(11,673)	Bank of America, N.A.
KB Home	03/20/15	5.000%		$4,000	(21,908)	(177,699)	155,791	Deutsche Bank
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG 18 5Y Index	06/20/17	1.000%		6,400	24,095	26,246	(2,151)	—

					$648,813	$743,876	$(95,063)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,387,261	$—
Bank Loans	—	1,756,581	—
Certificate of Deposits	—	3,995,914	—
Commercial Mortgage-Backed Securities	—	4,646,360	—
Corporate Bonds	—	94,293,727	794,634
Foreign Government Bonds	—	12,351,173	—
Municipal Bonds	—	6,267,569	—
Residential Mortgage-Backed Securities	—	11,042,872	—
U.S. Government Agency Obligations	—	1,435,121	—
U.S. Treasury Obligations	—	35,120,497	—
Affiliated Money Market Mutual Fund	7,084,535	—	—
Options Purchased	—	70,321	—
Options Written	(52,125)	(89,165)	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(518,128)	—
Interest rate swap agreements	300,379	1,176,375	—
Credit default swap agreements	(2,151)	147,915	—

Total	$7,330,638	$174,084,393	$794,634

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

U.S. Treasury Obligations	19.9%
Diversified Financial Services	16.6
Commercial Banks	11.5
Foreign Government Bonds	7.0
Residential Mortgage-Backed Securities	6.3
Affiliated Money Market Mutual Fund	4.0
Electric	4.0
Municipal Bonds	3.6
Pipelines	3.3
Oil, Gas & Consumable Fuels	3.0
Building & Construction	2.7
Commercial Mortgage-Backed Securities	2.6
Certificate Of Deposits	2.3
Insurance	1.7
Telecommunications	1.5
Metals & Mining	1.4
Asset-Backed Securities	1.4
Auto Manufacturers	1.3%
Financial—Bank & Trust	1.2
Media	1.2
Investment Company	1.1
Bank Loans	1.0
U.S. Government Agency Obligations	0.8
Software	0.8
Electronics	0.7
Food	0.7
Tobacco	0.6
Airlines	0.4
Healthcare—Services	0.3
Options Purchased	0.1

103.0
Options Written	(0.1)
Liabilities in excess of other assets	(2.9)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Mortgage Backed Securities Portfolio	Portfolio of Investments As of April 30, 2012 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—116.9%

	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
$442	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 5.286%, 06/11/41	$457,449
400	GS Mortgage Securities Corp II Series 2007-GG10, Class A4 5.786%(c), 08/10/45	444,287

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $800,079)	901,736

	RESIDENTIAL MORTGAGE-BACKED SECURITIES—14.3%
207	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 2.52%(c), 03/25/36	148,019
141	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	107,843
383	Series 2005-85CB, Class 2A2 5.50%, 02/25/36	287,710
448	Series 2005-J11, Class 1A3 5.50%, 11/25/35	420,530
345	Series 2007-HY5R, Class 2A1A 5.514%(c), 03/25/47	331,604
154	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	153,678
77	Series 2006-J2, Class 1A6 6.00%, 04/25/36	63,394
11	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	12,031
2	Series 83, Class Z 9.00%, 10/15/20	1,962
16	Series 186, Class E 6.00%, 08/15/21	17,395
4	Series 1058, Class H 8.00%, 04/15/21	5,082
4	Series 1116, Class I 5.50%, 08/15/21	4,445
21	Series 1120, Class L 8.00%, 07/15/21	24,763
425	Series 2809, Class UC 4.00%, 06/15/19	452,177
610	Series 2995, Class ST, IO 6.51%(c), 05/15/29	118,432

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$1,759	Series 3279, Class SD, IO 6.19%(c), 02/15/37	$243,403
1,694	Series 3309, Class SC, IO 6.21%(c), 04/15/37	262,106
285	Series 3787, Class AY 3.50%, 01/15/26	305,215
330	Series 3840, Class HB 3.50%, 04/15/26	352,911
144	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	173,370
7	Federal National Mortgage Assoc., Series 56, Class 1 6.00%, 04/01/19	7,320
6	Series 1988-19, Class J 8.50%, 07/25/18	7,247
3	Series 1990-10, Class L 8.50%, 02/25/20	3,631
7	Series 1990-108, Class G 7.00%, 09/25/20	7,528
7	Series 1991-21, Class J 7.00%, 03/25/21	7,447
14	Series 1992-113, Class Z 7.50%, 07/25/22	16,164
178	Series 1993-223, Class ZA 6.50%, 12/25/23	201,983
117	Series 2001-51, Class QN 6.00%, 10/25/16	125,553
82	Series 2003-33, Class PT 4.50%, 05/25/33	89,624
1,153	Series 2007-22, Class SD, IO 6.161%(c), 03/25/37	187,787
285	Series 2011-67, Class BE 3.50%, 07/25/26	305,170
10	Series G14, Class L 8.50%, 06/25/21	11,367
10	Series G92-24, Class Z 6.50%, 04/25/22	10,477
51	Series G92-59, Class D 6.00%, 10/25/22	56,709
166	Series G94-4, Class PG 8.00%, 05/25/24	190,664
19	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	2,318
19	Series B, Class P-O, PO 2.675%(s), 04/25/17	18,620

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$78	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 2.363%(s), 07/20/36	$71,833
778	Series 2006-38, Class XS, IO 7.01%(c), 09/16/35	153,900
77	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.936%(c), 04/25/35	59,173
221	Series 2007-AR2, Class 1A1 3.342%(c), 05/25/47	135,988
247	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	225,890
174	Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22 6.00%, 08/25/37	149,539
573	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	582,183
155	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2 2.702%(c), 07/25/36	118,044

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,676,104)	6,232,229

	U.S. GOVERNMENT AGENCY OBLIGATIONS—100.6%
4,400	Federal Home Loan Mortgage Corp. 3.50%, TBA	4,560,187
1,741	5.00%, 10/01/35	1,884,726
4,600	5.50%, TBA	5,008,969
664	6.00%, 01/01/15-02/01/21	719,946
58	6.50%, 01/01/18-06/01/22	65,220
18	7.50%, 06/01/28	21,200
2	8.50%, 04/01/18	1,981
14	11.50%, 03/01/16	14,291
	Federal National Mortgage Assoc.
800	3.00%, TBA	834,750
1,100	3.50%, TBA	1,160,500
1,629	4.35%, 07/01/20	1,827,101
1,098	4.50%, 05/01/35	1,184,766
1,064	4.57%, 06/01/20	1,203,397
2,092	5.00%, 11/01/18-08/01/35	2,274,616
234	5.00%, 07/01/33-09/01/34(k)	254,299
1,000	5.00%, TBA	1,085,937
1,000	5.50%, TBA	1,091,875

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$746		5.50%, 06/01/33-05/01/36	$823,180
359		6.00%, 03/01/23-12/01/39	398,183
1,300		6.00%, TBA	1,437,109
327		6.50%, 05/01/14-08/01/17	351,943
400		6.50%, TBA	450,500
—	(r)	7.00%, 05/01/12-07/01/12	152
12		8.00%, 09/01/22-12/01/22	14,245
2		9.75%, 11/01/16	2,219
		Government National Mortgage Assoc.
600		3.50%, TBA	631,969
4,384		4.00%, 07/15/41-03/15/42	4,748,685
2,200		4.50%, TBA	2,408,312
1,056		5.00%, 04/15/40-06/15/40	1,173,139
1,960		5.50%, 08/15/38-09/15/39	2,190,874
2,000		5.50%, TBA	2,233,438
1,073		6.00%, 07/15/24-12/15/40	1,212,161
1,089		6.50%, 06/15/23-12/15/35	1,273,012
850		7.00%, 11/15/31-11/15/33	1,001,970
13		7.50%, 07/20/17-12/20/23	15,759
211		8.00%, 03/15/17-11/15/30	233,638
21		8.25%, 06/20/17-07/20/17	21,498
34		8.50%, 04/20/17	34,011
39		9.00%, 01/15/20	45,759
—	(r)	9.50%, 06/15/20	450

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,486,735)	43,895,967

		TOTAL LONG-TERM INVESTMENTS (cost $48,962,918)	51,029,932

SHARES		SHORT-TERM INVESTMENT—29.5%
		AFFILIATED MONEY MARKET MUTUAL FUND
12,892,352		Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $12,892,352)(w)	12,892,352

		TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—146.4% (cost $61,855,270; Note 5)	63,922,284

PRINCIPAL AMOUNT (000)#		SECURITIES SOLD SHORT—(21.0%)

		U.S. GOVERNMENT AGENCY OBLIGATIONS
		Federal National Mortgage Assoc.
$3,000		4.00%, TBA	(3,172,969)
900		4.50%, TBA	(963,562)
4,600		5.50%, TBA	(5,029,813)

		TOTAL SECURITIES SOLD SHORT (proceeds received $9,106,121)	(9,166,344)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2012 (Unaudited)

DESCRIPTION	VALUE (NOTE 1)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—125.4% (cost $52,749,149)	$54,755,940
Liabilities in excess of other assets(x)—(25.4%)	(11,107,564)

NET ASSETS—100%	$43,648,376

The following abbreviations are used in the Portfolio descriptions:

IO—Interest Only

PO—Principal Only Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at April 30, 2012.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Jun. 2012	$3,234,547	$3,234,563	$16
13	10 Year U.S. Treasury Notes	Jun. 2012	1,709,656	1,719,656	10,000

					10,016

Short Positions:
26	2 Year U.S. Treasury Notes	Jun. 2012	5,725,284	5,734,219	(8,935)

					$1,081

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
$2,250	06/24/20	5.370%	3 Month LIBOR(1)	$(281,995)	$—	$(281,995)	Goldman Sachs

(1)	Portfolio pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commerical Mortgage-Backed Securities	$—	$901,736	$—
Residential Mortgage-Backed Securities	—	6,232,229	—
U.S. Government Agency Obligations	—	43,895,967	—
Affiliated Money Market Mutual Fund	12,892,352	—	—
Securities Sold Short—U.S. Government Agency Obligation	—	(9,166,344)	—
Other Financial Instruments*
Futures	1,081	—	—
Interest rate swap agreements	—	(281,995)	—

Total	$12,893,433	$41,581,593	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

U.S. Government Agency Obligations	100.6%
Affiliated Money Market Mutual Fund	29.5
Residential Mortgage-Backed Securities	14.3
Commercial Mortgage-Backed Securities	2.0

146.4
Securities Sold Short	(21.0)
Liabilities in excess of other assets	(25.4)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Statement of Assets and Liabilities April 30, 2012 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$213,722,212	$208,741,428	$100,734,241	$1,057,910,382
Affiliated investments(B)	19,239,932	34,020,654	22,168,163	221,704,997
Repurchase agreements(C)	—	—	—	—
Cash	3,663	—	—	—
Deposit with broker	—	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	248,979	220,436	124,859	1,035,567
Dividends and interest receivable	90,353	191,179	15,792	702,565
Receivable for investments sold	729,199	499,338	442,813	4,435,673
Receivable for foreign tax reclaim	1,174	3,179	—	—
Due from broker for variation margin	—	—	—	—
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses and other assets	1,180	2,951	581	5,522
Total assets	234,036,692	243,679,165	123,486,449	1,285,794,706

LIABILITIES
Collateral for securities on loan	15,476,247	30,715,439	21,780,518	163,754,213
Payable for Trust shares reacquired	268,853	261,931	125,916	958,417
Payable for investments purchased	1,387,033	991,722	342,005	8,076,993
Accrued expenses and other liabilities	131,612	113,123	99,089	315,284
Management fee payable	106,472	103,199	49,325	548,873
Affiliated transfer agent fee payable	27,029	26,297	12,818	44,438
Deferred trustees’ fees	5,599	5,599	5,599	5,599
Distribution fee payable	51,083	50,467	23,707	31,472
Payable to custodian	—	—	123,426	4,261
Dividends payable	—	—	—	—
Due to broker for variation margin	—	—	—	17,800
Options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	17,453,928	32,267,777	22,562,403	173,757,350

NET ASSETS	$216,582,764	$211,411,388	$100,924,046	$1,112,037,356

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2012 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$14,110	$19,522	$8,255	$51,804
Paid-in capital, in excess of par	188,318,688	258,386,086	106,695,453	885,501,781
	188,332,798	258,405,608	106,703,708	885,553,585
Undistributed net investment income (loss)	148,989	909,733	(406,746)	3,337,114
Accumulated net realized gains (losses)	(33,524,623)	(85,198,697)	(27,593,810)	10,264,841
Net unrealized appreciation (depreciation)	61,625,600	37,294,744	22,220,894	212,881,816
Net assets, April 30, 2012	$216,582,764	$211,411,388	$100,924,046	$1,112,037,356
(A) Identified cost of unaffiliated investments	$152,096,715	$171,446,684	$78,513,347	$845,033,706
(B) Identified cost of affiliated investments	$19,239,932	$34,020,654	$22,168,163	$221,704,997
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$14,861,276	$29,801,383	$20,966,551	$158,299,768

NET ASSET VALUE:
Class R:
Net Assets	$125,527,729	$124,564,745	$58,579,726	$78,040,349
Shares Outstanding	8,209,472	11,515,661	4,844,591	3,654,473
Net asset value, offering price and redemption price per share	$15.29	$10.82	$12.09	$21.35
Class T:
Net Assets	$91,055,035	$86,846,643	$42,344,320	$1,033,997,007
Shares Outstanding	5,900,062	8,006,171	3,409,945	48,149,141
Net asset value, offering price and redemption price per share	$15.43	$10.85	$12.42	$21.47

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Statement of Assets and Liabilities April 30, 2012 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$298,402,922	$432,544,457	$174,162,030	$51,029,932
Affiliated investments(B)	7,953,069	849,509	7,084,535	12,892,352
Repurchase agreements(C)	—	20,700,000	—	—
Cash	—	—	—	—
Deposit with broker	—	45,000	927	—
Foreign currency, at value(D)	3,280,388	154,950	7,072	—
Receivable for Trust shares sold	363,642	1,431,755	83,335	23,417
Dividends and interest receivable	1,738,698	3,282,919	1,211,538	135,584
Receivable for investments sold	461,797	43,811,934	59,505	26,082,270
Receivable for foreign tax reclaim	377,667	—	—	—
Due from broker for variation margin	—	199,799	—	1,219
Payments made for swap agreements	—	561,912	1,621,702	—
Unrealized appreciation on swaps	—	1,648,960	1,879,462	—
Unrealized appreciation on forward currency contracts	258,357	444,118	316,941	—
Prepaid expenses and other assets	1,712	1,975	1,057	242
Total assets	312,838,252	505,677,288	186,428,104	90,165,016

LIABILITIES
Collateral for securities on loan	—	—	—	—
Payable for Trust shares reacquired	330,734	1,029,856	134,433	22,442
Payable for investments purchased	1,197,651	52,051,329	—	36,959,460
Accrued expenses and other liabilities	214,952	162,231	128,579	59,829
Management fee payable	176,624	152,268	64,743	15,945
Affiliated transfer agent fee payable	27,424	33,182	1,413	770
Deferred trustees’ fees	5,599	5,599	5,599	5,599
Distribution fee payable	51,475	64,011	—	—
Payable to custodian	203,898	—	6,303,641	—
Dividends payable	—	6,634	8,292	4,256
Due to broker	—	1,070,000	1,230,000	—
Due to broker for variation margin	—	—	966,852	—
Options written(E)	—	471,363	141,290	—
Payments received for swap agreements	—	235,013	288,798	—
Unrealized depreciation on swaps	—	976,597	256,944	281,995
Unrealized depreciation on forward currency contracts	—	838,898	835,069	—
Securities sold short, at value(F)	—	29,980,316	—	9,166,344
Total liabilities	2,208,357	87,077,297	10,365,653	46,516,640

NET ASSETS	$310,629,895	$418,599,991	$176,062,451	$43,648,376

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2012 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$27,800	$37,241	$16,704	$4,043
Paid-in capital, in excess of par	345,914,840	400,157,799	172,279,447	45,281,457
	345,942,640	400,195,040	172,296,151	45,285,500
Undistributednet investment income (loss)	1,994,715	716,624	586,970	95,698
Accumulatednet realized gains (losses)	(38,009,145)	825,907	(716,511)	(3,458,699)
Net unrealized appreciation (depreciation)	701,685	16,862,420	3,895,841	1,725,877
Net assets, April 30, 2012	$310,629,895	$418,599,991	$176,062,451	$43,648,376
(A) Identified cost of unaffiliated investments	$298,028,276	$415,942,048	$171,582,012	$48,962,918
(B) Identified cost of affiliated investments	$7,953,069	$849,509	$7,084,535	$12,892,352
(C) Identified cost of repurchase agreements	—	$20,700,000	—	—
(D) Identified cost of currency	$3,243,209	$153,539	$7,004	—
(E) Premiums received from options written	—	$613,995	$531,773	—
(F) Proceeds received from short sales	—	$29,898,594	—	$9,106,121
(G) Including securities on loan of	—	—	—	—

NET ASSET VALUE:
Class Q:
Net Assets	$113,940,255	—	—	—
Shares Outstanding	10,185,934	—	—	—
Net asset value, offering price and redemption price per share	$11.19	—	—	—
Class R:
Net Assets	$127,548,179	$159,077,403	—	—
Shares Outstanding	11,430,191	14,233,811	—	—
Net asset value, offering price and redemption price per share	$11.16	$11.18	—	—
Class T:
Net Assets	$69,141,461	$259,522,588	$176,062,451	$43,648,376
Shares Outstanding	6,184,065	23,006,980	16,704,192	4,042,669
Net asset value, offering price and redemption price per share	$11.18	$11.28	$10.54	$10.80

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,319,413	$2,936,103	$151,054	$10,142,223
Affiliated dividend income	4,753	5,759	600	55,287
Less: Foreign withholding taxes	(2,431)	(24,806)	—	(54,856)
Affiliated income from securities lending, net	15,690	11,799	40,376	451,443
Unaffiliated interest	—	—	—	293
Total income	1,337,425	2,928,855	192,030	10,594,390
Expenses
Management fee	622,007	607,655	290,967	3,065,938
Loan interest expense (Note 7)	—	—	24	—
Distribution fee—Class R	294,436	292,603	137,073	181,404
Transfer agent’s fees and expenses(a)	113,000	107,000	62,000	250,000
Custodian’s fees and expenses	72,000	54,000	30,000	122,000
Reports to shareholders	21,000	25,000	22,000	52,000
Registration fees	16,000	16,000	15,000	22,000
Legal fees	9,000	9,000	9,000	12,000
Trustees’ fees	7,000	7,000	6,000	16,000
Audit fees	12,000	12,000	13,000	16,000
Miscellaneous	8,808	11,302	7,604	19,798
Total expenses	1,175,251	1,141,560	592,668	3,757,140
Net investment income (loss)	162,174	1,787,295	(400,638)	6,837,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	8,353,345	8,655,915	2,164,930	22,942,095
Futures transactions	—	—	—	501,054
Foreign currency transactions	500	(101)	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	8,353,845	8,655,814	2,164,930	23,443,149
Net change in unrealized appreciation (depreciation) on:
Investments	17,182,386	10,549,071	7,951,728	70,186,799
Futures	—	—	—	(345,940)
Foreign currencies	(423)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	17,181,963	10,549,071	7,951,728	69,840,859
Net gain (loss)	25,535,808	19,204,885	10,116,658	93,284,008

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,697,982	$20,992,180	$9,716,020	$100,121,258
(a) Including affiliated expense of	$75,000	$75,000	$35,000	$126,000

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$5,317,963	$—	$—	$—
Affiliated dividend income	10,297	2,078	687	15,730
Less: Foreign withholding taxes	(369,465)	—	(106)	—
Unaffiliated interest	—	6,790,221	3,040,791	770,817
Total income	4,958,795	6,792,299	3,041,372	786,547
Expenses
Management fee	1,032,577	883,069	399,872	88,926
Interest expense	—	—	5,894	—
Distribution fee—Class R	291,180	350,137	—	—
Transfer agent’s fees and expenses(a)	133,000	171,000	54,000	15,000
Custodian’s fees and expenses	116,000	77,000	58,000	30,000
Reports to shareholders	27,000	27,000	19,000	12,000
Registration fees	19,000	18,000	14,000	9,000
Legal fees	12,000	10,000	9,000	8,000
Trustees’ fees	9,000	9,000	7,000	5,000
Audit fees	16,000	30,000	28,000	16,000
Miscellaneous	27,778	15,837	11,003	5,685
Total expenses	1,683,535	1,591,043	605,769	189,611
Net investment income (loss)	3,275,260	5,201,256	2,435,603	596,936

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(4,353,442)	2,594,934	88,558	565,782
Futures transactions	—	(141,722)	941,396	(62,164)
Foreign currency transactions	372,431	(1,276,947)	(1,054,491)	—
Options written transactions	—	142,694	124,208	—
Swap agreement transactions	—	973,021	384,339	(72,355)
Short sale transactions	—	(555,154)	(45,500)	(84,023)
Total net realized gain (loss)	(3,981,011)	1,736,826	438,510	347,240
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	10,878,763	6,635,748	2,998,406	137,859
Futures	—	(110,192)	(798,225)	2,298
Foreign currencies	42,337	1,591,223	1,596,056	—
Options written	—	78,016	114,737	—
Swaps	—	(811,268)	171,572	4,833
Short sales	—	(35,941)	—	(54,598)
Net change in unrealized appreciation (depreciation)	10,921,100	7,347,586	4,082,546	90,392
Net gain (loss)	6,940,089	9,084,412	4,521,056	437,632

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,215,349	$14,285,668	$6,956,659	$1,034,568
(a) Including affiliated expense of	$75,000	$94,000	$4,000	$2,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$162,174	$354,346
Net realized gain on investment and foreign currency transactions	8,353,845	19,332,032
Net change in unrealized appreciation (depreciation) of investments	17,181,963	(5,557,159)
Net increase in net assets resulting from operations	25,697,982	14,129,219
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	(302,875)	(310,242)
Total dividends from net investment income	(302,875)	(310,242)
Trust share transactions (Note 6)
Net proceeds from shares sold	20,314,794	45,987,894
Net asset value of shares issued in reinvestment of dividends and distributions	292,761	302,077
Cost of shares reacquired	(33,824,065)	(65,930,611)
Net decrease in net assets from Trust share transactions	(13,216,510)	(19,640,640)
Total increase (decrease)	12,178,597	(5,821,663)

NET ASSETS
Beginning of period	204,404,167	210,225,830
End of period(a)	$216,582,764	$204,404,167
(a) Includes undistributed net investment income of	$148,989	$289,690

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,787,295	$3,198,169
Net realized gain on investment and foreign currency transactions	8,655,814	10,800,354
Net change in unrealized appreciation (depreciation) of investments	10,549,071	(5,810,052)
Net increase in net assets resulting from operations	20,992,180	8,188,471
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,713,677)	(1,256,153)
Class T	(1,696,624)	(1,800,447)
Total dividends from net investment income	(3,410,301)	(3,056,600)
Trust share transactions (Note 6)
Net proceeds from shares sold	20,873,842	50,859,161
Net asset value of shares issued in reinvestment of dividends and distributions	3,357,595	3,009,450
Cost of shares reacquired	(31,007,272)	(64,799,524)
Net decrease in net assets from Trust share transactions	(6,775,835)	(10,930,913)
Total increase (decrease)	10,806,044	(5,799,042)

NET ASSETS
Beginning of period	200,605,344	206,404,386
End of period(a)	$211,411,388	$200,605,344
(a) Includes undistributed net investment income of	$909,733	$2,532,739

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(400,638)	$(526,375)
Net realized gain on investment and foreign currency transactions	2,164,930	19,144,294
Net change in unrealized appreciation (depreciation) of investments	7,951,728	(4,951,558)
Net increase in net assets resulting from operations	9,716,020	13,666,361
Trust share transactions (Note 6)
Net proceeds from shares sold	11,063,002	28,492,814
Net asset value of shares issued in reinvestment of dividends and distributions	—	—
Cost of shares reacquired	(16,017,893)	(38,798,427)
Net decrease in net assets from Trust share transactions	(4,954,891)	(10,305,613)
Total increase	4,761,129	3,360,748

NET ASSETS
Beginning of period	96,162,917	92,802,169
End of period	$100,924,046	$96,162,917

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,837,250	$9,556,843
Net realized gain on investment and foreign currency transactions	23,443,149	51,844,164
Net change in unrealized appreciation (depreciation) of investments	69,840,859	3,206,953
Net increase in net assets resulting from operations	100,121,258	64,607,960
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(475,538)	(251,514)
Class T	(10,416,661)	(7,554,613)
Total dividends from net investment income	(10,892,199)	(7,806,127)
Distributions from net realized gains
Class R	(2,289,461)	—
Class T	(28,632,649)	—
Total distributions from net realized gains	(30,922,110)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	189,298,797	346,237,356
Net asset value of shares issued in reinvestment of dividends and distributions	37,439,503	6,956,118
Cost of shares reacquired	(133,043,297)	(303,307,277)
Net increase in net assets from Trust share transactions	93,695,003	49,886,197
Total increase	152,001,952	106,688,030

NET ASSETS
Beginning of period	960,035,404	853,347,374
End of period(a)	$1,112,037,356	$960,035,404
(a) Includes undistributed net investment income of	$3,337,114	$7,392,063

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,275,260	$6,566,178
Net realized loss on investment and foreign currency transactions	(3,981,011)	(4,093,887)
Net change in unrealized appreciation (depreciation) of investments	10,921,100	(23,310,395)
Net increase (decrease) in net assets resulting from operations	10,215,349	(20,838,104)
Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(2,649,607)	—
Class R	(1,926,777)	(924,975)
Class T	(1,679,297)	(1,553,315)
Total dividends from net investment income	(6,255,681)	(2,478,290)
Trust share transactions (Note 6)
Net proceeds from shares sold	40,665,856	199,728,217
Net asset value of shares issued in reinvestment of dividends and distributions	6,222,967	2,450,416
Cost of shares reacquired	(31,903,405)	(65,389,746)
Net increase in net assets from Trust share transactions	14,985,418	136,788,887
Total increase	18,945,086	113,472,493

NET ASSETS
Beginning of period	291,684,809	178,212,316
End of period(a)	$310,629,895	$291,684,809
(a) Includes undistributed net investment income of	$1,994,715	$4,975,136

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,201,256	$10,400,192
Net realized gain on investment and foreign currency transactions	1,736,826	70,621
Net change in unrealized appreciation (depreciation) of investments	7,347,586	(1,105,578)
Net increase in net assets resulting from operations	14,285,668	9,365,235
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,707,093)	(2,958,289)
Class T	(3,703,078)	(7,513,396)
Total dividends from net investment income	(5,410,171)	(10,471,685)
Distributions from net realized gains
Class R	—	(3,301,173)
Class T	—	(8,246,685)
Total distributions from net realized gains	—	(11,547,858)
Trust share transactions (Note 6)
Net proceeds from shares sold	78,545,170	142,552,732
Net asset value of shares issued in reinvestment of dividends and distributions	5,363,895	22,062,856
Cost of shares reacquired	(56,619,596)	(139,477,523)
Net increase in net assets from Trust share transactions	27,289,469	25,138,065
Total increase	36,164,966	12,483,757

NET ASSETS
Beginning of period	382,435,025	369,951,268
End of period(a)	$418,599,991	$382,435,025
(a) Includes undistributed net investment income of	$716,624	$925,539

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,435,603	$5,484,897
Net realized gain on investment and foreign currency transactions	438,510	4,842,804
Net change in unrealized appreciation (depreciation) of investments	4,082,546	(5,942,648)
Net increase in net assets resulting from operations	6,956,659	4,385,053
Dividends and Distributions (Note 1)
Dividends from net investment income	(5,260,770)	(7,492,175)
Distributions from net realized gains	(972,354)	(8,139,626)
Trust share transactions (Note 6)
Net proceeds from shares sold	11,582,242	35,487,485
Net asset value of shares issued in reinvestment of dividends and distributions	6,074,125	15,323,051
Cost of shares reacquired	(24,688,083)	(106,009,822)
Net decrease in net assets from Trust share transactions	(7,031,716)	(55,199,286)
Total decrease	(6,308,181)	(66,446,034)

NET ASSETS
Beginning of period	182,370,632	248,816,666
End of period(a)	$176,062,451	$182,370,632
(a) Includes undistributed net investment income	$586,970	$3,412,137

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2012	Year Ended October 31, 2011

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$596,936	$1,589,946
Net realized gain on investment transactions	347,240	845,536
Net change in unrealized appreciation (depreciation) of investments	90,392	(712,912)
Net increase in net assets resulting from operations	1,034,568	1,722,570
Dividends and Distributions (Note 1)
Dividends from net investment income	(593,739)	(1,498,727)
Trust share transactions (Note 6)
Net proceeds from shares sold	12,452,393	10,685,987
Net asset value of shares issued in reinvestment of dividends and distributions	567,012	1,484,331
Cost of shares reacquired	(5,092,921)	(13,269,886)
Net increase (decrease) in net assets from Trust share transactions	7,926,484	(1,099,568)
Total increase (decrease)	8,367,313	(875,725)

NET ASSETS
Beginning of period	35,281,063	36,156,788
End of period(a)	$43,648,376	$35,281,063
(a) Includes undistributed net investment income of	$95,698	$92,501

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of eight separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended, (“1940 Act”). Investment operations commenced on January 5, 1993.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primar- ily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primar- ily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•	Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of foreign companies;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official

128	THE TARGET PORTFOLIO TRUST

closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and ask prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios may hold illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities, for which market quotations are available, are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Short-term debt securities of sufficient credit quality held by the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by such Portfolios, which mature in more than 60 days, are valued at fair value.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a finan- cial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

THE TARGET PORTFOLIO TRUST	129

Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for finan- cial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve and duration. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. Financial futures contracts involve certain elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the

130	THE TARGET PORTFOLIO TRUST

difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities or foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

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Short Sales: Certain Portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Portfolio pledges with the cleaning broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default

132	THE TARGET PORTFOLIO TRUST

by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Mortgage Backed Securities entered into total return swaps to manage its exposure to an index. The Portfolio’s maximum risk

THE TARGET PORTFOLIO TRUST	133

of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2012, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Small Capitalization Value
Equity contracts	Due to broker for variation margin	$5,140	*	—	—

134	THE TARGET PORTFOLIO TRUST

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
International Equity
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$258,357		—	—

Total Return Bond
Interest rate contracts	Payments made for swap agreements	$201,365		Due from broker for variation margin	$71,750	*
Interest rate contracts	Unrealized appreciation on swaps	1,424,297		Payments received for swap agreements	119,399
Interest rate contracts	—	—		Unrealized depreciation on swaps	130,342
Interest rate contracts	—	—		Options written	471,363
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	444,118		Unrealized depreciation on forward currency contracts	838,898
Credit contracts	Unrealized appreciation on swaps	224,663		Unrealized depreciation on swaps	846,255
Credit contracts	Payments made for swap agreements	360,547		Payments received for swap agreements	115,614

Total		$2,654,990			$2,593,621

Intermediate-Term Bond
Interest rate contracts	Unaffiliated investments	$70,321		Options written	$141,290
Interest rate contracts	Unrealized appreciation on swaps	1,476,754		—	—
Interest rate contracts	Payments made for swap agreements	671,280		Payments received for swap agreements	90,476
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	316,941		Unrealized depreciation on forward currency contracts	835,069
Credit contracts	Unrealized appreciation on swaps	402,708		Unrealized depreciation on swaps	256,944
Credit contracts	Payments made for swap agreements	950,422		Payments received for swap agreements	198,322

Total		$3,888,426			$1,522,101

Mortgage Backed Securities
Interest rate contracts	Due from broker for variation margin	$10,016	*	Due from broker for variation margin	$8,935	*
Interest rate contracts	—	—		Unrealized depreciation on swaps	(281,995)

Total		$10,016			$(273,060)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

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The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$—	$501,054	$—	$—	$—	$501,054

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$444,346	$444,346
Equity contracts	141,194	—	—	—	—	—	141,194

Total	$141,194	$—	$—	$—	$—	$444,346	$585,540

Total Return Bond
Interest rate contracts	$—	$—	$(141,722)	$119,073	$1,080,105	$—	$1,057,456
Foreign exchange contracts	—	—	—		—	(1,349,745)	(1,349,745)
Credit contracts	—	—	—	23,621	(107,084)	—	(83,463)

Total	$—	$—	$(141,722)	$142,694	$973,021	$(1,349,745)	$(375,752)

Intermediate-Term Bond
Interest rate contracts	$—	$12,038	$941,396	$124,208	$507,128	$—	$1,584,770
Foreign exchange contracts	—	—	—	—	—	(2,041,031)	(2,041,031)
Credit contracts	—	—	—	—	(122,789)	—	(122,789)

Total	$—	$12,038	$941,396	$124,208	$384,339	$(2,041,031)	$(579,050)

Mortgage Backed Securities
Interest rate contracts	$—	$—	$(62,164)	$—	$(72,355)	$—	$(134,519)

Total	$—	$—	$(62,164)	$—	$(72,355)	$—	$(134,519)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$—	$(345,940)	$—	$—	$—	$(345,940)

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$603	$603

Total Return Bond
Interest rate contracts	$—	$—	$(110,192)	$78,016	$(164,593)	$—	$(196,769)
Foreign exchange contracts	—	—	—	—	—	1,608,472	1,608,472
Credit contracts	—	—	—	—	(646,675)	—	(646,675)

Total	$—	$—	$(110,192)	$78,016	$(811,268)	$1,608,472	$765,028

136	THE TARGET PORTFOLIO TRUST

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Options Written	Swaps	Forward Currency Contracts	Total
Intermediate-Term Bond
Interest rate contracts	$—	$(214,598)	$(798,225)	$114,737	$738,305	$—	$(159,781)
Foreign exchange contracts	—	—	—	—	—	1,615,588	1,615,588
Credit contracts	—	—	—	—	(566,733)	—	(566,733)

Total	$—	$(214,598)	$(798,225)	$114,737	$171,572	$1,615,588	$889,074

Mortgage Backed Securities
Interest rate contracts	$—	$—	$2,298	$—	$(407)	$—	$1,891
Credit contracts	—		—	—	5,240	—	5,240

Total	$—	$—	$2,298	$—	$4,833	$—	$7,131

For the six months ended April 30, 2012, the average volume of derivative activities are as follows:

Portfolio	Options Purchased(1)	Options Written(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward foreign currency exchange purchase contracts(4)
Small Capitalization Value	$—	$—	$2,449,483	$—	$—
International Equity	—	—	—	—	—
Total Return Bond	—	356,414	14,337,985	16,266,526	37,681,842
Intermediate-Term Bond	210,467	563,928	42,729,233	—	24,066,064
Mortgage Backed Securities	—	—	3,802,026	6,469,855	—

Portfolio	Forward foreign currency exchange sale contracts(5)	Interest rate swap agreements(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)	Total Return swap agreements(6)
Small Capitalization Value	$—	$—	$—	$—	$—
International Equity	8,041,238	—	—	—	—
Total Return Bond	87,617,489	71,788,231	47,822,900	5,133,333	—
Intermediate-Term Bond	45,654,592	33,819,986	18,667,386	15,100,000	—
Mortgage Backed Securities	—	10,750,000	—	—	1,125,797

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

THE TARGET PORTFOLIO TRUST	137

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to pur- chase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level. The Trust invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs. Net investment income or loss (other than distributions fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

138	THE TARGET PORTFOLIO TRUST

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the sub-advisers. PI supervises the sub-advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the sub-advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The sub-advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the sub-advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the sub-advisers, as PI deems appropriate. In order to maintain an approximate allocation between the sub-advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub- adviser’s share of Portfolio assets may occur to account for market fluctuations.

At April 30, 2012, the sub-advisers that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Marsico Capital Management, LLC and Massachusetts Financial Services Company (MFS)
Large Capitalization Value	NFJ Investment Group LLC., Hotchkis and Wiley Capital Management, LLC and Eaton Vance Management*
Small Capitalization Growth	Eagle Asset Management, Inc. and Emerald Mutual Fund Advisers Trust, effective January 17, 2012
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Capital Group LLC, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities	Wellington Management Company, LLP

*	Effective on or about July 16, 2012, Epoch Investment Partners, Inc will replace Eaton Vance Management as a subadviser for the Large Capitalization Value Portfolio.

THE TARGET PORTFOLIO TRUST	139

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each sub-adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended April 30, 2012, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 28, 2013.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2012, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$4,716
Large Capitalization Value	3,545
Small Capitalization Growth	12,071
Small Capitalization Value	134,310

Certain Portfolios invest in the Prudential Core Taxable Money Market Series (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

140	THE TARGET PORTFOLIO TRUST

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2012, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$59,486,729	$69,006,915
Large Capitalization Value	66,708,006	72,342,261
Small Capitalization Growth	40,406,981	45,394,751
Small Capitalization Value	220,173,012	165,875,763
International Equity	29,403,487	19,458,548
Total Return Bond	456,577,482	508,811,558
Intermediate-Term Bond	25,522,424	70,466,868
Mortgage Backed Securities	175,735,377	171,805,080

Transactions in options written during the six months ended April 30, 2012, were as follows:

Intermediate-Term Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2011	53,300	$580,005
Written options	2,640	77,928
Expired options	—	—
Closed options	(20,200)	(126,160)

Options outstanding at April 30, 2012	35,740	$531,773

Total Return Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2011	47,300	$416,073
Written options	90,600	613,996
Expired options	(25,500)	(276,911)
Closed options	(72,800)	(139,163)

Options outstanding at April 30, 2012	39,600	$613,995

Note 5. Tax Information

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2011 of approximately:

	Expiring October 31,
	2012	2013	2014	2015	2016	2017	2018	2019	Total
Large Capitalization Growth	$—	$—	$—	$—	$4,808,000	$32,835,000	$—	$—	$37,643,000
Large Capitalization Value	—	—	—	—	8,553,000	74,753,000	221,000	—	83,527,000
Small Capitalization Growth	—	—	—	—	2,396,000	26,562,000	—	—	28,958,000
International Equity	—	—	—	—	1,524,000	28,616,000	—	2,738,000	32,878,000
Mortgage Backed Securities	—	—	1,457,000	900,000	531,000	958,000	—	—	3,846,000
Total Return Bond	—	—	—	—	—	—	—	527,000	527,000

THE TARGET PORTFOLIO TRUST	141

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Portfolios are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation/ depreciation as of April 30, 2012 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Large Capitalization Growth	$175,572,439	$60,500,165	$(3,110,460)	$57,389,705
Large Capitalization Value	215,794,223	31,396,074	(4,428,215)	26,967,859
Small Capitalization Growth	101,481,853	25,147,385	(3,726,834)	21,420,551
Small Capitalization Value	1,078,056,940	239,138,858	(37,580,419)	201,558,439
International Equity	307,269,737	38,332,645	(39,246,391)	(913,746)
Total Return Bond	438,844,112	17,768,091	(2,518,237)	15,249,854
Intermediate-Term Bond	180,116,235	4,159,630	(3,029,300)	1,130,330
Mortgage Backed Securities	61,866,286	2,479,380	(423,383)	2,055,997

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

For the year ended October 31, 2010, the following Portfolios received amounts related to settlements of regulatory proceedings involving allegations of improper trading. The per share effect of these amounts is disclosed in the financial highlights.

	Affiliate	Third Party	Total Settlement
Small Capitalization Growth	$—	$7,375	$7,375
International Equity	384,721	139,018	523,739
Total Return Bond	—	3,012	3,012
Intermediate-Term Bond	—	6,361	6,361

142	THE TARGET PORTFOLIO TRUST

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Period Ended April 30, 2012:
Sold	1,229,182	$17,410,781	203,975	$2,904,013
Reinvested	—	—	22,196	292,761
Redeemed	(1,297,299)	(18,855,362)	(1,051,714)	(14,968,703)

Net Increase (Decrease)	(68,117)	$(1,444,581)	(825,543)	$(11,771,929)

Year Ended October 31, 2011:
Sold	2,816,204	$38,117,451	577,380	$7,870,443
Reinvested	—	—	22,526	302,077
Redeemed	(2,351,978)	(31,911,333)	(2,471,202)	(34,019,278)

Net Increase (Decrease)	464,226	$6,206,118	(1,871,296)	$(25,846,758)

Large Capitalization Value
Period Ended April 30, 2012:
Sold	1,720,569	$17,694,207	309,327	$3,179,635
Reinvested	180,008	1,713,677	172,499	1,643,918
Redeemed	(1,822,623)	(18,612,431)	(1,216,566)	(12,394,841)

Net Increase (Decrease)	77,954	$795,453	(734,740)	$(7,571,288)

Year Ended October 31, 2011:
Sold	4,173,124	$42,081,540	860,501	$8,777,621
Reinvested	124,372	1,256,153	173,422	1,753,297
Redeemed	(2,857,323)	(29,120,411)	(3,448,245)	(35,679,113)

Net Increase (Decrease)	1,440,173	$14,217,282	(2,414,322)	$(25,148,195)

Small Capitalization Growth
Period Ended April 30, 2012:
Sold	898,543	$10,232,434	71,595	$830,568
Reinvested	—	—	—	—
Redeemed	(823,904)	(9,493,969)	(562,554)	(6,523,924)

Net Increase (Decrease)	74,639	$738,465	(490,959)	$(5,693,356)

Year Ended October 31, 2011:
Sold	2,239,152	$24,344,979	368,799	$4,147,835
Reinvested	—	—	—	—
Redeemed	(1,717,953)	(19,145,178)	(1,728,981)	(19,653,249)

Net Increase (Decrease)	521,199	$5,199,801	(1,360,182)	$(15,505,414)

Small Capitalization Value
Period Ended April 30, 2012:
Sold	728,114	$14,949,414	8,347,100	$174,349,383
Reinvested	144,010	2,764,999	1,799,404	34,674,504
Redeemed	(677,898)	(13,689,041)	(5,780,466)	(119,354,256)

Net Increase (Decrease)	194,226	$4,025,372	4,366,038	$89,669,631

Year Ended October 31, 2011:
Sold	1,762,400	$35,858,712	14,715,096	$310,378,644
Reinvested	12,402	251,514	329,465	6,704,604
Redeemed	(1,111,170)	(23,053,163)	(13,529,063)	(280,254,114)

Net Increase (Decrease)	663,632	$13,057,063	1,515,498	$36,829,134

THE TARGET PORTFOLIO TRUST	143

	Class Q*		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount
International Equity
Period Ended April 30, 2012:
Sold	603,201	$6,564,487	2,889,459	$31,207,748	265,562	$2,893,621
Reinvested	257,744	2,649,607	187,429	1,926,776	160,174	1,646,584
Redeemed	(441,817)	(4,791,708)	(1,512,289)	(16,562,651)	(974,004)	(10,549,046)

Net Increase (Decrease)	419,128	$4,422,386	1,564,599	$16,571,873	(548,268)	$(6,008,841)

Year Ended October 31, 2011:
Sold	1,023,837	$11,246,758	5,147,523	$60,065,463	10,416,360	$128,415,996
Reinvested	—	—	79,602	924,975	131,164	1,525,441
Redeemed	(608,944)	(7,220,510)	(2,055,676)	(24,384,369)	(2,780,213)	(33,784,867)

	414,893	4,026,248	3,171,449	36,606,069	7,767,311	96,156,570
Shares issued upon conversion from Class T	9,351,913	118,675,777	—	—	—	—
Shares reacquired upon conversion into Class Q	—	—	—	—	(9,351,913)	(118,675,777)

Net Increase (Decrease)	9,766,806	$122,702,025	3,171,449	$36,606,069	(1,584,602)	$(22,519,207)

Total Return Bond
Period Ended April 30, 2012:
Sold			3,961,438	$43,760,558	3,119,718	$34,784,612
Reinvested			154,166	1,707,093	327,631	3,656,802
Redeemed			(1,562,477)	(17,259,083)	(3,536,450)	(39,360,513)

Net Increase (Decrease)			2,553,127	$28,208,568	(89,101)	$(919,099)

Year Ended October 31, 2011:
Sold			5,980,875	$64,642,701	7,135,190	$77,910,031
Reinvested			591,539	6,331,587	1,459,943	15,731,269
Redeemed			(3,970,230)	(43,056,478)	(8,867,059)	(96,421,045)

Net Increase (Decrease)			2,602,184	$27,917,810	(271,926)	$(2,779,745)

Intermediate-Term Bond
Period Ended April 30, 2012:
Sold			—	$—	1,109,998	$11,582,242
Reinvested			—	—	586,612	6,074,125
Redeemed			—	—	(2,367,572)	(24,688,083)

Net Increase (Decrease)			—	$—	(670,962)	$(7,031,716)

Year Ended October 31, 2011:
Sold			—	$—	3,382,892	$35,487,485
Reinvested			—	—	1,482,405	15,323,051
Redeemed			—	—	(10,182,399)	(106,009,822)

Net Increase (Decrease)			—	$—	(5,317,102)	$(55,199,286)

Mortgage Backed Securities
Period Ended April 30, 2012:
Sold			—	$—	1,160,158	$12,452,393
Reinvested			—	—	52,754	567,012
Redeemed			—	—	(474,214)	(5,092,921)

Net Increase (Decrease)			—	$—	738,698	$7,926,484

144	THE TARGET PORTFOLIO TRUST

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2011:
Sold	—	$—	1,004,440	$10,685,987
Reinvested	—	—	140,629	1,484,331
Redeemed	—	—	(1,253,523)	(13,269,886)

Net Increase (Decrease)	—	$—	(108,454)	$(1,099,568)

*	Commencement of offering was March 1, 2011.

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Companies pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Companies had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under these is contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolio utilized the line of credit during the six months ended April 30, 2012. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at April 30, 2012
Small Capitalization Growth	$567,000	1.50%	1	$—

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

THE TARGET PORTFOLIO TRUST	145

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2012(f)		Year Ended October 31,				Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2011(f)	2010(f)	2009	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.56		$12.76	$10.85	$10.11	$17.46	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	—	(i)	(.01)	(.01)	.05	.05	(.02)		.03
Net realized and unrealized gain (loss) on investments	1.73		.81	1.96	.76	(6.43)	2.31		1.30
Total from investment operations	1.73		.80	1.95	.81	(6.38)	2.29		1.33
Less dividends and distributions
Dividends from net investment income	—		—	(.04)	(.07)	(.02)	—		(.05)
Distributions from net realized gains	—		—	—	—	(.95)	(.14)		(.29)
Total dividends and distributions	—		—	(.04)	(.07)	(.97)	(.14)		(.34)
Net asset value, end of period	$15.29		$13.56	$12.76	$10.85	$10.11	$17.46		$15.31

TOTAL RETURN(a)	12.76%		6.27%	17.99%	8.13%	(38.48)%	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$125,528		$112,255	$99,676	$70,097	$48,348	$31,982		$2,216
Average net assets (000)	$118,422		$109,325	$84,636	$54,036	$46,321	$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.35	%(c)	1.34%	1.33%	1.36%	1.24%	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.85	%(c)	.84%	.83%	.86%	.74%	.68	%(c)	.75	%(c)
Net investment income (loss)	(.06	)%(c)	(.08)%	(.08)%	.28%	.35%	(.14	)%(c)	.28	%(c)
Portfolio turnover rate	29	%(d)	97%	171%	243%	101%	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	Less than $0.005 per share.

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2012(e)		Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006
			2011(e)	2010(e)	2009	2008(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.70		$12.86	$10.93	$10.19	$17.55	$15.33		$14.60
Income (loss) from investment operations
Net investment income	.03		.06	.05	.10	.13	.04		.08
Net realized and unrealized gain (loss) on investments	1.75		.82	1.97	.76	(6.47)	2.32		1.18
Total from investment operations	1.78		.88	2.02	.86	(6.34)	2.36		1.26
Less dividends and distributions
Dividends from net investment income	(.05)		(.04)	(.09)	(.12)	(.07)	—	(d)	(.09)
Distributions from net realized gains	—		—	—	—	(.95)	(.14)		(.44)
Total dividends and distributions	(.05)		(.04)	(.09)	(.12)	(1.02)	(.14)		(.53)
Net asset value, end of period	$15.43		$13.70	$12.86	$10.93	$10.19	$17.55		$15.33

TOTAL RETURN(a)	13.02%		6.83%	18.55%	8.64%	(38.14)%	15.41%		8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$91,055		$92,149	$110,550	$124,122	$150,428	$313,718		$301,566
Average net assets (000)	$90,053		$102,690	$116,806	$123,629	$237,628	$303,340		$299,597
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.85	%(b)	.84%	.83%	.86%	.74%	.68	%(b)	.75%
Expenses, excluding distribution and service (12b-1) fees	.85	%(b)	.84%	.83%	.86%	.74%	.68	%(b)	.75%
Net investment income	.45	%(b)	.44%	.45%	.84%	.91%	.29	%(b)	.51%
Portfolio turnover rate	29	%(c)	97%	171%	243%	101%	81	%(c)	69%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2012(g)		Year Ended October 31,				Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)
			2011(g)	2010(g)	2009(g)	2008(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.92		$9.73	$8.79	$8.78	$16.24	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.08		.13	.11	.15	.23	.15		.08
Net realized and unrealized gain (loss) on investments	.97		.18	.98	.13	(6.31)	.67		1.48
Total from investment operations	1.05		.31	1.09	.28	(6.08)	.82		1.56
Less dividends and distributions
Dividends from net investment income	(.15)		(.12)	(.15)	(.27)	(.22)	—	(f)	(.24)
Distributions from net realized gains	—		—	—	—	(1.16)	(.18)		(.79)
Total dividends and distributions	(.15)		(.12)	(.15)	(.27)	(1.38)	(.18)		(1.03)
Net asset value, end of period	$10.82		$9.92	$9.73	$8.79	$8.78	$16.24		$15.60

TOTAL RETURN(a)	10.78%		3.19%	12.45%	3.59%	(40.60)%	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$124,565		$113,434	$97,308	$70,291	$46,778	$30,958		$2,194
Average net assets (000)	$117,684		$108,407	$84,613	$53,491	$46,282	$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.34	%(c)	1.33%	1.31%	1.33%	1.21%	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)	.83%	.81%	.83%	.71%	.69	%(c)	.72	%(c)
Net investment income	1.55	%(c)	1.30%	1.21%	1.96%	1.90%	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	33	%(d)	43%	32%	104%	77%	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2012(e)		Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006(e)
			2011(e)	2010(e)	2009(e)	2008(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.97		$9.78	$8.83	$8.82	$16.31	$15.60		$15.11
Income (loss) from investment operations
Net investment income	.11		.18	.16	.20	.30	.22		.28
Net realized and unrealized gain (loss) on investments	.97		.18	.98	.12	(6.33)	.67		2.45
Total from investment operations	1.08		.36	1.14	.32	(6.03)	.89		2.73
Less dividends and distributions
Dividends from net investment income	(.20)		(.17)	(.19)	(.31)	(.30)	—	(d)	(.29)
Distributions from net realized gains	—		—	—	—	(1.16)	(.18)		(1.95)
Total dividends and distributions	(.20)		(.17)	(.19)	(.31)	(1.46)	(.18)		(2.24)
Net asset value, end of period	$10.85		$9.97	$9.78	$8.83	$8.82	$16.31		$15.60

TOTAL RETURN(a)	11.10%		3.62%	13.00%	4.15%	(40.29)%	5.70%		19.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$86,847		$87,171	$109,097	$128,187	$168,217	$372,900		$393,111
Average net assets (000)	$85,981		$99,621	$119,520	$129,379	$279,413	$392,564		$371,251
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.84	%(b)	.83%	.81%	.83%	.71%	.69	%(b)	.72%
Expenses, excluding distribution and service (12b-1) fees	.84	%(b)	.83%	.81%	.83%	.71%	.69	%(b)	.72%
Net investment income	2.05	%(b)	1.80%	1.74%	2.64%	2.40%	1.61	%(b)	1.79%
Portfolio turnover rate	33	%(c)	43%	32%	104%	77%	48	%(c)	44%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	149

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2012		Year Ended October 31,				Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
			2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.97		$9.66	$7.71	$7.17	$13.73	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.06)		(.07)	(.05)	(.04)	(.03)	(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	1.18		1.38	2.00	.58	(6.53)	1.67		1.08
Total from investment operations	1.12		1.31	1.95	.54	(6.56)	1.61		1.08
Capital contributions	—		—	— (c)	—	—	—		—
Net asset value, end of period	$12.09		$10.97	$9.66	$7.71	$7.17	$13.73		$12.12

TOTAL RETURN(a)	10.21%		13.56%	25.29%	7.53%	(47.78)%	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$58,580		$52,325	$41,025	$28,129	$18,607	$12,942		$898
Average net assets (000)	$55,130		$47,547	$35,238	$22,037	$18,762	$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.44	%(d)	1.44%	1.46%	1.52%	1.30%	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)	.94%	.96%	1.02%	.80%	.78	%(d)	.84	%(d)
Net investment loss	(1.04	)%(d)	(.80)%	(.72)%	(.77)%	(.39)%	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	41	% (e)	92%	64%	92%	223%	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2012		Year Ended October 31,				Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31, 2006
			2011	2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.24		$9.84	$7.82	$7.25	$13.82	$12.14		$11.28
Income (loss) from investment operations
Net investment income (loss)	(.02)		(.02)	(.01)	(.02)	.02	(.01)		(.05)
Net realized and unrealized gain (loss) on investments	1.20		1.42	2.03	.60	(6.59)	1.69		.91
Total from investment operations	1.18		1.40	2.02	.58	(6.57)	1.68		.86
Less dividends from net investment income	—		—	—	(.01)	—	—		—
Capital contributions	—		—	— (g)	—	—	—		—
Net asset value, end of period	$12.42		$11.24	$9.84	$7.82	$7.25	$13.82		$12.14

TOTAL RETURN(a)	10.50%		14.23%	25.83%	8.06%	(47.54)%	13.84%		7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,344		$43,838	$51,777	$52,671	$58,235	$137,630		$136,422
Average net assets (000)	$42,391		$50,339	$53,128	$51,109	$97,771	$136,851		$140,489
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.94	%(b)	.94%	.96%	1.02%	.80%	.78	%(b)	.84%
Expenses, excluding distribution and service (12b-1) fees	.94	%(b)	.94%	.96%	1.02%	.80%	.78	%(b)	.84%
Net investment income (loss)	(.54	)%(b)	(.29)%	(.18)%	(.26)%	.17%	(.07	)%(b)	(.39)%
Portfolio turnover rate	41	%(c)	92%	64%	92%	223%	87	%(c)	96%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2012(g)		Year Ended October 31,				Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
			2011(g)	2010(g)	2009(g)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.17		$18.80	$15.41	$14.10	$21.90	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.09		.11	.10	.13	.16	.13		.14
Net realized and unrealized gain (loss) on investments	1.89		1.35	3.41	1.42	(6.52)	1.42		1.74
Total from investment operations	1.98		1.46	3.51	1.55	(6.36)	1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.14)		(.09)	(.12)	(.16)	(.23)	—	(f)	(.18)
Distributions from net realized gains	(.66)		—	—	(.08)	(1.21)	(.11)		(1.29)
Total dividends and distributions	(.80)		(.09)	(.12)	(.24)	(1.44)	(.11)		(1.47)
Net asset value, end of period	$21.35		$20.17	$18.80	$15.41	$14.10	$21.90		$20.46

TOTAL RETURN(a)	10.23%		7.75%	22.93%	11.37%	(30.57)%	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$78,040		$69,790	$52,587	$33,574	$22,660	$15,112		$1,061
Average net assets (000)	$72,960		$63,352	$43,680	$26,425	$22,626	$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.20	%(c)	1.21%	1.26%	1.30%	1.30%	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)	.71%	.76%	.80%	.80%	.73	%(c)	.80	%(c)
Net investment income	.87	%(c)	.55%	.57%	.96%	.89%	.73	%(c)	1.37	%(c)
Portfolio turnover rate	17	%(d)	44%	33%	48%	54%	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2012(e)		Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006
			2011(e)	2010(e)	2009(e)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.33		$18.95	$15.51	$14.21	$22.00	$20.47		$18.98
Income (loss) from investment operations
Net investment income	.14		.22	.19	.20	.23	.25		.23
Net realized and unrealized gain (loss) on investments	1.90		1.34	3.45	1.41	(6.53)	1.39		3.09
Total from investment operations	2.04		1.56	3.64	1.61	(6.30)	1.64		3.32
Less dividends and distributions
Dividends from net investment income	(.24)		(.18)	(.20)	(.23)	(.28)	—	(d)	(.22)
Distributions from net realized gains	(.66)		—	—	(.08)	(1.21)	(.11)		(1.61)
Total dividends and distributions	(.90)		(.18)	(.20)	(.31)	(1.49)	(.11)		(1.83)
Net asset value, end of period	$21.47		$20.33	$18.95	$15.51	$14.21	$22.00		$20.47

TOTAL RETURN(a)	10.52%		8.22%	23.64%	11.82%	(30.23)%	8.04%		17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,033,997		$890,245	$800,761	$538,202	$374,101	$411,690		$320,728
Average net assets (000)	$954,634		$872,587	$674,452	$439,058	$414,364	$403,020		$290,505
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.70	%(b)	.71%	.76%	.80%	.80%	.73	%(b)	.80%
Expenses, excluding distribution and service (12b-1) fees	.70	%(b)	.71%	.76%	.80%	.80%	.73	%(b)	.80%
Net investment income	1.37	%(b)	1.06%	1.07%	1.46%	1.38%	1.38	%(b)	1.17%
Portfolio turnover rate	17	%(c)	44%	33%	48%	54%	32	%(c)	36%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class Q
	Six Months Ended April 30, 2012(e)		March 1, 2011(b), through October 31, 2011(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.10		$12.56
Income (loss) from investment operations
Net investment income	.14		.26
Net realized and unrealized gain (loss) on investments	.22		(1.72)
Total from investment operations	.36		(1.46)
Less dividends and distributions
Dividends from net investment income	(.27)		—
Distributions from net realized gains	—		—
Total dividends and distributions	(.27)		—
Capital contributions	—		—
Net asset value, end of period	$11.19		$11.10

TOTAL RETURN(a)	3.47%		(11.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$113,940		$108,378
Average net assets (000)	$109,034		$94,827
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.85	%(c)	.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.85	%(c)	.87	%(c)
Net investment income	2.50	%(c)	3.21	%(c)
Portfolio turnover rate	7	%(d)	19	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended April 30, 2012(f)		Year Ended October 31,				Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2011(f)	2010(f)	2009(f)	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.02		$11.84	$10.78	$8.99	$20.04	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.10		.22	.14	.13	.29	.33		.16
Net realized and unrealized gain (loss) on investments	.23		(.90)	1.00	2.08	(8.84)	3.68		1.66
Total from investment operations	.33		(.68)	1.14	2.21	(8.55)	4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.19)		(.14)	(.11)	(.42)	(.31)	—		(.25)
Distributions from net realized gains	—		—	—	—	(2.19)	(.18)		(1.45)
Total dividends and distributions	(.19)		(.14)	(.11)	(.42)	(2.50)	(.18)		(1.70)
Capital contributions	—		—	.03	—	—	—		—
Net asset value, end of period	$11.16		$11.02	$11.84	$10.78	$8.99	$20.04		$16.21

TOTAL RETURN(a)	3.16%		(5.84)%	10.93%	26.13%	(48.30)%	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$127,548		$108,715	$79,234	$57,184	$35,482	$26,811		$1,728
Average net assets (000)	$117,112		$93,879	$68,032	$43,233	$36,790	$11,612		$346
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.49	%(c)	1.48%	1.54%	1.51%	1.33%	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)	.98%	1.04%	1.01%	.83%	.83	%(c)	.93	%(c)
Net investment income	1.92	%(c)	1.87%	1.29%	1.46%	2.12%	2.20	%(c)	.39	%(c)
Portfolio turnover rate	7	%(d)	19%	41%	38%	30%	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended April 30, 2012(e)		Year Ended October 31,				Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31, 2006
			2011(e)	2010(e)	2009(e)	2008(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.08		$11.90	$10.83	$9.03	$20.13	$16.22		$13.99
Income (loss) from investment operations
Net investment income	.12		.30	.19	.17	.36	.39		.29
Net realized and unrealized gain (loss) on investments	.23		(.93)	1.01	2.10	(8.86)	3.70		3.68
Total from investment operations	.35		(.63)	1.20	2.27	(8.50)	4.09		3.97
Less dividends and distributions
Dividends from net investment income	(.25)		(.19)	(.16)	(.47)	(.41)	—		(.29)
Distributions from net realized gains	—		—	—	—	(2.19)	(.18)		(1.45)
Total dividends and distributions	(.25)		(.19)	(.16)	(.47)	(2.60)	(.18)		(1.74)
Capital contributions	—		—	.03	—	—	—		—
Net asset value, end of period	$11.18		$11.08	$11.90	$10.83	$9.03	$20.13		$16.22

TOTAL RETURN(a)	3.39%		(5.36)%	11.45%	26.84%	(47.99)%	25.33%		29.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$69,141		$74,592	$98,978	$119,006	$123,970	$297,083		$268,314
Average net assets (000)	$70,497		$112,082	$106,108	$110,053	$218,670	$277,744		$248,571
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.99	%(c)	.98%	1.04%	1.01%	.83%	.83	%(c)	.93%
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)	.98%	1.04%	1.01%	.83%	.83	%(c)	.93%
Net investment income	2.28	%(c)	2.47%	1.75%	1.94%	2.49%	2.61	%(c)	1.73%
Portfolio turnover rate	7	%(d)	19%	41%	38%	30%	37	%(d)	41%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended April 30, 2012		Year Ended October 31,					Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2011	2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.94		$11.34	$10.93	$9.86		$10.54	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.12		.26	.30	.42		.46	.33		.12
Net realized and unrealized gain (loss) on investments	.26		(.03)	.68	1.82		(.68)	.24		.01
Total from investment operations	.38		.23	.98	2.24		(.22)	.57		.13
Less dividends and distributions
Dividends from net investment income	(.14)		(.27)	(.30)	(.62)		(.46)	(.34)		(.13)
Distributions from net realized gains	—		(.36)	(.27)	(.55)		—	—		—
Total dividends and distributions	(.14)		(.63)	(.57)	(1.17)		(.46)	(.34)		(.13)
Capital contributions	—		—	— (k)	—		—	—		—
Net asset value, end of period	$11.18		$10.94	$11.34	$10.93		$9.86	$10.54		$10.31

TOTAL RETURN(a)	3.43%		2.24%	9.33%	24.57%		(2.24)%	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$159,077		$127,837	$102,992	$71,457		$53,218	$23,670		$1,503
Average net assets (000)	$140,824		$117,927	$86,806	$56,103		$42,474	$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.13	%(c)	1.15%	1.17%	1.32	%(i)	1.23%	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)	.65%	.67%	.82	%(j)	.73%	.64	%(c)	.68	%(c)
Net investment income	2.31	%(c)	2.50%	2.79%	4.20%		4.39%	3.84	%(c)	3.46	%(c)
Portfolio turnover rate(l)	126	%(d)	243%	369%	657%		697%	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(j)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(k)	Less than $0.005 per share.
(l)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2012		Year Ended October 31,					Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31, 2006
			2011	2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.02		$11.42	$11.01	$9.93		$10.60	$10.38		$10.39
Income (loss) from investment operations
Net investment income	.16		.33	.36	.47		.53	.39		.40
Net realized and unrealized gain (loss) on investments	.26		(.04)	.68	1.84		(.68)	.22		.03
Total from investment operations	.42		.29	1.04	2.31		(.15)	.61		.43
Less dividends and distributions
Dividends from net investment income	(.16)		(.33)	(.36)	(.68)		(.52)	(.39)		(.44)
Distributions from net realized gains	—		(.36)	(.27)	(.55)		—	—		—
Total dividends and distributions	(.16)		(.69)	(.63)	(1.23)		(.52)	(.39)		(.44)
Capital contributions	—		—	— (h)	—		—	—		—
Net asset value, end of period	$11.28		$11.02	$11.42	$11.01		$9.93	$10.60		$10.38

TOTAL RETURN(a)	3.86%		2.76%	9.82%	25.15%		(1.71)%	5.94%		4.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$259,523		$254,598	$266,960	$217,784		$194,970	$183,262		$167,154
Average net assets (000)	$253,807		$249,230	$242,590	$198,247		$206,986	$174,725		$162,621
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.63	%(b)	.65%	.67%	.82	%(g)	.73%	.64	%(b)	.68%
Expenses, excluding distribution and service (12b-1) fees	.63	%(b)	.65%	.67%	.82	%(g)	.73%	.64	%(b)	.68%
Net investment income	2.84	%(b)	2.99%	3.28%	4.71%		4.86%	4.53	%(b)	4.14%
Portfolio turnover rate(i)	126	%(c)	243%	369%	657%		697%	421	%(c)	483%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(h)	Less than $0.005 per share.
(i)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2012		Year Ended October 31,						Ten Months Ended October 31, 2007(e)		Year Ended December 31, 2006
			2011	2010		2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.50		$10.96	$10.85		$10.27		$10.25	$10.13		$10.18
Income (loss) from investment operations
Net investment income	.15		.27	.27		.36		.44	.40		.43
Net realized and unrealized gain (loss) on investments	.26		— (b)	.66		1.27		.08	.11		(.03)
Total from investment operations	.41		.27	.93		1.63		.52	.51		.40
Less dividends and distributions
Dividends from net investment income	(.31)		(.36)	(.28)		(.42)		(.50)	(.39)		(.45)
Distributions from net realized gains	(.06)		(.37)	(.54)		(.63)		—	—		—
Total dividends and distributions	(.37)		(.73)	(.82)		(1.05)		(.50)	(.39)		(.45)
Capital contributions	—		—	—	(b)	—		—	—		—
Net asset value, end of period	$10.54		$10.50	$10.96		$10.85		$10.27	$10.25		$10.13

TOTAL RETURN(a)	3.95%		2.70%	9.07%		17.01%		5.07%	5.13%		4.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$176,062		$182,371	$248,817		$245,517		$204,548	$233,423		$245,223
Average net assets (000)	$178,697		$210,348	$247,716		$218,911		$227,475	$235,800		$249,376
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.68	%(c)	.66%	.66	%(g)	.74	%(g)	.60%	.58	%(c)	.64%
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)	.66%	.66	%(g)	.74	%(g)	.60%	.58	%(c)	.64%
Net investment income	2.74	%(c)	2.61%	2.53%		3.47%		4.21%	4.71	%(c)	4.23%
Portfolio turnover rate	99	%(d)	392%	938%		527%		395%	284	%(d)	134%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been .64% and .69%, respectively, for the years ended October 31, 2010 and 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended April 30, 2012		Year Ended October 31,							Ten Months Ended October 31, 2007(e)		Year Ended December 31, 2006
			2011	2010		2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.68		$10.60	$9.96		$9.26		$9.95		$9.99		$10.10
Income (loss) from investment operations
Net investment income	.16		.49	.54		.70		.63		.41		.44
Net realized and unrealized gain (loss) on investments	.12		.05	.64		.74		(.66)		(.03)		(.07)
Total from investment operations	.28		.54	1.18		1.44		(.03)		.38		.37
Less dividends
Dividends from net investment income	(.16)		(.46)	(.54)		(.74)		(.66)		(.39)		(.48)
Tax return of capital	—		—	—		—		—		(.03)		—
Total dividends	(.16)		(.46)	(.54)		(.74)		(.66)		(.42)		(.48)
Net asset value, end of period	$10.80		$10.68	$10.60		$9.96		$9.26		$9.95		$9.99

TOTAL RETURN(a)	2.64%		5.26%	12.13%		16.20%		(.36)%		3.89%		3.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$43,648		$35,281	$36,157		$41,112		$51,368		$73,581		$75,471
Average net assets (000)	$39,740		$34,208	$38,594		$44,081		$64,999		$75,508		$77,483
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.96	%(c)	1.03%	.88	%(b)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)
Expenses, excluding distribution and service (12b-1) fees	.96	%(c)	1.03%	.88	%(b)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)
Net investment income	3.02	%(c)	4.65%	5.23%		7.35%		6.34%		4.91	%(c)	4.46%
Portfolio turnover rate(g)	365	%(d)	670%	646%		425%		338%		318	%(d)	471%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been .87%, .79%, and .70%, respectively, for the years ended October 31, 2010, 2009, and 2008, .76% for the ten months ended October 31, 2007, and .94% for the year ended December 31, 2006.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements

Approval of a New Subadvisory Agreement for the Small Capitalization Growth Portfolio

The Board of Trustees (the “Board”) of the Target Portfolio Trust consists of ten (10) individuals, eight (8) of whom are Independent Trustees. The Board is responsible for the oversight of the Portfolios and their operations, and performs the various duties imposed on the trustees of investment companies by the Investment Company Act of 1940, as amended (the “1940 Act”). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board has established two standing committees in connection with the governance of the Trust: the Audit Committee and the Nominating and Governance Committee. Each committee is chaired by an Independent Trustee.

At a November 30-December 1, 2011 meeting of the Board, the Trustees, including all of the Independent Trustees, considered and approved a new subadvisory agreement (the “Subadvisory Agreement”) between Prudential Investments LLC (the “Manager”) and Emerald Mutual Fund Advisers Trust (“Emerald”), which will serve as a second subadviser for the Small Capitalization Growth Portfolio (the “Portfolio”) to complement Eagle Asset Management Inc., the current subadviser for the Portfolio.

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; any relevant comparable performance information; the fees proposed to be paid by the Manager to Emerald under the agreement; and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and Emerald at or in advance of the meetings on November 30-December 1, 2011. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement.

The Trustees determined that the overall arrangements between the Manager and Emerald, pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Subadvisory Agreement are separately discussed below.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services to be provided to the Portfolio by Emerald under the Subadvisory Agreement, namely that Emerald would provide day-to-day fund management services to a portion of the Portfolio and comply with all Portfolio policies and applicable rules and regulations. The Board also noted that the nature and extent of the services to be provided to the Portfolio under the Subadvisory Agreement were substantially similar to those provided by Eagle under its subadvisory agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of the Emerald fund management team. The Board met with representatives from Emerald and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of a portion of the Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Emerald. The Board noted that it received a favorable compliance report from the Portfolio’s Chief Compliance Officer (CCO) as to Emerald.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by Emerald and that there was a reasonable basis on which to conclude that the Portfolio would benefit from the subadvisory services to be provided by Emerald under the Subadvisory Agreement.

Performance of the Portfolio

The Board received and considered information regarding the performance of other investment companies managed by Emerald utilizing an investment style and strategy similar to that proposed for the Portfolio. The Board concluded that it was satisfied with the performance record of Emerald in the proposal strategy.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by the Manager to Emerald under the Subadvisory Agreement. The Board also considered, among other things, the fee rates payable to Emerald by other funds with an investment objective similar to that of the Portfolio. The Board noted that the Manager, and not the Portfolio, pays the subadvisory fees, and therefore any change in the proposed subadvisory fee rates would not have any impact on the amount of management fees

THE TARGET PORTFOLIO TRUST

paid by the Portfolio. Instead, any increase or decrease in the subadvisory fee rate will increase or decrease, as applicable, the net fees retained by the Manager.

The Board considered the proposed subadvisory fees of 0.45% of the Portfolio’s first $100 million of average daily net assets and 0.40% of the Portfolio’s average daily net assets in excess of $100 million to be paid by the Manager to the Subadviser. The Board noted that the proposed fee for Emerald is based on combined assets that include the assets of another fund subadvised by the Manager and that the rate is substantially similar to the rate paid to the other subadviser to the Fund. The Board concluded that the proposed subadvisory fee was reasonable.

Subadviser’s Profitability

Because the engagement of Emerald is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board noted that profitability would be reviewed annually in connection with the review of advisory agreements.

Economies of Scale

The Board considered the potential for Emerald to experience economies of scale as the amount of assets of the Portfolio managed by the new subadviser increased in size. The Board considered that the proposed subadvisory fee for Emerald would include breakpoints in the fee rate paid by the Manager to Emerald, and that the subadvisory breakpoints would reduce that fee rate if the amount of assets of the Portfolio managed by Emerald increased in size. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential ancillary benefits that might be received by Emerald and its affiliates as a result of its relationships with the Portfolio. The Board concluded that the potential benefits to be derived by Emerald included the ability to use soft dollar credits, brokerage commissions received by affiliates of Emerald, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits to be derived by the Manager and Emerald were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

After full consideration of these factors, the Board concluded that the approval of the Subadvisory Agreement was in the best interest of the Portfolio and its shareholders.

THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice
President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer •
Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Emerald Mutual Fund Advisers Trust	3175 Oregon Pike Leola, PA 17540

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street 39th Floor Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Capital Group LLC	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02109

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	280 Congress Street Boston, MA 02110

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Trust carefully before investing. The prospectus and summary prospectuses contain this and other information about the Trust. An investor may obtain a prospectus and summary prospectuses by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectuses and summary prospectuses should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

THE TARGET PORTFOLIO TRUST	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Total Return Bond (Class T)	TATBX	875921884
Large Capitalization Growth (Class T)	TALGX	875921207	Mortgage Backed Securities (Class T)	TGMBX	875921702
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class T)	TASGX	875921405	Large Capitalization Value (Class T)	TALVX	875921108
International Equity (Class Q)	TIEQX	875921793	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class R)	TTBRX	875921819

TMF158E2    0226501-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not
applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date:	June 21, 2012